UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Robert J. DellaCroce

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8259

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
COMMERCIAL PAPER — 53.6%
Banks — 4.5%
Bank of America Corp. 0.300%, 06/10/11	$2,391	$2,389,605
BNP Paribas 0.120%, 04/01/11	4,000	4,000,000
		6,389,605

Diversified — 0.8%
Duke University 0.280%, 06/02/11	1,200	1,199,421

Diversified Financial Services — 25.7%
AllianceBernstein Investments, Inc. 0.180%, 04/01/11	6,000	6,000,000
American Honda Finance Corp. 0.240%, 04/28/11	500	499,910
BG Energy Finance, Inc. 0.240%, 04/21/11	1,500	1,499,800
Cargill Global Fund Plc 0.220%, 04/01/11	4,000	4,000,000
ENI Coordination Center 0.350%, 04/11/11	4,000	3,999,611
ENI Finance USA, Inc.
0.320%, 04/25/11	1,000	999,787
0.400%, 04/28/11	300	299,910
National Cooperative Services Corp. 0.270%, 04/05/11	1,325	1,324,960
National Rural Utilities Corp. 0.240%, 04/18/11	3,000	2,999,660
Novartis Finance Corp. 0.260%, 08/08/11	3,500	3,496,739
Novartis Securities Investment Ltd. 0.210%, 05/09/11	3,310	3,309,267
Reckitt & Benckiser Treasury Services Plc
0.240%, 05/31/11	1,500	1,499,400
0.550%, 10/25/11	4,000	3,987,350
Shell International Finance BV
0.670%, 06/02/11	2,000	1,997,692
0.260%, 07/14/11	1,000	999,249

		36,913,335

Electric — 8.2%
Electricite de France
0.250%, 04/29/11	3,000	2,999,417
0.250%, 05/03/11	3,000	2,999,333
GDF Suez S.A.
0.270%, 05/02/11	3,500	3,499,186
0.310%, 05/02/11	1,500	1,499,599
National Grid Plc 0.400%, 04/07/11	770	769,949

		11,767,484

Entertainment — 2.4%
Walt Disney Corp. 0.230%, 04/20/11	3,500	3,499,575

Oil & Gas — 8.1%
Apache Corp. 0.350%, 04/05/11	700	699,973
ConocoPhillips

	Par (000)	Value†

Oil & Gas — (continued)
0.240%, 04/12/11	$1,000	$999,927
0.250%, 05/09/11	300	299,921
DCP Midstream LLC 0.300%, 04/01/11	700	700,000
Enbridge Energy Co., Inc. 0.370%, 04/12/11	700	699,921
Kinder Morgan, Inc. 0.300%, 04/01/11	700	700,000
Schlumberger Technology Corp. 0.250%, 05/31/11	3,500	3,498,542
Total Cap Canada
0.350%, 08/19/11	1,400	1,398,094
0.390%, 09/08/11	2,600	2,595,493

		11,591,871

Pharmaceuticals — 3.9%
Sanofi Aventis
0.270%, 04/14/11	1,000	999,903
0.280%, 07/14/11	1,300	1,298,948
0.300%, 09/20/11	1,300	1,298,137
0.320%, 09/20/11	2,000	1,996,942

		5,593,930

TOTAL COMMERCIAL PAPER (Cost $76,955,221)		76,955,221

CORPORATE BONDS — 9.7%
Banks — 2.9%
Commonwealth Bank of Australia 144A@ 2.400%, 01/12/12	4,100	4,162,004

Beverages — 1.9%
Coca-Cola Refreshments USA, Inc. 6.125%, 08/15/11	250	255,189
PepsiCo, Inc. 0.333%, 07/15/11•	2,500	2,500,628

		2,755,817

Diversified Financial Services — 0.8%
Shell International Finance BV 0.339%, 09/22/11•	1,200	1,200,216

Electric — 0.7%
Hydro Quebec 6.300%, 05/11/11	930	936,155

Healthcare Products — 1.4%
Medtronic, Inc. CONV 1.500%, 04/15/11	2,000	1,999,607

Pharmaceuticals — 1.9%
Abbott Laboratories 5.600%, 05/15/11	2,705	2,722,421

Retail — 0.1%
McDonald’s Corp. 8.875%, 04/01/11	183	183,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
TOTAL CORPORATE BONDS (Cost $13,959,220)		$13,959,220

MUNI NOTES — 32.8%
California Housing Finance Agency 0.230%, 08/01/36•	$2,000	2,000,000
City of Minneapolis 0.240%, 12/01/27•	2,290	2,290,000
Colorado Housing & Finance Authority
0.250%, 05/01/22•	3,000	3,000,000
0.260%, 04/01/43•	1,325	1,325,000
Fairfax County Economic Development Authority 0.250%, 12/01/33•	1,200	1,200,000
Idaho Housing & Finance Association
0.230%, 01/01/38•	4,300	4,300,000
0.250%, 01/01/40•	4,655	4,655,000
Illinois Finance Authority 0.210%, 07/01/38•	4,900	4,900,000
Kansas State Department of Transportation 0.190%, 09/01/22•	3,100	3,100,000
New York City Municipal Water Finance Authority 0.180%, 06/15/41•	5,000	5,000,000
Pennsylvania Turnpike Commission 0.280%, 07/15/41•	5,000	5,000,000
State of Texas 0.240%, 12/01/29•	4,000	4,000,000
Triborough Bridge & Tunnel Authority 0.320%, 01/01/19•	3,300	3,300,000
Wisconsin Housing & Economic Development Authority 0.320%, 05/01/34•	2,970	2,970,000

TOTAL MUNI NOTES (Cost $47,040,000)		47,040,000

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	52	52
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	123	123
BlackRock Liquidity Funds TempFund - Institutional Shares	1,000,981	1,000,981
Federated Prime Obligations Fund - Class I	1,000,005	1,000,005
Fidelity Institutional Prime Money Market Portfolio	3,522,608	3,522,608
Fidelity Institutional Prime Money Market Portfolio - Class I	1,253	1,253
Wells Fargo Advantage Government Money Market Fund - Institutional Class	92	92
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	382	382

	Number of Shares	Value†

Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	421	$421

TOTAL SHORT-TERM INVESTMENTS (Cost $5,525,917)		5,525,917

TOTAL INVESTMENTS — 100.0% (Cost $143,480,358)		$143,480,358

†	See Security Valuation Note.
•	Variable Rate Security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

CONV — Convertible Security.

LLC — Limited Liability Company.

Plc — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$70,943,799	49.4%	49.4%
8 — 14 days	6,699,362	4.7%	54.1%
15 — 30 days	17,298,294	12.1%	66.2%
31 — 60 days	15,265,882	10.6%	76.8%
61 — 90 days	11,784,876	8.2%	85.0%
91 — 120 days	2,298,197	1.6%	86.6%
121 — 150 days	5,150,022	3.6%	90.2%
over 150 days	14,039,926	9.8%	100.0%

	$143,480,358	100.0%

Average Weighted Maturity — 43 days

PENN SERIES FUNDS, INC. MONEY MARKET FUND Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note): ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMERCIAL PAPER	$76,955,221	$—	$76,955,221	$—
CORPORATE BONDS	13,959,220	—	13,959,220	—
MUNI NOTES	47,040,000	—	47,040,000	—
SHORT-TERM INVESTMENTS	5,525,917	5,525,917	—	—
TOTAL INVESTMENTS	$143,480,358	$5,525,917	$137,954,441	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 18.7%
Federal Home Loan Mortgage Corporation — 4.0%
1.375%, 02/25/14	$2,000	$2,000,922
2.875%, 02/09/15	3,000	3,106,695
1.750%, 09/10/15	1,000	981,524

		6,089,141

Federal National Mortgage Association — 14.7%
5.000%, 10/15/11	1,500	1,538,505
0.375%, 12/28/12	6,700	6,642,956
1.000%, 09/23/13	2,000	1,991,252
0.750%, 12/18/13	7,000	6,893,502
1.625%, 10/26/15	5,300	5,157,133

		22,223,348

TOTAL AGENCY OBLIGATIONS (Cost $28,389,048)		28,312,489

ASSET BACKED SECURITIES — 0.7%
Bear Stearns Mortgage Funding Trust 0.570%, 10/25/36•	236	46,528
Conseco Financial Corp. 7.650%, 04/15/19	116	120,309
Enterprise Mortgage Acceptance Co. LLC 144A @ 7.484%, 01/15/27•,~	654	519,560
Equity One ABS, Inc. 4.145%, 04/25/34•	15	13,925
Popular ABS Mortgage Pass-Through Trust 4.628%, 09/25/34•	24	23,828
SACO I, Inc. 144A @ 1.150%, 06/25/35•	658	331,141

TOTAL ASSET BACKED SECURITIES (Cost $1,847,284)		1,055,291

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.8%
Bear Stearns Commercial Mortgage Securities 5.404%, 03/11/39•	1,030	1,034,612
JPMorgan Chase Commercial Mortgage Securities Corp. 4.545%, 01/15/42	1,500	1,519,874
LB-UBS Commercial Mortgage Trust 4.821%, 04/15/30	160	159,678

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,657,126)		2,714,164

CORPORATE BONDS — 23.4%
Banks — 11.8%
Bank of America Corp.
3.125%, 06/15/12	2,000	2,062,236
2.375%, 06/22/12	3,000	3,069,195
Bank of Montreal 144A @ 2.850%, 06/09/15	3,000	3,025,770
Canadian Imperial Bank of Commerce 144A @ 2.000%, 02/04/13	3,000	3,052,893

	Par (000)	Value†

Banks — (continued)
Commonwealth Bank of Australia 144A @ 2.400%, 01/12/12	$1,000	$1,014,663
JPMorgan Chase & Co. 3.125%, 12/01/11	2,000	2,037,870
Macquarie Bank Ltd. 144A @ 2.600%, 01/20/12	1,000	1,016,896
The Goldman Sachs Group, Inc. 1.625%, 07/15/11	2,500	2,510,135

		17,789,658

Beverages — 1.3%
PepsiAmericas, Inc. 5.625%, 05/31/11	2,000	2,014,806

Diversified Financial Services — 7.3%
BA Covered Bond Issuer 144A @ 5.500%, 06/14/12	1,000	1,044,010
Caisse Centrale Desjardins du Quebec 144A @ 2.550%, 03/24/16	3,000	2,960,481
General Electric Capital Corp.
3.000%, 12/09/11	2,800	2,852,192
2.625%, 12/28/12	4,000	4,128,460

		10,985,143

Food — 0.4%
General Mills, Inc. 5.650%, 09/10/12	500	532,050

Oil & Gas — 0.6%
SeaRiver Maritime, Inc. 0.000%, 09/01/12+	1,000	967,897

Pharmaceuticals — 1.3%
Abbott Laboratories 2.700%, 05/27/15	1,000	1,016,107
Sanofi-Aventis SA 2.625%, 03/29/16	1,000	991,404

		2,007,511

Telecommunications — 0.7%
Cellco Partnership 3.750%, 05/20/11	1,000	1,004,222

TOTAL CORPORATE BONDS (Cost $35,004,532)		35,301,287

MUNI NOTES — 0.7%
Regional — 0.7%
Province of British Columbia 2.850%, 06/15/15 (Cost $999,560)	1,000	1,027,064

RESIDENTIAL MORTGAGE BACKED SECURITIES — 1.6%
Fannie Mae Pool — 1.6%
4.000%, 06/01/20	824	860,036
2.940%, 12/01/33•	907	956,466
2.625%, 04/01/34•	279	290,143
6.041%, 07/01/36•	290	304,990

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,352,365)		2,411,635

U.S. TREASURY OBLIGATIONS — 48.9%
U.S. Treasury Note
4.250%, 08/15/13	$6,500	$7,002,229
3.125%, 08/31/13	3,000	3,154,686
1.750%, 01/31/14	2,000	2,031,406
1.750%, 03/31/14	5,000	5,071,875
1.875%, 04/30/14	8,000	8,138,128
2.375%, 09/30/14	3,000	3,086,484
4.250%, 11/15/14	14,050	15,390,244
2.250%, 01/31/15	4,500	4,592,812
4.000%, 02/15/15	9,200	9,992,065
1.250%, 08/31/15	5,000	4,846,095
2.750%, 02/15/19	2,000	1,954,218
2.625%, 11/15/20	2,000	1,866,250
United States Treasury Note Bond
0.750%, 09/15/13	6,750	6,707,286

TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,355,032)		73,833,778

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	616	616
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	963	963
BlackRock Liquidity Funds TempFund - Institutional Shares	92,242	92,242
Federated Prime Obligations Fund - Class I	3,003,482	3,003,482
Fidelity Institutional Prime Money Market Portfolio	3,178,678	3,178,678
Fidelity Institutional Prime Money Market Portfolio - Class I	100,754	100,754
Wells Fargo Advantage Government Money Market Fund - Institutional Class	471	471
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	110	110
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	271	271

TOTAL SHORT-TERM INVESTMENTS (Cost $6,377,587)		6,377,587

TOTAL INVESTMENTS — 100.0% (Cost $149,982,534)(a)		$151,033,295

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2011 is $519,560
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $149,982,534. Net unrealized appreciation was $1,050,761. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,360,364 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,309,603.

LLC — Limited Liability Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2011 †
United States	91%
Canada	7
Australia	1
France	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$73,833,778	$—	$73,833,778	$—
AGENCY OBLIGATIONS	28,312,489	—	28,312,489	—
ASSET BACKED SECURITIES	1,055,291	—	1,055,291	—
COMMERCIAL MORTGAGE BACKED SECURITIES	2,714,164	—	2,714,164	—
CORPORATE BONDS	35,301,287	—	35,301,287
MUNI NOTES	1,027,064		1,027,064
RESIDENTIAL MORTGAGE BACKED SECURITIES	2,411,635	—	2,411,635	—
SHORT-TERM INVESTMENTS	6,377,587	6,377,587	—	—

TOTAL INVESTMENTS	$151,033,295	$6,377,587	$144,655,708	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank Bonds — 1.3%
0.850%, 06/27/11•	$5,000	$4,997,450

Federal National Mortgage Association — 3.0%
3.250%, 04/09/13	4,500	4,720,144
5.000%, 04/15/15	6,750	7,509,895

		12,230,039

TOTAL AGENCY OBLIGATIONS (Cost $16,416,362)		17,227,489

ASSET BACKED SECURITIES — 0.6%
Atherton Franchisee Loan Funding 144A @ 7.230%, 03/15/21	81	80,907
Bear Stearns Mortgage Funding Trust 0.570%, 10/25/36•	471	93,057
Conseco Financial Corp. 7.240%, 11/15/28•	548	217,416
Enterprise Mortgage Acceptance Co. LLC 144A @ 7.484%, 01/15/27•	1,307	1,039,120
SACO I, Inc. 144A @ 1.150%, 06/25/35•	1,975	993,422

TOTAL ASSET BACKED SECURITIES (Cost $4,497,329)		2,423,922

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.1%
Bear Stearns Commercial Mortgage Securities 4.830%, 08/15/38	4,000	4,141,046
Citigroup Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	1,500	1,576,621
JPMorgan Chase Commercial Mortgage Securities Corp.
4.545%, 01/15/42	5,000	5,066,248
5.420%, 01/15/49	1,500	1,581,957
LB-UBS Commercial Mortgage Trust 4.821%, 04/15/30	239	239,516
Morgan Stanley Capital I 4.590%, 04/14/40	56	55,758

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,022,444)		12,661,146

CORPORATE BONDS — 16.0%
Aerospace & Defense — 0.2%
United Technologies Corp. 4.500%, 04/15/20	1,000	1,040,676
Agriculture — 0.3%
Cargill, Inc. 144A @ 6.125%, 09/15/36	1,000	1,077,833
Banks — 4.9%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,045,082

	Par (000)	Value†

Banks — (continued)
Bank of Montreal 144A @ 2.850%, 06/09/15	$3,000	$3,025,770
Canadian Imperial Bank of Commerce 144A @ 2.000%, 02/04/13	1,000	1,017,631
Commonwealth Bank of Australia 144A @ 2.400%, 01/12/12	1,946	1,974,534
JPMorgan Chase & Co.
2.200%, 06/15/12	4,000	4,089,660
6.000%, 01/15/18	1,700	1,864,023
The Goldman Sachs Group, Inc. 3.250%, 06/15/12	6,500	6,715,098

		19,731,798

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,000	1,230,308
PepsiCo, Inc. NC 4.875%, 11/01/40	1,000	936,006

		2,166,314

Biotechnology — 0.7%
Amgen, Inc. 4.950%, 10/01/41	1,000	909,531
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,132,834
Genentech, Inc. 5.250%, 07/15/35	1,000	983,741

		3,026,106

Computers — 0.6%
Hewlett-Packard Co. 6.125%, 03/01/14	1,000	1,120,090
International Business Machines Corp. 6.500%, 01/15/28	1,000	1,184,034

		2,304,124

Diversified Financial Services — 1.0%
Caisse Centrale Desjardins du Quebec 144A @ 2.550%, 03/24/16	2,000	1,973,654
General Electric Capital Corp.
6.150%, 08/07/37	1,000	1,022,307
5.875%, 01/14/38	1,000	987,274

		3,983,235

Electric — 1.5%
Carolina Power & Light Co. 5.300%, 01/15/19	1,000	1,092,806
Commonwealth Edison Co. 6.150%, 09/15/17	500	559,591
Enel Finance International SA 144A @ 6.250%, 09/15/17	1,000	1,095,113
Florida Power & Light Co. 5.690%, 03/01/40	1,000	1,039,439
Oklahoma Gas & Electric Co. 6.350%, 09/01/18	1,000	1,105,163

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
PacifiCorp 6.250%, 10/15/37	$1,000	$1,105,805

		5,997,917

Environmental Control — 0.3%
Allied Waste North America, Inc. 6.875%, 06/01/17	1,000	1,090,000

Food — 0.4%
Kraft Foods, Inc. 6.750%, 02/19/14	500	564,079
Sara Lee Corp. 2.750%, 09/15/15	1,000	990,170

		1,554,249

Gas — 0.2%
SEMCO Energy, Inc. 144A @ 5.150%, 04/21/20	1,000	1,021,437

Healthcare Products — 0.3%
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,139,688

Healthcare Services — 0.5%
CIGNA Corp. 4.375%, 12/15/20	1,000	977,158
UnitedHealth Group, Inc. 5.700%, 10/15/40	1,000	974,899

		1,952,057

Insurance — 0.5%
Metlife Institutional Funding II 144A @ 0.709%, 03/27/12•	1,000	1,002,403
The Travelers Cos., Inc. 5.350%, 11/01/40	1,000	951,571

		1,953,974

Media — 0.3%
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,315,359

Miscellaneous Manufacturing — 0.5%
Honeywell International, Inc. 5.375%, 03/01/41	1,000	1,009,590
Siemens Financieringsmaatschappij NV 144A @ 6.125%, 08/17/26	1,000	1,127,175

		2,136,765

Oil & Gas — 0.5%
Pemex Project Funding Master Trust 6.625%, 06/15/35	1,000	1,003,113
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	1,000	1,030,207

		2,033,320

Oil & Gas Services — 0.5%
Schlumberger Oilfield UK Plc 144A @ 4.200%, 01/15/21	1,000	1,000,423

	Par (000)	Value†

Oil & Gas Services — (continued)
Weatherford Bermuda Holdings Ltd. 6.750%, 09/15/40	$1,000	$1,036,586

		2,037,009

Pharmaceuticals — 1.3%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,009,890
McKesson Corp. 6.000%, 03/01/41	1,000	1,035,422
Merck & Co., Inc. 6.400%, 03/01/28	1,000	1,165,010
Novartis Capital Corp. 2.900%, 04/24/15	1,000	1,022,265
Sanofi-Aventis SA 4.000%, 03/29/21	1,000	983,500

		5,216,087

Pipelines — 0.3%
DCP Midstream LLC 144A @ 6.750%, 09/15/37	1,000	1,075,379

Retail — 0.5%
Wal-Mart Stores, Inc.
3.250%, 10/25/20	1,000	934,092
5.625%, 04/01/40	1,000	1,019,466

		1,953,558

Telecommunications — 0.2%
Verizon Communications, Inc. 4.600%, 04/01/21	1,000	995,719

TOTAL CORPORATE BONDS (Cost $62,062,438)		64,802,604

MUNI NOTES — 0.5%
Province of British Columbia 2.850%, 06/15/15 (Cost $1,999,120)	2,000	2,054,128

MUNI BONDS — 2.3%
City of New York 6.271%, 12/01/37	1,750	1,814,977
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,044,840
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,050,090
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,025,050
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,126,380
South Carolina State Public Service Authority 6.454%, 01/01/50	2,000	2,128,240

TOTAL MUNI BONDS (Cost $8,751,994)		9,189,577

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — 28.9%
Collateralized Mortgage Obligations — 2.2%
Freddie Mac REMICs 6.000%, 02/15/32	$1	$1,164
Freddie Mac REMICs 0.595%, 05/15/37•	8,776	8,741,521

		8,742,685

Fannie Mae Pool — 12.2%
4.000%, 08/01/39	7,464	7,352,653
4.000%, 11/01/40	7,919	7,800,576
3.500%, 12/01/40	9,929	9,361,862
3.500%, 12/01/40	7,915	7,462,505
3.500%, 01/01/41	9,659	9,107,168
4.000%, 06/01/20	1,531	1,598,207
5.000%, 07/01/23	2,861	3,047,347
2.625%, 04/01/34•	836	870,428
6.041%, 07/01/36•	968	1,016,635
5.845%, 08/01/36•	1,317	1,384,438
6.285%, 05/01/37•	532	567,959

		49,569,778

Freddie Mac Gold Pool — 5.9%
3.000%, 01/01/26	14,810	14,457,948
3.500%, 12/01/40	8,442	7,941,180
3.500%, 02/01/41	1,498	1,409,023

		23,808,151

Ginnie Mae Pool — 8.6%
6.000%, 10/15/38	2,432	2,678,717
6.000%, 10/15/38	1,635	1,800,970
4.000%, 04/15/39	10,475	10,496,785
4.000%, 06/15/39	6,666	6,679,912
4.500%, 02/15/40	12,803	13,231,712
9.000%, 10/15/30	8	10,159
9.000%, 11/15/30	15	18,326

		34,916,581

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $115,706,122)		117,037,195

U.S. TREASURY OBLIGATIONS — 39.6%
U.S. Treasury Bond
6.250%, 08/15/23	2,000	2,483,750
5.500%, 08/15/28	2,800	3,241,874
4.500%, 05/15/38	820	822,435
3.500%, 02/15/39	25,300	21,212,481
4.375%, 11/15/39	500	489,140
4.625%, 02/15/40	3,000	3,059,064
4.375%, 05/15/40	100	97,766
4.250%, 11/15/40	1,900	1,817,171
U.S. Treasury Note
1.125%, 12/15/12	43,600	43,944,048
1.750%, 01/31/14	6,000	6,094,218
1.875%, 02/28/14	7,000	7,129,612
4.250%, 11/15/14	5,000	5,476,955
4.000%, 02/15/15	10,900	11,838,425
2.125%, 12/31/15	11,100	11,102,597
2.625%, 02/29/16	5,000	5,101,560
2.750%, 02/15/19	11,000	10,748,199

	Par (000)	Value†

3.125%, 05/15/19	$13,040	$13,038,983
3.375%, 11/15/19	1,000	1,010,938
2.625%, 08/15/20	5,800	5,441,125
2.625%, 11/15/20	1,000	933,125
3.625%, 02/15/21	950	963,508
U.S. Treasury Strip Principal 0.000%, 11/15/24+	7,800	4,377,929

TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,065,483)		160,424,903

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	257	257
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	481	481
BlackRock Liquidity Funds TempFund - Institutional Shares	2,137,952	2,137,952
Federated Prime Obligations Fund - Class I	8,152,239	8,152,239
Fidelity Institutional Prime Money Market Portfolio	8,151,865	8,151,865
Fidelity Institutional Prime Money Market Portfolio - Class I	636,413	636,413
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	3,255	3,255
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	2,723	2,723

TOTAL SHORT-TERM INVESTMENTS (Cost $19,085,185)		19,085,185

TOTAL INVESTMENTS — 100.0% (Cost $399,606,477)(a)		$404,906,149

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $399,835,841. Net unrealized appreciation/depreciation was $5,070,308. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,326,798 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,256,490.

LLC — Limited Liability Company.

Plc — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

QUALITY BOND FUND

Summary	of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$160,424,903	$—	$160,424,903	$—
AGENCY OBLIGATIONS	17,227,489	—	17,227,489	—
ASSET BACKED SECURITIES	2,423,922	—	2,423,922	—
COMMERCIAL MORTGAGE BACKED SECURITIES	12,661,146	—	12,661,146	—
CORPORATE BONDS	64,802,604	—	64,802,604	—
MUNI NOTES	2,054,128	—	2,054,128	—
MUNI BONDS	9,189,577	—	9,189,577	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	117,037,195	—	117,037,195	—
SHORT-TERM INVESTMENTS	19,085,185	19,085,185	—	—

TOTAL INVESTMENTS	$404,906,149	$19,085,185	$385,820,964	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 2.0%
Apparel — 0.0%
Anvil Holdings, Inc.*^	831	$3,324

Auto Manufacturers — 0.3%
Ford Motor Co.*	8,500	126,735
General Motors Co.*	7,360	228,381

		355,116

Auto Parts & Equipment — 0.1%
Lear Corp.	3,700	180,819

Banks — 0.3%
CIT Group, Inc..*	7,975	339,336

Electric — 0.1%
The AES Corp.*	15,350	199,550

Entertainment — 0.0%
Lakes Entertainment, Inc.*	12,500	33,750

Oil & Gas — 0.2%
Anadarko Petroleum Corp.	2,625	215,040

Packaging and Containers — 0.2%
Rock-Tenn Co., Class A	4,225	293,004

Real Estate Investment Trusts — 0.2%
General Growth Properties, Inc.	16,904	261,674

Retail — 0.1%
Dollar General Corp.*	6,300	197,505

Telecommunications — 0.5%
American Tower Corp., Class A*	2,575	133,436
Crown Castle International Corp.*	3,050	129,778
Loral Space & Communications, Inc.*	3,351	259,870
Sprint Nextel Corp.*	38,500	178,640

		701,724

TOTAL COMMON STOCKS (Cost $2,889,181)		2,780,842

PREFERRED STOCKS — 2.3%
Auto Manufacturers — 0.2%
General Motors Co. CONV	5,925	285,585

Banks — 1.2%
Ally Financial, Inc.*	25,475	633,563
Ally Financial, Inc.CONV 144A @	1,075	1,000,287

		1,633,850

Lodging — 0.1%
Las Vegas Sands Corp., Series A	1,700	190,294

Media — 0.1%
Spanish Broadcasting System, Inc. PIK	182	144,146

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV*^~	725	0

	Number of Shares	Value†

Telecommunications — 0.7%
Lucent Technologies Capital Trust I CONV	975	$955,500

TOTAL PREFERRED STOCKS (Cost $2,863,919)		3,209,375

	Par (000)	Value†
CORPORATE BONDS — 89.6%
Advertising — 0.5%
inVentiv Health, Inc. 144A @ 10.000%, 08/15/18	$225	234,000
Lamar Media Corp.
9.750%, 04/01/14	100	115,500
7.875%, 04/15/18	200	214,500
The Interpublic Group of Cos., Inc. 10.000%, 07/15/17	125	148,750

		712,750

Aerospace & Defense — 1.1%
Acquisition Co. Lanza Parent 144A @ 10.000%, 06/01/17	175	192,937
BE Aerospace, Inc. 8.500%, 07/01/18	150	166,125
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	125	137,812
L-3 Communications Corp. 6.375%, 10/15/15	350	360,500
Sequa Corp. 144A @
11.750%, 12/01/15	200	216,000
13.500%, 12/01/15 PIK	75	81,938
Spirit Aerosystems, Inc. 7.500%, 10/01/17	75	80,625
TransDigm, Inc. 144A @ 7.750%, 12/15/18	325	348,969

		1,584,906

Airlines — 1.1%
American Airlines, Inc. 144A @ 7.500%, 03/15/16	200	197,750
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	49	52,508
Continental Airlines 2009-2 Class B Pass Through Trust 9.250%, 05/10/17	47	50,580
Continental Airlines, Inc. 144A @ 6.750%, 09/15/15	575	580,031
Delta Air Lines, Inc. 144A @
9.500%, 09/15/14	180	191,250
12.250%, 03/15/15	400	448,000
United Air Lines, Inc. 144A @ 12.000%, 11/01/13	75	81,469

		1,601,588

Apparel — 0.6%
Hanesbrands, Inc.
8.000%, 12/15/16	100	108,375
6.375%, 12/15/20	300	292,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — (continued)
Levi Strauss & Co.
8.875%, 04/01/16	$50	$52,125
7.625%, 05/15/20	325	325,813

		778,813

Auto Manufacturers — 0.2%
Ford Motor Co. 7.450%, 07/16/31	300	324,783

Auto Parts & Equipment — 1.3%
Affinia Group Holdings, Inc. 144A @ 10.750%, 08/15/16	45	51,131
Allison Transmission, Inc. PIK 144A @ 11.250%, 11/01/15	502	545,297
Commercial Vehicle Group, Inc. PIK^ 11.000%, 02/15/13	207	221,703
Conti-Gummi Finance BV 144A @
8.500%, 07/15/15	150	233,837
6.500%, 01/15/16	50	72,991
7.500%, 09/15/17	75	111,870
Pinafore LLC 144A @ 9.000%, 10/01/18	275	298,375
The Goodyear Tire & Rubber Co. 10.500%, 05/15/16	300	336,000

		1,871,204

Banks — 3.0%
Ally Financial, Inc.
6.250%, 12/01/17 144A @	400	407,500
7.500%, 09/15/20 144A @	375	399,844
8.000%, 11/01/31	350	381,500
BAC Capital Trust VI 5.625%, 03/08/35	325	283,612
CIT Group, Inc.
7.000%, 05/01/17	1,050	1,051,313
6.625%, 04/01/18 144A @	700	710,233
Provident Funding Associates LP 144A @
10.250%, 04/15/17	200	223,000
10.125%, 02/15/19	100	104,375
Regions Bank 7.500%, 05/15/18	250	264,263
Synovus Financial Corp. 5.125%, 06/15/17	175	163,241
Zions Bancorporation 7.750%, 09/23/14	150	162,902

		4,151,783

Beverages — 0.1%
Constellation Brands, Inc. 8.375%, 12/15/14	25	28,313
Cott Beverages, Inc. 8.375%, 11/15/17	75	80,062
		108,375
Building Materials — 2.2%
Associated Materials LLC 144A @ 9.125%, 11/01/17	275	294,250
Cemex Finance LLC 144A @ 9.500%, 12/14/16	360	387,900

	Par (000)	Value†

Building Materials — (continued)
Cemex S.A.B de C.V. 144A @ 9.000%, 01/11/18	$100	$104,875
Euramax International, Inc. 144A @ 9.500%, 04/01/16	275	279,125
Gibraltar Industries, Inc. 8.000%, 12/01/15	275	281,875
Grohe Holding GmbH
3.873%, 01/15/14•	150	212,048
8.625%, 10/01/14 144A @	50	73,000
HeidelbergCement Finance BV 8.000%, 01/31/17	50	78,654
Interline Brands, Inc. 7.000%, 11/15/18	100	102,500
Masco Corp.
6.125%, 10/03/16	75	76,925
7.125%, 03/15/20	125	129,359
Nortek, Inc. 144A @ 10.000%, 12/01/18	150	161,625
Ply Gem Industries, Inc. 144A @ 8.250%, 02/15/18	275	282,562
Reliance Intermediate Holdings LP 144A @ 9.500%, 12/15/19	225	246,938
Texas Industries, Inc. 9.250%, 08/15/20	200	216,000
USG Corp. 144A @ 8.375%, 10/15/18	100	104,500

		3,032,136

Chemicals — 3.0%
Ashland, Inc. 9.125%, 06/01/17	350	401,625
CF Industries, Inc. 6.875%, 05/01/18	275	308,687
Hexion US Finance Corp.
8.875%, 02/01/18	175	185,063
9.000%, 11/15/20 144A @	125	129,609
Huntsman International LLC
5.500%, 06/30/16	75	73,688
8.625%, 03/15/20	75	81,750
8.625%, 03/15/21 144A @	425	463,250
Kerling Plc 144A @ 10.625%, 02/01/17	275	424,804
Lyondell Chemical Co.
8.000%, 11/01/17 144A @	344	379,260
11.000%, 05/01/18	575	645,437
Momentive Performance Materials, Inc.
11.500%, 12/01/16	275	294,937
9.000%, 01/15/21 144A @	125	129,219
PolyOne Corp. 7.375%, 09/15/20	150	157,875
Rohm & Haas Co. 7.850%, 07/15/29	200	237,722
Solutia, Inc. 8.750%, 11/01/17	175	192,500

		4,105,426

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Coal — 1.4%
Arch Coal, Inc. 8.750%, 08/01/16	$150	$167,625
Consol Energy, Inc.
8.000%, 04/01/17	325	355,875
8.250%, 04/01/20	150	166,313
Foresight Energy LLC 144A @ 9.625%, 08/15/17	275	295,969
International Coal Group, Inc. 9.125%, 04/01/18	50	56,750
New World Resources NV 144A @ 7.875%, 05/01/18	250	372,013
Peabody Energy Corp. 7.375%, 11/01/16	300	333,000
Penn Virginia Resource Partners LP 8.250%, 04/15/18	150	160,500

		1,908,045

Commercial Services — 3.3%
Avis Budget Car Rental LLC
7.625%, 05/15/14	213	217,792
9.625%, 03/15/18	50	55,250
Bankrate, Inc. 144A @ 11.750%, 07/15/15	125	142,187
DP World Ltd. 144A @ 6.850%, 07/02/37	340	312,800
EC Finance Plc 144A @ 9.750%, 08/01/17	125	197,521
Education Management LLC
8.750%, 06/01/14	50	51,188
10.250%, 06/01/16^	23	24,035
Europcar Groupe SA 144A @ 4.593%, 05/15/13•	100	139,594
FTI Consulting, Inc.
7.750%, 10/01/16	225	235,125
6.750%, 10/01/20 144A @	75	75,938
Garda World Security Corp. 144A @ 9.750%, 03/15/17	150	161,625
Hertz Holdings Netherlands BV 144A @ 8.500%, 07/31/15	200	304,697
iPayment, Inc. 9.750%, 05/15/14	250	248,750
KAR Auction Services, Inc. 10.000%, 05/01/15	475	500,531
Mac-Gray Corp. 7.625%, 08/15/15	250	255,000
PHH Corp. 144A @ 9.250%, 03/01/16	175	190,312
RSC Equipment Rental, Inc. 144A @
10.000%, 07/15/17	125	142,500
8.250%, 02/01/21	50	52,000
Seminole Indian Tribe of Florida 144A @ 7.750%, 10/01/17	150	158,625
The Hertz Corp. 144A @ 7.500%, 10/15/18	50	51,750
Ticketmaster Entertainment LLC 10.750%, 08/01/16	250	273,125
United Rentals North America, Inc.

	Par (000)	Value†

Commercial Services — (continued)
10.875%, 06/15/16	$475	$548,625
8.375%, 09/15/20	175	182,875

		4,521,845

Computers — 0.4%
Brocade Communications Systems, Inc. 6.875%, 01/15/20	75	81,000
CDW Escrow Corp. 144A @ 8.500%, 04/01/19	350	350,437
SunGard Data Systems, Inc.
10.625%, 05/15/15	75	82,219
10.250%, 08/15/15	25	26,250

		539,906

Distribution & Wholesale — 0.3%
ACE Hardware Corp. 144A @ 9.125%, 06/01/16	425	457,406

Diversified Financial Services — 5.4%
AMO Escrow Corp. 144A @ 11.500%, 12/15/17	150	160,125
E*TRADE Financial Corp.
7.875%, 12/01/15	175	177,188
12.500%, 11/30/17 PIK	673	802,552
Ford Motor Credit Co. LLC
12.000%, 05/15/15	550	692,258
5.750%, 02/01/21	675	666,561
International Lease Finance Corp.
6.500%, 09/01/14 144A @	215	229,513
8.875%, 09/15/15 144A @	775	852,500
8.875%, 09/01/17	300	338,250
8.250%, 12/15/20	550	602,937
Nuveen Investments, Inc.
5.500%, 09/15/15	750	658,125
10.500%, 11/15/15 144A @	300	306,750
10.500%, 11/15/15	400	411,000
Pinnacle Foods Finance LLC
9.250%, 04/01/15	125	130,469
10.625%, 04/01/17	100	107,250
SLM Corp.
5.375%, 05/15/14	300	311,096
5.050%, 11/14/14	100	100,943
6.250%, 01/25/16	225	234,562
8.450%, 06/15/18	450	504,000
Springleaf Finance Corp. 6.900%, 12/15/17	225	205,594

		7,491,673

Electric — 2.1%
Calpine Corp. 144A @
7.875%, 07/31/20	525	557,812
7.500%, 02/15/21	300	310,500
Dubai Electricity & Water Authority 144A @ 7.375%, 10/21/20	200	194,000
GenOn Energy, Inc.
7.875%, 06/15/17	50	49,625
9.500%, 10/15/18 144A @	150	156,000
NRG Energy, Inc. 144A@

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
7.625%, 01/15/18	$550	$570,625
8.250%, 09/01/20	300	312,000
PNM Resources, Inc. 9.250%, 05/15/15	250	282,500
The AES Corp.
7.750%, 03/01/14	25	27,000
9.750%, 04/15/16	350	401,625

		2,861,687

Electrical Components & Equipment — 0.3%
Anixter, Inc. 10.000%, 03/15/14	125	144,375
Coleman Cable, Inc. 9.000%, 02/15/18	200	210,500

		354,875

Electronics — 0.3%
NXP BV
9.500%, 10/15/15	100	106,250
9.750%, 08/01/18 144A @	250	280,000

		386,250

Engineering & Construction — 0.4%
Aguila 3 SA 144A @ 7.875%, 01/31/18	325	331,500
Dycom Investments, Inc. 144A @ 7.125%, 01/15/21	275	279,813

		611,313

Entertainment — 2.8%
AMC Entertainment Holdings, Inc. 144A @ 9.750%, 12/01/20	200	214,000
AMC Entertainment, Inc. 8.750%, 06/01/19	200	217,000
Cedar Fair LP 144A @ 9.125%, 08/01/18	200	217,000
Codere Finance Luxembourg SA 144A @ 8.250%, 06/15/15	250	360,499
Isle of Capri Casinos, Inc. 144A @ 7.750%, 03/15/19	150	149,250
Lions Gate Entertainment, Inc. 144A @ 10.250%, 11/01/16	200	212,000
MU Finance Plc 144A @ 8.375%, 02/01/17	425	449,969
Palace Entertainment Holdings LLC 144A @ 8.875%, 04/15/17	75	76,688
Pinnacle Entertainment, Inc.
8.625%, 08/01/17	150	163,500
8.750%, 05/15/20	125	130,000
Pokagon Gaming Authority 144A @ 10.375%, 06/15/14	350	362,250
Regal Cinemas Corp. 8.625%, 07/15/19	275	295,281
Regal Entertainment Group 9.125%, 08/15/18	300	321,000
Seneca Gaming Corp. 144A @ 8.250%, 12/01/18	200	206,000
Speedway Motorsports, Inc. 8.750%, 06/01/16	150	164,437

	Par (000)	Value†

Entertainment — (continued)
Universal City Development Partners Ltd.
8.875%, 11/15/15	$200	$217,750
10.875%, 11/15/16	75	84,187

		3,840,811

Environmental Control — 0.1%
Darling International, Inc. 144A @ 8.500%, 12/15/18	75	81,563

Food — 1.9%
Blue Merger Sub, Inc. 144A @ 7.625%, 02/15/19	300	304,125
Bumble Bee Acquisition Corp. 144A @ 9.000%, 12/15/17	175	182,000
Campofrio Food Group SA 144A @ 8.250%, 10/31/16	75	108,947
Dole Food Co. 13.875%, 03/15/14	81	98,010
JBS Finance II Ltd. 144A @ 8.250%, 01/29/18	275	282,562
JBS USA LLC 11.625%, 05/01/14	150	174,000
Land O’ Lakes Capital Trust I 144A @ 7.450%, 03/15/28	275	248,875
Michael Foods, Inc. 144A @ 9.750%, 07/15/18	350	382,375
R&R Ice Cream Plc 144A @ 8.375%, 11/15/17	100	137,468
Smithfield Foods, Inc.
10.000%, 07/15/14	50	58,875
7.750%, 07/01/17	100	107,500
US Foodservice 144A @ 10.250%, 06/30/15	575	604,469

		2,689,206

Forest Products & Paper — 1.2%
Boise Paper Holdings LLC
9.000%, 11/01/17	100	111,000
8.000%, 04/01/20	125	135,000
Cascades, Inc.
7.750%, 12/15/17	125	132,031
7.875%, 01/15/20	100	105,500
Clearwater Paper Corp.
10.625%, 06/15/16	100	113,000
7.125%, 11/01/18 144A @	100	104,750
Domtar Corp.
7.125%, 08/15/15	200	219,000
9.500%, 08/01/16	25	29,563
Mercer International, Inc. 144A @ 9.500%, 12/01/17	225	246,375
Smurfit Kappa Acquisitions 144A @
7.250%, 11/15/17	75	109,478
7.750%, 11/15/19	100	148,451
Smurfit Kappa Funding Plc 7.750%, 04/01/15	100	102,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Forest Products & Paper — (continued)
Verso Paper Holdings LLC 11.500%, 07/01/14	$90	$98,325

		1,654,723

Healthcare Products — 1.5%
Accellent, Inc.
8.375%, 02/01/17	50	53,625
10.000%, 11/01/17 144A @	450	450,000
Bausch & Lomb, Inc. 9.875%, 11/01/15	275	294,937
Biomet, Inc. 11.625%, 10/15/17	500	557,500
Boston Scientific Corp. 7.375%, 01/15/40	275	306,105
Fresenius US Finance II, Inc. 144A @ 9.000%, 07/15/15	75	85,969
Ontex IV SA 144A @ 7.500%, 04/15/18	100	143,668
Universal Hospital Services, Inc.
3.834%, 06/01/15•	125	121,250
8.500%, 06/01/15 PIK	50	52,187

		2,065,241

Healthcare Services — 3.9%
Aviv Healthcare Properties LP 144A @ 7.750%, 02/15/19	100	104,250
Capella Healthcare, Inc. 144A @ 9.250%, 07/01/17	200	213,000
Centene Corp. 7.250%, 04/01/14	200	207,250
Community Health Systems, Inc. 8.875%, 07/15/15	500	527,500
Da Vita, Inc.
6.375%, 11/01/18	200	202,000
6.625%, 11/01/20	225	227,812
HCA, Inc.
9.250%, 11/15/16	450	484,312
9.625%, 11/15/16 PIK	409	440,782
9.875%, 02/15/17	175	196,000
8.500%, 04/15/19	375	416,250
IASIS Healthcare LLC 8.750%, 06/15/14	125	127,656
Labco SAS 144A @ 8.500%, 01/15/18	100	144,908
LifePoint Hospitals, Inc. 144A @ 6.625%, 10/01/20	100	102,500
Multiplan, Inc. 144A @ 9.875%, 09/01/18	325	347,750
Radiation Therapy Services, Inc. 9.875%, 04/15/17	225	229,500
Tenet Healthcare Corp.
6.500%, 06/01/12	75	76,875
8.875%, 07/01/19	250	285,000
8.000%, 08/01/20	350	364,875
United Surgical Partners International, Inc. 8.875%, 05/01/17	150	157,312
Universal Health Services, Inc. 144A @ 7.000%, 10/01/18	75	77,438

	Par (000)	Value†

Healthcare Services — (continued)
Vanguard Health Holding Co. II LLC 144A @
8.000%, 02/01/18	$150	$153,188
7.750%, 02/01/19	150	151,875
Vanguard Health Systems, Inc. 144A @ 9.439%, 02/01/16+	350	222,250

		5,460,283

Holding Companies — 0.3%
iPayment Investors LP PIK 144A @^ 11.625%, 07/15/14	306	284,228
Susser Holdings LLC 8.500%, 05/15/16	175	189,438

		473,666

Home Builders — 0.5%
Beazer Homes USA, Inc.
9.125%, 06/15/18	350	353,937
9.125%, 05/15/19 144A @	125	126,406
Standard Pacific Corp.
10.750%, 09/15/16	175	203,875
8.375%, 05/15/18	50	51,938

		736,156

Home Furnishings — 0.1%
Sealy Mattress Co.
8.250%, 06/15/14	75	75,750
10.875%, 04/15/16 144A @	100	113,250

		189,000

Household Products & Wares — 0.8%
ACCO Brands Corp. 10.625%, 03/15/15	75	84,562
Central Garden & Pet Co. 8.250%, 03/01/18	150	157,125
Reynolds Group Issuer, Inc. 144A @
7.750%, 10/15/16	150	158,625
7.125%, 04/15/19	425	435,625
The Scotts Miracle-Gro Co. 7.250%, 01/15/18	100	106,250
Yankee Acquisition Corp. 8.500%, 02/15/15	200	207,500

		1,149,687

Insurance — 1.0%
American International Group, Inc. 6.250%, 03/15/37	300	274,500
Assured Guaranty Municipal Holdings, Inc. 144A @ 6.400%, 12/15/66•	225	147,375
HUB International Holdings, Inc. 144A @
9.000%, 12/15/14	250	261,250
10.250%, 06/15/15	525	543,375
USI Holdings Corp. 144A @ 9.750%, 05/15/15	125	128,125

		1,354,625

Internet — 0.6%
Equinix, Inc. 8.125%, 03/01/18	175	189,437

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — (continued)
Netflix, Inc. 8.500%, 11/15/17	$200	$225,250
UPC Holding BV 144A @
9.875%, 04/15/18	275	303,875
8.375%, 08/15/20	125	181,578

		900,140

Investment Companies — 0.1%
Offshore Group Investments Ltd. 144A @ 11.500%, 08/01/15	175	194,250

Iron & Steel — 2.0%
AK Steel Corp. 7.625%, 05/15/20	200	204,000
Algoma Acquisition Corp. 144A @ 9.875%, 06/15/15	175	161,000
JMC Steel Group 144A @ 8.250%, 03/15/18	225	230,062
Ryerson Holding Corp. 19.512%, 02/01/15+	1,250	659,375
Ryerson, Inc. 12.000%, 11/01/15	375	406,875
Severstal OAO Via Steel Capital SA 144A @ 9.750%, 07/29/13	300	339,000
Steel Dynamics, Inc.
7.375%, 11/01/12	200	213,000
7.750%, 04/15/16	50	53,250
Tube City IMS Corp. 9.750%, 02/01/15	475	496,375

		2,762,937

Leisure Time — 0.4%
Cirsa Funding Luxembourg SA 144A @ 8.750%, 05/15/18	200	289,107
Easton-Bell Sports, Inc. 9.750%, 12/01/16	50	56,250
NCL Corp. Ltd. 144A @ 9.500%, 11/15/18	100	105,250
Travelport LLC 11.875%, 09/01/16	75	69,938

		520,545

Lodging — 1.9%
Ameristar Casinos, Inc.
9.250%, 06/01/14	300	329,625
7.500%, 04/15/21 144A @	250	250,000
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	687	780,604
Gaylord Entertainment Co. 6.750%, 11/15/14	200	203,250
MGM Resorts International
13.000%, 11/15/13	150	180,187
10.375%, 05/15/14	125	143,125
11.125%, 11/15/17	400	458,000
9.000%, 03/15/20	75	82,219

	Par (000)	Value†

Lodging — (continued)
Wynn Las Vegas LLC 7.875%, 11/01/17	$200	$214,500

		2,641,510

Machinery - Construction & Mining — 0.2%
Terex Corp.
10.875%, 06/01/16	25	29,062
8.000%, 11/15/17	225	237,094

		266,156

Machinery - Diversified — 0.7%
Case New Holland, Inc.
7.750%, 09/01/13	125	136,094
7.875%, 12/01/17 144A @	525	583,406
Columbus McKinnon Corp. 144A @ 7.875%, 02/01/19	100	102,625
The Manitowoc Co., Inc. 8.500%, 11/01/20	125	134,063

		956,188

Media — 7.0%
Bresnan Broadband Holdings LLC 144A @ 8.000%, 12/15/18	150	158,250
Cablevision Systems Corp.
8.625%, 09/15/17	125	139,063
7.750%, 04/15/18	150	162,000
8.000%, 04/15/20	75	81,750
CCH II LLC 13.500%, 11/30/16	100	119,750
CCO Holdings LLC
7.250%, 10/30/17	250	261,250
7.875%, 04/30/18	525	557,812
7.000%, 01/15/19	150	153,750
Cequel Communications Holdings I LLC 144A @ 8.625%, 11/15/17	550	573,375
Clear Channel Communications, Inc.
11.000%, 08/01/16 PIK	450	418,500
7.250%, 10/15/27	100	62,250
CSC Holdings LLC 8.500%, 04/15/14	250	280,312
DIRECTV Holdings LLC 7.625%, 05/15/16	325	358,312
ION Media Networks, Inc. CONV¤ 11.000%, 07/31/13	1	0
Kabel BW Erste Beteiligungs GmbH 144A @ 7.500%, 03/15/19	225	326,840
Mediacom Broadband LLC 8.500%, 10/15/15	100	103,750
Musketeer GmbH 144A @ 9.500%, 03/15/21	150	221,082
Nexstar Broadcasting, Inc.
7.000%, 01/15/14^	43	41,979
7.000%, 01/15/14 PIK	132	128,368
8.875%, 04/15/17	125	135,313
Nexstar Finance Holdings LLC STEP^ 11.375%, 04/01/13•	70	70,119

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Nielsen Finance LLC
11.625%, 02/01/14	$244	$287,310
11.500%, 05/01/16	16	18,840
Ono Finance II Plc 144A @ 10.875%, 07/15/19	150	160,500
Sinclair Television Group, Inc. 144A @ 9.250%, 11/01/17	200	223,000
Sirius XM Radio, Inc. 144A @ 8.750%, 04/01/15	800	900,000
9.750%, 09/01/15	50	56,313
The McClatchy Co. 11.500%, 02/15/17	300	337,500
The Reader’s Digest Association, Inc. 9.500%, 02/15/17•	275	283,937
Unitymedia GmbH 144A @ 9.625%, 12/01/19	25	38,619
Unitymedia Hessen GmbH & Co. KG 144A @ 8.125%, 12/01/17	275	289,437
Univision Communications, Inc. 144A @
12.000%, 07/01/14	250	270,000
7.875%, 11/01/20	400	423,000
8.500%, 05/15/21	625	646,875
Videotron Ltee
6.875%, 01/15/14	300	304,125
9.125%, 04/15/18	75	84,188
XM Satellite Radio, Inc. 144A @
13.000%, 08/01/13	500	593,750
7.625%, 11/01/18	125	131,875
Ziggo Bond Co. BV 144A @ 8.000%, 05/15/18	250	367,585

		9,770,679

Metal Fabricate/Hardware — 0.4%
Metals USA, Inc. 11.125%, 12/01/15	250	265,938
Severstal Columbus LLC 10.250%, 02/15/18	225	248,625

		514,563

Mining — 0.9%
ALROSA Finance SA 144A @ 7.750%, 11/03/20	225	241,200
FMG Resources August 2006 Pty Ltd. 144A @ 7.000%, 11/01/15	350	363,125
Novelis, Inc. 144A @ 8.750%, 12/15/20	175	192,500
Teck Resources Ltd.
9.750%, 05/15/14	93	112,991
10.250%, 05/15/16	29	34,872
Vedanta Resources Plc 144A @ 9.500%, 07/18/18	250	273,750

		1,218,438

Miscellaneous Manufacturing — 1.1%
AGY Holding Corp. 11.000%, 11/15/14	125	119,687

	Par (000)	Value†

Miscellaneous Manufacturing — (continued)
Amsted Industries, Inc. 144A @ 8.125%, 03/15/18	$225	$239,906
Bombardier, Inc. 144A @ 7.450%, 05/01/34	150	144,000
Griffon Corp. 144A @ 7.125%, 04/01/18	150	152,625
Koppers, Inc. 7.875%, 12/01/19	75	81,375
RBS Global, Inc. 8.500%, 05/01/18	525	567,000
Reddy Ice Holdings, Inc. STEP 10.500%, 11/01/12•	75	74,438
SPX Corp. 144A @ 6.875%, 09/01/17	175	188,125

		1,567,156

Office & Business Equipment — 0.7%
CDW LLC
11.500%, 10/12/15 PIK	225	243,000
12.535%, 10/12/17	650	697,125
8.000%, 12/15/18 144A @	25	26,375

		966,500

Oil & Gas — 7.7%
Alta Mesa Holdings 144A @ 9.625%, 10/15/18	250	253,750
Anadarko Petroleum Corp.
6.375%, 09/15/17	15	16,510
8.700%, 03/15/19	415	508,321
6.200%, 03/15/40	40	38,644
Antero Resources Finance Corp. 9.375%, 12/01/17	600	654,000
Berry Petroleum Co.
10.250%, 06/01/14	125	145,000
8.250%, 11/01/16	250	264,375
6.750%, 11/01/20	25	25,781
Bill Barrett Corp. 9.875%, 07/15/16	150	168,750
Chesapeake Energy Corp.
9.500%, 02/15/15	450	558,000
6.625%, 08/15/20	25	26,625
Concho Resources, Inc.
8.625%, 10/01/17	275	303,875
7.000%, 01/15/21	150	157,875
Connacher Oil & Gas Ltd. 144A @ 10.250%, 12/15/15	450	477,000
Continental Resources, Inc. 7.125%, 04/01/21	150	159,375
Denbury Resources, Inc.
9.750%, 03/01/16	175	197,313
8.250%, 02/15/20	274	306,195
Encore Acquisition Co. 9.500%, 05/01/16	75	84,563
Forest Oil Corp. 7.250%, 06/15/19	53	55,385
Goodrich Petroleum Corp. 144A @ 8.875%, 03/15/19	250	250,000
Hilcorp Energy I LP 144A @

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
8.000%, 02/15/20	$225	$239,625
7.625%, 04/15/21	325	340,437
Laredo Petroleum, Inc. 144A @ 9.500%, 02/15/19	200	208,250
Linn Energy LLC 144A @ 8.625%, 04/15/20	550	610,500
MEG Energy Corp. 144A @ 6.500%, 03/15/21	400	406,500
Newfield Exploration Co. 6.875%, 02/01/20	270	284,850
Oasis Petroleum, Inc. 144A @ 7.250%, 02/01/19	125	126,563
Penn Virginia Corp. 10.375%, 06/15/16	300	339,000
PetroHawk Energy Corp.
10.500%, 08/01/14	375	430,781
7.875%, 06/01/15	75	79,500
7.250%, 08/15/18 144A @	200	206,000
Petroplus Finance Ltd. 144A @ 9.375%, 09/15/19	450	455,625
Plains Exploration & Production Co. 10.000%, 03/01/16	200	225,500
Precision Drilling Corp. 144A @ 6.625%, 11/15/20	200	206,000
QEP Resources, Inc. 6.875%, 03/01/21	100	105,000
Quicksilver Resources, Inc.
11.750%, 01/01/16	175	203,875
9.125%, 08/15/19	275	299,406
Range Resources Corp. 6.750%, 08/01/20	325	346,125
RDS Ultra-Deepwater Ltd. 144A @ 11.875%, 03/15/17	125	136,875
SandRidge Energy, Inc. 144A @ 7.500%, 03/15/21	250	259,375
SM Energy Co. 144A @ 6.625%, 02/15/19	75	76,969
Swift Energy Co. 8.875%, 01/15/20	225	245,812
Tesoro Corp.
6.500%, 06/01/17	175	180,250
9.750%, 06/01/19	25	28,375
Whiting Petroleum Corp. 6.500%, 10/01/18	50	51,750

		10,744,280

Oil & Gas Services — 0.9%
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	10	10,275
9.500%, 05/15/16	50	55,750
Complete Production Services, Inc. 8.000%, 12/15/16	275	290,125
Exterran Holdings, Inc. 144A @ 7.250%, 12/01/18	425	433,500
Global Geophysical Services, Inc. 10.500%, 05/01/17	250	268,750

	Par (000)	Value†

Oil & Gas Services — (continued)
Helix Energy Solutions Group, Inc. 144A @ 9.500%, 01/15/16	$250	$263,750

		1,322,150

Packaging and Containers — 1.6%
Ardagh Packaging Finance Plc 144A @
7.375%, 10/15/17	150	160,500
9.250%, 10/15/20	225	333,217
Ball Corp. 7.375%, 09/01/19	100	108,250
Berry Plastics Corp. 144A @ 9.750%, 01/15/21	75	74,250
BWAY Holding Co. 144A @ 10.000%, 06/15/18	150	165,000
Clondalkin Acquisition BV 144A @ 2.310%, 12/15/13•	50	48,000
Crown Americas LLC 7.625%, 05/15/17	100	109,250
Crown European Holdings SA 144A @ 7.125%, 08/15/18	50	73,517
Graphic Packaging International, Inc.
9.500%, 06/15/17	175	194,250
7.875%, 10/01/18	200	214,250
Plastipak Holdings, Inc. 144A @ 10.625%, 08/15/19	175	199,500
Rexam Plc 6.750%, 06/29/67•	100	138,531
Sealed Air Corp. 7.875%, 06/15/17	100	111,824
Solo Cup Co. 10.500%, 11/01/13	225	235,125

		2,165,464

Pharmaceuticals — 1.1%
Endo Pharmaceuticals Holdings, Inc. 144A @ 7.000%, 12/15/20	125	129,219
Giant Funding Corp. 144A @ 8.250%, 02/01/18	150	153,937
Mylan, Inc. 144A @ 7.625%, 07/15/17	125	134,531
Valeant Pharmaceuticals International 144A @
6.750%, 10/01/17	175	172,375
7.000%, 10/01/20	250	242,500
Warner Chilcott Co. LLC 144A @ 7.750%, 09/15/18	700	733,250

		1,565,812

Pipelines — 0.7%
El Paso Corp.
8.250%, 02/15/16	100	117,876
7.750%, 01/15/32	50	56,029
Energy Transfer Equity LP 7.500%, 10/15/20	525	570,938
Regency Energy Partners LP 6.875%, 12/01/18	175	186,375

		931,218

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate — 0.5%
CB Richard Ellis Services, Inc.
11.625%, 06/15/17	$125	$147,500
6.625%, 10/15/20	175	180,250
Realogy Corp. 144A @ 11.500%, 04/15/17	325	335,563

		663,313

Real Estate Investment Trusts — 0.9%
Host Hotels & Resorts LP 6.750%, 06/01/16	225	232,031
Omega Healthcare Investors, Inc. 144A @ 6.750%, 10/15/22	175	178,719
Reckson Operating Partnership LP 6.000%, 03/31/16	75	79,867
Rouse Co. LP
6.750%, 05/01/13 144A @	50	51,688
6.750%, 11/09/15	400	416,000
Ventas Realty LP
6.500%, 06/01/16	25	25,845
6.500%, 06/01/16	200	207,033

		1,191,183

Retail — 4.3%
Chinos Acquisition Corp. 144A @ 8.125%, 03/01/19	275	269,844
Claire’s Stores, Inc.
9.625%, 06/01/15 PIK	75	74,812
8.875%, 03/15/19 144A @	325	310,375
DineEquity, Inc. 144A @ 9.500%, 10/30/18	325	352,625
Dunkin Finance Corp. 144A @ 9.625%, 12/01/18	209	212,919
Giraffe Acquisition Corp. 144A @ 9.125%, 12/01/18	325	315,250
Inergy LP
8.750%, 03/01/15	81	87,480
7.000%, 10/01/18 144A @	275	286,000
6.875%, 08/01/21 144A @	50	52,125
JC Penney Corp., Inc.
7.125%, 11/15/23	50	51,750
7.400%, 04/01/37	100	95,250
Ltd. Brands, Inc. 8.500%, 06/15/19	125	143,437
Michaels Stores, Inc.
14.206%, 11/01/16 STEP •+	325	331,500
7.750%, 11/01/18 144A @	350	357,000
Needle Merger Sub Corp. 144A @ 8.125%, 03/15/19	175	176,750
O’ Charley’s, Inc. 9.000%, 11/01/13	200	203,000
OSI Restaurant Partners LLC 10.000%, 06/15/15	400	419,000
QVC, Inc. 144A @
7.125%, 04/15/17	250	262,500
7.500%, 10/01/19	225	236,250
Rite Aid Corp.
8.625%, 03/01/15	225	204,750
9.750%, 06/12/16	50	55,500

	Par (000)	Value†
Retail — (continued)
10.375%, 07/15/16	$25	$26,938
10.250%, 10/15/19	225	246,094
8.000%, 08/15/20	200	211,750
The Pantry, Inc. 7.750%, 02/15/14	175	175,656
Toys R Us - Delaware, Inc. 144A @ 7.375%, 09/01/16	200	209,500
Toys R Us Property Co. II LLC 8.500%, 12/01/17	175	188,125
Wendy’s/Arby’s Group LLC 10.000%, 07/15/16	350	385,000

		5,941,180

Savings & Loans — 0.2%
Amsouth Bank 5.200%, 04/01/15	250	247,500

Semiconductors — 0.5%
Advanced Micro Devices, Inc.
8.125%, 12/15/17	275	286,000
7.750%, 08/01/20	50	51,375
Freescale Semiconductor, Inc. 144A @ 10.125%, 03/15/18	100	112,000
MEMC Electronic Materials, Inc. 144A @ 7.750%, 04/01/19	300	307,125

		756,500

Software — 2.3%
Aspect Software, Inc. 144A @ 10.625%, 05/15/17	100	107,000
Fidelity National Information Services, Inc.
7.625%, 07/15/17	200	216,750
7.875%, 07/15/20	150	163,875
First Data Corp.
11.250%, 03/31/16	350	348,687
7.375%, 06/15/19 144A @	275	280,844
8.875%, 08/15/20 144A @	300	329,250
12.625%, 01/15/21 144A @	1,275	1,383,375
JDA Software Group, Inc. 8.000%, 12/15/14	125	136,875
MedAssets, Inc. 144A @ 8.000%, 11/15/18	225	230,063

		3,196,719

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC 8.875%, 03/15/18	150	163,125

Telecommunications — 10.4%
Alcatel-Lucent USA, Inc. CONV 2.875%, 06/15/25	50	48,375
Avaya, Inc.
9.750%, 11/01/15	50	50,813
10.125%, 11/01/15 PIK	625	639,062
7.000%, 04/01/19 144A @	125	121,875
Broadview Networks Holdings, Inc. 11.375%, 09/01/12	225	220,500
Buccaneer Merger Sub, Inc. 144A @ 9.125%, 01/15/19	175	185,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
CC Holdings GS V LLC 144A @ 7.750%, 05/01/17	$175	$190,750
Cincinnati Bell, Inc. 7.000%, 02/15/15	175	177,188
Clearwire Communications LLC 144A @
12.000%, 12/01/15	650	702,000
12.000%, 12/01/17	125	133,594
CommScope, Inc. 144A @ 8.250%, 01/15/19	450	470,250
Cricket Communications, Inc.
10.000%, 07/15/15	275	301,812
7.750%, 05/15/16	125	132,813
7.750%, 10/15/20	200	201,500
Crown Castle International Corp. 9.000%, 01/15/15	350	385,875
Digicel Group Ltd. 144A @
8.250%, 09/01/17	225	238,500
10.500%, 04/15/18	500	572,500
GeoEye, Inc. 9.625%, 10/01/15	75	84,844
Intelsat Jackson Holdings SA 144A @
7.250%, 04/01/19	350	350,437
8.500%, 11/01/19	575	618,125
7.250%, 10/15/20	100	100,000
Intelsat Luxembourg SA 11.250%, 02/04/17	475	518,937
Level 3 Financing, Inc.
9.250%, 11/01/14	175	178,938
8.750%, 02/15/17	125	124,063
9.375%, 04/01/19 144A @	175	169,313
MetroPCS Wireless, Inc. 7.875%, 09/01/18	400	428,000
Nextel Communications, Inc.
5.950%, 03/15/14	150	150,375
7.375%, 08/01/15	400	401,500
NII Capital Corp.
10.000%, 08/15/16	275	313,500
8.875%, 12/15/19	225	247,500
7.625%, 04/01/21	300	306,750
PAETEC Holding Corp. 8.875%, 06/30/17	225	242,437
Qwest Communications International, Inc. 8.000%, 10/01/15	225	248,344
Qwest Corp. 8.375%, 05/01/16	75	89,250
Sable International Finance Ltd. 144A @ 7.750%, 02/15/17	150	157,500
SBA Telecommunications, Inc. 8.250%, 08/15/19	100	110,500
Sprint Capital Corp.
6.875%, 11/15/28	225	207,562
8.750%, 03/15/32	425	452,094
Sprint Nextel Corp. 8.375%, 08/15/17	750	835,312
Telesat Canada
11.000%, 11/01/15	325	361,969

	Par (000)	Value†

Telecommunications — (continued)
12.500%, 11/01/17	$175	$208,687
Trilogy International Partners LLC 144A @ 10.250%, 08/15/16	175	181,125
Viasat, Inc. 8.875%, 09/15/16	100	107,125
Virgin Media Finance Plc 9.500%, 08/15/16	500	568,750
West Corp. 144A @
8.625%, 10/01/18	475	499,937
7.875%, 01/15/19	175	178,281
Wind Acquisition (Escrow) 144A @~
11.750%, 07/15/17	325	0
12.250%, 07/15/17	248	0
Wind Acquisition Finance SA 144A @
11.750%, 07/15/17	325	373,750
7.250%, 02/15/18	300	313,500
Wind Acquisition Holdings Finance SA PIK 144A @ 12.250%, 07/15/17	248	300,395
Windstream Corp.
8.125%, 08/01/13	25	27,438
8.625%, 08/01/16	250	265,000

		14,494,145

Textiles — 0.1%
Mohawk Industries, Inc. 6.875%, 01/15/16	75	80,438

Transportation — 0.9%
DP World Sukuk Ltd. 144A @ 6.250%, 07/02/17	640	633,600
Florida East Coast Holdings Corp. PIK 144A @ 10.500%, 08/01/17	125	127,813
Florida East Coast Railway Corp. 144A @ 8.125%, 02/01/17	150	156,562
Kansas City Southern de Mexico SA de CV 8.000%, 02/01/18	225	245,250
United Maritime Group LLC 11.750%, 06/15/15	150	155,625

		1,318,850

Trucking and Leasing — 0.3%
Aircastle Ltd. 9.750%, 08/01/18	250	276,875
Maxim Crane Works LP 144A @ 12.250%, 04/15/15	125	129,063

		405,938

TOTAL CORPORATE BONDS (Cost $116,237,963)		124,566,602

	Number of Shares	Value†
WARRANTS — 0.0%
Anvil Holdings, Inc., Class A*^	9,238	185

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
WARRANTS — (continued)
Anvil Holdings, Inc., Class B*^	10,264	$102

Total WARRANTS (Cost $0)		287

SHORT-TERM INVESTMENTS — 6.1%
T. Rowe Price Reserve Investment Fund (Cost $8,488,130)	8,488,130	8,488,130

TOTAL INVESTMENTS — 100.0% (Cost $130,479,193)(a)		$139,045,236

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2011 is $645,675.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2011 is $0.
+	Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $130,482,510. Net unrealized appreciation was $8,562,726. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,238,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $675,742.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2011 †
United States	86%
Bermuda	2
Canada	2
Luxembourg	2
Netherlands	2
Ireland	1
United Kingdom	1
Other	4

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Apparel	$3,324	$—	$3,324	$—
Auto Manufacturers	355,116	355,116	—	—
Auto Parts & Equipment	180,819	180,819	—	—
Banks	339,336	339,336	—	—
Electric	199,550	199,550	—	—
Entertainment	33,750	33,750	—	—
Oil & Gas	215,040	215,040	—	—
Packaging and Containers	293,004	293,004	—	—
Real Estate Investment Trusts	261,674	261,674	—	—
Retail	197,505	197,505	—	—
Telecommunications	701,724	701,724	—	—
PREFERRED STOCKS	3,209,375	3,209,375
CORPORATE BONDS	124,566,602	—	124,566,602	—
WARRANTS	287	—	287	—
SHORT-TERM INVESTMENTS	8,488,130	8,488,130	—	—
TOTAL INVESTMENTS	$139,045,236	$14,475,023	$124,570,213	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2010	$—
Realized Gain (Loss)	(145,000)
Change in Appreciation/(Depreciation)	149 500
Sales	(4,500)

Balance as of 3/31/2011	—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — 66.0%
Aerospace & Defense — 2.6%
The Boeing Co.	55,600	$4,110,508
United Technologies Corp.	489,500	41,436,175

		45,546,683

Agriculture — 0.4%
Philip Morris International, Inc.	100,800	6,615,504

Auto Manufacturers — 0.3%
General Motors Co.*	158,100	4,905,843

Banks — 6.7%
JPMorgan Chase & Co.	565,500	26,069,550
PNC Financial Services Group, Inc.	150,000	9,448,500
U.S. Bancorp	1,945,100	51,408,993
Wells Fargo & Co.	905,000	28,688,500

		115,615,543

Beverages — 3.4%
PepsiCo, Inc.	923,100	59,456,871

Chemicals — 1.8%
Air Products & Chemicals, Inc.	252,600	22,779,468
Monsanto Co.	117,200	8,468,872

		31,248,340

Commercial Services — 0.5%
Mastercard, Inc., Class A	13,900	3,498,908
Moody’s Corp.	162,500	5,510,375

		9,009,283

Computers — 4.6%
Accenture Plc, Class A	354,600	19,492,362
Apple, Inc.*	100	34,845
Hewlett-Packard Co.	370,000	15,158,900
International Business Machines Corp.	269,900	44,012,593

		78,698,700

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	202,800	16,378,128
The Procter & Gamble Co.	695,282	42,829,371

		59,207,499

Distribution & Wholesale — 1.4%
Mitsubishi Corp.	853,500	23,692,372

Diversified Financial Services — 0.7%
Franklin Resources, Inc.	103,500	12,945,780

Electric — 1.2%
Edison International	6,800	248,812
Entergy Corp.	65,800	4,422,418
MDU Resources Group, Inc.	73,700	1,692,889
NV Energy, Inc.	317,300	4,724,597
OGE Energy Corp.	161,200	8,150,272
PG&E Corp.	40,000	1,767,200

		21,006,188

Electronics — 5.0%
TE Connectivity Ltd.	889,625	30,976,743
Thermo Fisher Scientific, Inc.*	991,400	55,072,270

		86,049,013

	Number of Shares	Value†

Environmental Control — 0.4%
Republic Services, Inc.	227,700	$6,840,108

Food — 4.0%
General Mills, Inc.	1,049,228	38,349,284
Kellogg Co.	565,500	30,525,690
Nestle S.A.	8,452	484,483

		69,359,457

Healthcare Products — 0.8%
Covidien Plc	178,900	9,292,066
Henry Schein, Inc.*	58,771	4,123,961

		13,416,027

Healthcare Services — 0.6%
Laboratory Corp. of America Holdings*	108,100	9,959,253

Insurance — 3.2%
AON Corp.	644,100	34,111,536
Principal Financial Group, Inc.	427,700	13,733,447
The Allstate Corp.	255,300	8,113,434

		55,958,417

Leisure Time — 1.1%
Carnival Corp.	472,500	18,125,100
Carnival Plc	21,346	839,650

		18,964,750

Media — 2.2%
Cablevision Systems Corp., Class A	71,900	2,488,459
Time Warner, Inc.	1,014,766	36,227,146

		38,715,605

Miscellaneous Manufacturing — 4.8%
Cooper Industries Plc	156,900	10,182,810
Danaher Corp.	1,125,078	58,391,548
Illinois Tool Works, Inc.	260,500	13,994,060

		82,568,418

Oil & Gas — 5.1%
Canadian Natural Resources Ltd.	106,100	5,244,523
EOG Resources, Inc.	172,700	20,466,677
Nexen, Inc.	1,478,200	36,836,744
QEP Resources, Inc.	42,700	1,731,058
Total S.A.	376,408	22,914,041

		87,193,043

Pharmaceuticals — 3.3%
Pfizer, Inc.	2,769,908	56,256,831

Pipelines — 1.3%
El Paso Corp.	513,700	9,246,600
Spectra Energy Corp.	511,695	13,907,870

		23,154,470

Retail — 3.3%
Dollar General Corp.*	599,200	18,784,920
Kohl’s Corp.	392,900	20,839,416
Lowe’s Cos., Inc.	163,100	4,310,733
McDonald’s Corp.	176,900	13,460,321

		57,395,390

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 0.9%
Texas Instruments, Inc.	432,600	$14,950,656

Software — 0.3%
Fiserv, Inc.*	69,500	4,359,040

Telecommunications — 2.5%
Amdocs Ltd.*	296,000	8,539,600
AT&T, Inc.	962,700	29,458,620
Cisco Systems, Inc.	279,100	4,786,565

		42,784,785

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	160,500	4,001,265

TOTAL COMMON STOCKS (Cost $940,044,677)		1,139,875,134

PREFERRED STOCKS — 2.1%
Auto Manufacturers — 0.5%
General Motors Co. CONV	163,000	7,856,600

Banks — 0.1%
Citigroup, Inc. CONV	12,300	1,555,950
Wells Fargo & Co. CONV	900	931,680

		2,487,630

Diversified Financial Services — 0.5%
AMG Capital Trust I CONV	163,900	8,164,269

Finance — 0.0%
Federal National Mortgage Association CONV	70	402,500

Food — 0.1%
Heinz Finance Co. (H.J.) 144A @^	15	1,612,500

Housewares — 0.4%
Newell Financial Trust I CONV	159,100	7,616,912

Insurance — 0.5%
MetLife, Inc. CONV	92,500	7,848,625

Oil & Gas — 0.0%
Goodrich Petroleum Corp. CONV	5,543	269,944

TOTAL PREFERRED STOCKS (Cost $40,675,028)		36,258,980

	Par (000)	Value†
CORPORATE BONDS — 10.2%
Advertising — 0.2%
Lamar Media Corp. 9.750%, 04/01/14	$2,730	3,153,150

Airlines — 0.4%
American Airlines Pass Through Trust 2009-1A 10.375%, 07/02/19	431	506,414

	Par (000)	Value†

Airlines — (continued)
Continental Airlines 2009-1 Class A Pass Through Trust 9.000%, 07/08/16	$939	$1,066,186
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 11/10/19	452	488,326
Continental Airlines, Inc. 144A @ 6.750%, 09/15/15	890	897,787
Delta Air Lines 2011-1, Pass Through Trust 5.300%, 04/15/19	715	720,363
Delta Air Lines, Inc. 7.750%, 12/17/19	869	951,362
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	2,470	2,467,530
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17	375	376,875

		7,474,843

Banks — 0.1%
Kreditanstalt Fuer Wiederaufbau 2.750%, 09/08/20	930	858,538

Biotechnology — 0.1%
Life Technologies Corp. 3.375%, 03/01/13	845	867,944

Coal — 0.5%
Consol Energy, Inc. 8.000%, 04/01/17	4,325	4,735,875
Peabody Energy Corp.
7.375%, 11/01/16	830	921,300
6.500%, 09/15/20	870	933,075
4.750%, 12/15/41 CONV	1,239	1,641,675

		8,231,925

Commercial Services — 0.2%
Verisk Analytics, Inc. 5.800%, 05/01/21	3,250	3,264,914

Computers — 0.2%
Brocade Communications Systems, Inc.
6.625%, 01/15/18	875	926,406
6.875%, 01/15/20	200	216,000
International Business Machines Corp. 7.625%, 10/15/18	1,865	2,334,076

		3,476,482

Diversified Financial Services — 0.7%
International Lease Finance Corp. 144A @
6.500%, 09/01/14	6,400	6,832,000
6.750%, 09/01/16^	1,150	1,230,500
7.125%, 09/01/18	1,550	1,665,475
Janus Capital Group, Inc. 6.700%, 06/15/17	1,850	1,993,936

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
National Rural Utilities Cooperative Finance Corp. 3.050%, 03/01/16	$930	$935,430

		12,657,341

Electric — 0.6%
Black Hills Corp. 9.000%, 05/15/14	350	397,825
Calpine Construction Finance Co. LP 144A @ 8.000%, 06/01/16	2,800	3,052,000
Calpine Corp. 144A @ 7.500%, 02/15/21	1,275	1,319,625
Cleveland Electric Illuminating Co. (The) 8.875%, 11/15/18	2,300	2,907,619
CMS Energy Corp. 6.250%, 02/01/20	175	182,767
E.CL SA 144A @ ^ 5.625%, 01/15/21	760	761,116
Otter Tail Corp. 9.000%, 12/15/16	890	1,007,925

		9,628,877

Electronics — 0.2%
Thermo Fisher Scientific, Inc.
3.200%, 03/01/16	1,855	1,886,114
4.500%, 03/01/21	1,855	1,890,004

		3,776,118

Environmental Control — 0.1%
Waste Management, Inc.
6.375%, 03/11/15	410	464,659
7.375%, 03/11/19	390	469,555

		934,214

Food — 0.1%
General Mills, Inc. 5.200%, 03/17/15	2,120	2,328,434

Forest Products & Paper — 0.1%
Georgia-Pacific LLC 144A @ 8.250%, 05/01/16	800	902,000

Gas — 0.1%
Florida Gas Transmission Co., LLC 144A @^ 4.000%, 07/15/15	425	434,375
Keyspan Gas East Corp. 144A @^ 5.819%, 04/01/41	1,860	1,860,245

		2,294,620

Healthcare Products — 0.0%
Beckman Coulter, Inc. 7.000%, 06/01/19	435	502,096

Iron & Steel — 0.3%
United States Steel Corp. CONV 4.000%, 05/15/14	2,709	4,940,539

	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — 0.3%
Hyatt Hotels Corp. 144A @^ 6.875%, 08/15/19	$1,090	$1,166,664
MGM Resorts International
13.000%, 11/15/13	770	924,963
10.375%, 05/15/14	770	881,650
9.000%, 03/15/20	600	657,750
Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 10/15/14	1,350	1,543,050

		5,174,077

Media — 0.7%
CSC Holdings, Inc. 7.625%, 04/01/11	3,625	3,625,000
DISH DBS Corp. 6.625%, 10/01/14	1,800	1,905,750
Liberty Media LLC CONV 3.125%, 03/30/23	4,408	5,234,500
Sirius XM Radio, Inc. 144A @ 9.750%, 09/01/15	100	112,625
Time Warner Cable, Inc. 7.500%, 04/01/14	385	441,292
Time Warner, Inc. 5.875%, 11/15/16	905	1,009,649
Univision Communications, Inc. 144A @ 7.875%, 11/01/20	200	211,500

		12,540,316

Mining — 0.3%
Newmont Mining Corp. CONV
1.250%, 07/15/14	1,386	1,827,787
1.625%, 07/15/17	3,006	4,065,615

		5,893,402

Miscellaneous Manufacturing — 0.5%
Actuant Corp. CONV 2.000%, 11/15/23	272	400,520
Honeywell International, Inc. 4.250%, 03/01/21	4,645	4,674,621
RBS Global, Inc. 8.500%, 05/01/18	1,330	1,436,400
Tyco Electronics Group SA 6.000%, 10/01/12	1,750	1,865,385

		8,376,926

Oil & Gas — 0.3%
Forest Oil Corp. 8.500%, 02/15/14	1,300	1,449,500
Goodrich Petroleum Corp. CONV 3.250%, 12/01/26	223	225,230
PetroHawk Energy Corp. 10.500%, 08/01/14	75	86,156
Pride International, Inc. 8.500%, 06/15/19	610	753,350
QEP Resources, Inc. 6.875%, 03/01/21	475	498,750
Questar Market Resources, Inc. 6.800%, 03/01/20	440	453,276
Quicksilver Resources, Inc. 11.750%, 01/01/16	1,200	1,398,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Range Resources Corp. 8.000%, 05/15/19	$750	$826,875

		5,691,137

Oil & Gas Services — 0.4%
Oil States International, Inc. CONV 2.375%, 07/01/25	2,490	5,994,675

Packaging and Containers — 0.0%
Ball Corp. 7.375%, 09/01/19	50	54,125
Silgan Holdings, Inc. 7.250%, 08/15/16	375	406,875

		461,000

Pipelines — 0.2%
Buckeye Partners LP 5.500%, 08/15/19	1,005	1,042,405
Gulfstream Natural Gas System LLC 144A @^ 6.950%, 06/01/16	505	588,290
Southeast Supply Header LLC 144A @^ 4.850%, 08/15/14	430	449,310
Spectra Energy Capital LLC 5.650%, 03/01/20	455	480,509

		2,560,514

Real Estate Investment Trusts — 0.3%
Host Hotels & Resorts LP CONV 144A @^ 2.625%, 04/15/27	5,153	5,159,441

Retail — 1.4%
Brandywine Operating Partnership Lp 4.950%, 04/15/18	935	924,305
Dollar General Corp.
10.625%, 07/15/15	3,500	3,762,500
11.875%, 07/15/17 PIK	1,225	1,411,813
Group 1 Automotive, Inc. CONV
3.000%, 03/15/20 144A @^	1,830	2,335,537
2.250%, 06/15/36 STEP •	7,967	8,086,505
Home Depot, Inc.
5.400%, 03/01/16	2,510	2,775,583
4.400%, 04/01/21	3,485	3,479,403
Penske Auto Group, Inc. 7.750%, 12/15/16	2,125	2,196,719

		24,972,365

Semiconductors — 0.6%
Analog Devices, Inc. 3.000%, 04/15/16	2,325	2,315,679
Linear Technology Corp. CONV 3.000%, 05/01/27	1,519	1,631,026
Xilinx, Inc. CONV 3.125%, 03/15/37	5,727	6,664,797

		10,611,502

Software — 0.1%
First Data Corp. 144A @ 7.375%, 06/15/19	1,750	1,787,187

	Par (000)	Value†

Telecommunications — 1.2%
American Tower Corp. 4.500%, 01/15/18	$1,410	$1,384,740
AT&T, Inc. 5.800%, 02/15/19	2,090	2,321,549
CC Holdings GS V LLC 144A @ 7.750%, 05/01/17	3,400	3,706,000
Cisco Systems, Inc. 3.150%, 03/14/17	2,320	2,308,477
Crown Castle International Corp. 9.000%, 01/15/15	500	551,250
Juniper Networks, Inc. 4.600%, 03/15/21	930	927,010
Nextel Communications, Inc. 5.950%, 03/15/14	1,625	1,629,062
SBA Communications Corp. CONV 1.875%, 05/01/13	959	1,093,260
SBA Telecommunications, Inc.
8.000%, 08/15/16	300	326,625
8.250%, 08/15/19	225	248,625
Sprint Capital Corp.
8.375%, 03/15/12	2,650	2,795,750
6.900%, 05/01/19	300	309,750
Telefonica Emisiones S.A.U.
3.992%, 02/16/16	1,675	1,683,105
5.462%, 02/16/21	1,860	1,883,641

		21,168,844

TOTAL CORPORATE BONDS (Cost $155,770,895)		175,683,421

LOAN AGREEMENTS — 7.8%
Auto Parts & Equipment — 1.1%
Federal Mogul Corp.‡
2.188%-2.198%, 12/29/14	11,074	10,792,410
2.188%-2.198%, 12/28/15	8,472	8,256,459

		19,048,869

Banks — 0.2%
Cedar Fair Bank‡ 4.000%, 12/15/17	2,544	2,555,860

Chemicals — 0.0%
Nalco Co.‡ 1.996%, 05/13/16	494	492,269

Diversified Financial Services — 1.0%
CIT Group, Inc.‡ 6.250%, 08/11/15	2,250	2,284,695
Fifth Third Process‡
5.500%, 11/03/16	1,247	1,250,616
8.250%, 11/03/17	250	254,000
Interactive Data Corp.‡ 4.750%, 02/11/18	2,450	2,452,303
International Lease Finance Corp.‡ 7.000%, 03/17/16	450	455,346
MSCI, Inc.‡ 2.750%, 03/14/17	2,350	2,358,812
Nuveen Investment, Inc.‡

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Diversified Financial Services — (continued)
3.304%-3.307%, 11/13/14	$1,885	$1,809,066
5.804%-5.813%, 05/13/17	2,203	2,207,651
Pinnacle Foods Finance LLC‡
2.761%, 04/02/14	2,453	2,438,467
6.000%, 04/02/14	562	566,356
WorldPay‡ 6.250%, 08/06/17	650	651,222

		16,728,534

Engineering & Construction — 0.3%
CSC Holdings, Inc.‡
1.059%, 02/24/12	908	884,288
2.059%, 03/29/16	4,669	4,668,134

		5,552,422

Food Service — 1.1%
Dineequity, Inc.‡ 3.000%, 10/19/17	4,526	4,557,716
Dunkin Brands‡ 4.250%, 11/23/17	13,691	13,773,379

		18,331,095

Forest Products & Paper — 0.5%
Georgia-Pacific Corp.‡
2.307%-2.310%, 12/23/12	6,286	6,282,263
3.557%-3.560% 12/23/14	2,985	2,993,050

		9,275,313

Healthcare Products — 0.4%
Bausch & Lomb, Inc.‡ 3.496%-3.557%, 04/24/15	6,741	6,730,191

Healthcare Services — 0.3%
HCA, Inc.‡ 1.557%, 11/16/12	5,966	5,930,211

Media — 0.6%
CCO Holding LLC‡ 2.746%, 09/06/14	500	489,165
Charter Communications Operating LLC‡
7.250%, 03/06/14	596	603,765
2.250%, 03/06/14	219	218,472
3.560%, 09/06/16	4,385	4,383,088
Univision Communications, Inc.‡ 4.496%, 03/31/17	4,651	4,534,891

		10,229,381

Miscellaneous Manufacturing — 0.1%
RBS Global, Inc.‡ 2.813%, 07/19/13	1,750	1,736,875

Packaging and Containers — 0.2%
Reynolds Group‡ 4.250%, 02/09/18	3,200	3,213,440

Retail — 0.4%
Dollar General Corp.‡ 2.996%-3.054%, 07/07/14	7,679	7,680,221

	Par (000)	Value†

Software — 0.9%
Fidelity National Information Services, Inc.‡ 5.250%, 07/18/16	$2,985	$3,002,403
First Data Corp.‡
3.002%, 09/24/14	5,930	5,676,467
3.002%, 09/24/14	6,897	6,603,874

		15,282,744

Telecommunications — 0.7%
Intelsat Corp.‡ 5.250%, 04/03/18	12,650	12,718,563

TOTAL LOAN AGREEMENTS (Cost $129,501,084)		135,505,988

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 13.9%
T. Rowe Price Reserve Investment Fund (Cost $239,129,222)	239,129,222	239,129,222

TOTAL INVESTMENTS — 100.0% (Cost $1,505,120,906)(a)		$1,726,452,745

	Number of Contracts
WRITTEN OPTIONS
Call Options
Accenture Plc, Class A, $55, 01/21/12*	(1,153)	(472,730)
AT&T, Inc., $30, 01/21/12*	(9,627)	(1,761,741)
Entergy Corp., $80, 01/21/12*	(389)	(17,505)
General Motors Co., $45, 01/21/12*	(1,581)	(44,268)
Illinois Tool Works, Inc., $60, 01/21/12*	(734)	(135,790)
Illinois Tool Works, Inc., $55, 01/21/12*	(314)	(121,832)
JPMorgan Chase & Co., $55, 01/21/12*	(731)	(73,100)
JPMorgan Chase & Co., $50, 1/21/12*	(4,293)	(974,511)
Mattel, Inc., $25, 01/21/12*	(1,605)	(329,025)
McDonald’s Corp., $80, 01/21/12*	(1,759)	(434,473)
Monsanto Co., $65, 01/21/12*	(821)	(985,200)
Monsanto Co., $70, 01/21/12*	(309)	(285,825)
Pfizer, Inc., $23, 01/21/12*	(5,623)	(393,610)
Philip Morris International, Inc., $60, 01/21/12*	(929)	(710,685)
PNC Financial Services Group, Inc., $70, 01/21/12*	(689)	(188,097)
PNC Financial Services Group, Inc., $65, 01/ 21/12*	(689)	(303,160)
Principal Financial Group, Inc., $40, 01/21/12*	(1,495)	(119,600)
Progen Pharmaceuticals, $67.50, 01/21/12*	(1,436)	(142,164)
Texas Instruments, Inc., $35, 01/21/12*	(1,205)	(349,450)
Texas Instruments, Inc., $40, 01/21/12*	(1,205)	(139,780)
The Procter & Gamble Co., $65, 01/21/12*	(269)	(43,847)
The Procter & Gamble Co., $70, 01/21/12*	(5,247)	(299,079)
Time Warner, Inc., $40, 01/21/12*	(1,324)	(158,880)
Time Warner, Inc., $35, 01/21/12*	(5,851)	(1,843,065)
United Technologies Corp., $90, 01/21/12*	(2,738)	(930,920)
U.S. Bancorp, $30, 01/21/12*	(4,315)	(409,925)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

WRITTEN OPTIONS — (continued)
Wells Fargo & Co., $35, 01/21/12*	(3,657)	$(680,202)

TOTAL WRITTEN OPTIONS (Premiums $(11,500,793))		$(12,348,464)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2011 is $15,597,978.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2011. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $1,323,178,324. Net unrealized appreciation was $98,646,265. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $133,595,842 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $34,949,577.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 03/31/2011 †
United States	90%
Canada	3
Ireland	2
Japan	2
Switzerland	2
France	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$1,139,875,134	$1,139,875,134	$—	$—
PREFERRED STOCKS	36,258,980	36,258,980	—	—
CORPORATE BONDS	175,683,421	—	175,683,421	—
LOAN AGREEMENTS	135,505,988	—	135,505,988	—
SHORT-TERM INVESTMENTS	239,129,222	239,129,222	—	—

TOTAL INVESTMENTS	$1,726,452,745	$1,415,263,336	$311,189,409	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
WRITTEN OPTIONS	$(12,348,464)	$(4,368,254)	$(7,980,210)	$—

Total Liabilities	$(12,348,464)	$(4,368,254)	$(7,980,210)	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $30,792,471)	4,088,017	$39,326,723

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $24,470,789)	2,264,060	26,217,816

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	106,848	106,848
BlackRock Liquidity Funds TempFund - Institutional Shares	106,847	106,847

TOTAL SHORT-TERM INVESTMENTS (Cost $213,695)		213,695

TOTAL INVESTMENTS — 100.0% (Cost $55,476,955)(a)		$65,758,234

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $59,251,289. Net unrealized appreciation was 6,506,946. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,281,279 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,774,333.

PENN SERIES FUNDS, INC.

BALANCED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$39,326,723	$39,326,723	$—	$—
AFFILIATED FIXED INCOME FUNDS	26,217,816	26,217,816	—	—
SHORT-TERM INVESTMENTS	213,695	213,695	—	—

TOTAL INVESTMENTS	$65,758,234	$65,758,234	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.9%
The Boeing Co.	21,800	$1,611,674

Apparel — 2.1%
Coach, Inc.	41,100	2,138,844
NIKE, Inc., Class B	23,600	1,786,520

		3,925,364

Auto Manufacturers — 1.0%
General Motors Co.*	22,100	685,763
PACCAR, Inc.	21,400	1,120,290

		1,806,053

Auto Parts & Equipment — 0.5%
Johnson Controls, Inc.	20,400	848,028

Banks — 2.0%
JPMorgan Chase & Co.	40,100	1,848,610
Northern Trust Corp.	17,500	888,125
U.S. Bancorp	35,200	930,336

		3,667,071

Beverages — 0.7%
Green Mountain Coffee Roasters, Inc.*	13,600	878,696
PepsiCo, Inc.	5,900	380,019

		1,258,715

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	3,000	296,040
Celgene Corp.*	12,100	696,113
Human Genome Sciences, Inc.*	31,500	864,675
Illumina, Inc.*	13,700	959,959

		2,816,787

Chemicals — 3.3%
Air Products & Chemicals, Inc.	9,100	820,638
Potash Corp. of Saskatchewan, Inc.	18,900	1,113,777
Praxair, Inc.	40,500	4,114,800

		6,049,215

Coal — 1.3%
Alpha Natural Resources, Inc.*	7,900	469,023
Peabody Energy Corp.	19,500	1,403,220
Walter Energy, Inc.	3,600	487,548

		2,359,791

Commercial Services — 3.4%
Mastercard, Inc., Class A	12,000	3,020,640
The Western Union Co.	60,400	1,254,508
Visa, Inc., Class A	26,600	1,958,292

		6,233,440

Computers — 9.6%
Accenture Plc, Class A	35,400	1,945,938
Apple, Inc.*	39,400	13,728,930
EMC Corp.*	26,300	698,265
NetApp, Inc.*	19,500	939,510
SanDisk Corp.*	10,800	497,772

		17,810,415

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	7,712	475,059

	Number of Shares	Value†

Distribution & Wholesale — 1.8%
Fastenal Co.	30,400	$1,970,832
Fossil, Inc.*	4,200	393,330
W.W. Grainger, Inc.	7,500	1,032,600

		3,396,762

Diversified Financial Services — 4.7%
American Express Co.	51,500	2,327,800
Discover Financial Services	22,100	533,052
Franklin Resources, Inc.	22,200	2,776,776
IntercontinentalExchange, Inc.*	12,100	1,494,834
Invesco Ltd.	62,100	1,587,276

		8,719,738

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	19,400	1,133,542

Electronics — 1.1%
Dolby Laboratories, Inc., Class A*	27,100	1,333,591
Trimble Navigation Ltd.*	14,600	737,884

		2,071,475

Engineering & Construction — 0.8%
Fluor Corp.	8,600	633,476
McDermott International, Inc.*	33,300	845,487
		1,478,963
Food — 0.3%
Whole Foods Market, Inc.	8,500	560,150

Healthcare Products — 1.3%
Covidien Plc	5,700	296,058
Edwards Lifesciences Corp.*	11,100	965,700
Stryker Corp.	19,600	1,191,680

		2,453,438

Internet — 14.7%
Amazon.com, Inc.*	36,700	6,610,771
Baidu, Inc. ADR*	32,100	4,423,701
Ctrip.com International Ltd. ADR*	25,100	1,041,399
eBay, Inc.*	56,900	1,766,176
Facebook Inc.*^~	26,398	659,950
Google, Inc., Class A*	12,900	7,562,109
Liberty Media Corp.- Interactive, Class A*	66,100	1,060,244
Mail.ru Group Ltd. GDR 144A*^~	6,000	179,700
NetFlix, Inc.*	900	213,597
Priceline.com, Inc.*	4,200	2,127,048
Tencent Holdings Ltd.	66,000	1,607,883

		27,252,578

Leisure Time — 0.9%
Carnival Plc	24,400	959,779
Royal Caribbean Cruises Ltd.*	19,000	783,940

		1,743,719

Lodging — 2.3%
Las Vegas Sands Corp.*	22,700	958,394
Marriott International, Inc., Class A	47,697	1,697,059
MGM Resorts International*	15,700	206,455
Starwood Hotels & Resorts Worldwide, Inc.	24,200	1,406,504

		4,268,412

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	7,300	$812,855
Joy Global, Inc.	10,700	1,057,267

		1,870,122

Machinery — Diversified — 2.2%
Cummins, Inc.	8,900	975,618
Deere & Co.	10,500	1,017,345
Rockwell Automation, Inc.	5,700	539,505
Roper Industries, Inc.	10,800	933,768
The Babcock & Wilcox Co.*	19,600	654,248

		4,120,484

Media — 1.3%
Discovery Communications, Inc., Class A*	14,400	574,560
The Walt Disney Co.	41,100	1,770,999

		2,345,559

Metal Fabricate/Hardware — 1.2%
Precision Castparts Corp.	14,900	2,192,982

Mining — 1.9%
Agnico-Eagle Mines Ltd.	7,700	510,895
BHP Billiton Ltd.	38,781	1,867,669
Freeport-McMoRan Copper & Gold, Inc.	19,500	1,083,225

		3,461,789

Miscellaneous Manufacturing — 4.6%
3M Co.	15,900	1,486,650
Cooper Industries Plc	13,900	902,110
Danaher Corp.	108,100	5,610,390
Textron, Inc.	23,100	632,709

		8,631,859

Oil & Gas — 4.3%
Cimarex Energy Co.	6,300	726,012
Continental Resources, Inc.*	13,400	957,698
EOG Resources, Inc.	17,000	2,014,670
Occidental Petroleum Corp.	20,100	2,100,249
Suncor Energy, Inc.	47,400	2,125,416

		7,924,045

Oil & Gas Services — 3.5%
Cameron International Corp.*	28,100	1,604,510
FMC Technologies, Inc.*	16,100	1,521,128
Schlumberger Ltd.	35,700	3,329,382

		6,455,020

Pharmaceuticals — 3.7%
Allergan, Inc.	14,300	1,015,586
AmerisourceBergen Corp.	11,000	435,160
Express Scripts, Inc.*	58,000	3,225,380
McKesson Corp.	28,800	2,276,640

		6,952,766

Real Estate — 0.4%
C.B. Richard Ellis Group, Inc., Class A*	27,800	742,260

Retail — 4.0%
AutoZone, Inc.*	2,300	629,188
CarMax, Inc.*	37,200	1,194,120
Chipotle Mexican Grill Inc.*	4,100	1,116,717
Costco Wholesale Corp.	18,500	1,356,420

	Number of Shares	Value†

Retail — (continued)
O’Reilly Automotive, Inc.*	11,700	$672,282
Ross Stores, Inc.	9,700	689,864
Starbucks Corp.	50,400	1,862,280

		7,520,871

Semiconductors — 2.0%
Broadcom Corp., Class A	38,200	1,504,316
NXP Semiconductor N.V.*	14,500	435,000
Rovi Corp.*	19,200	1,030,080
Samsung Electronics Co. Ltd.	846	718,786

		3,688,182

Software — 0.8%
Autodesk, Inc.*	7,800	344,058
Nuance Communications, Inc.*	3,600	70,416
Red Hat, Inc.*	10,400	472,056
Salesforce.com, Inc.*	5,200	694,616

		1,581,146

Telecommunications — 9.4%
American Tower Corp., Class A*	64,700	3,352,754
Corning, Inc.	129,200	2,665,396
Crown Castle International Corp.*	86,100	3,663,555
Juniper Networks, Inc.*	63,300	2,663,664
QUALCOMM, Inc.	92,300	5,060,809

		17,406,178

Transportation — 4.3%
Expeditors International of Washington, Inc.	22,300	1,118,122
FedEx Corp.	33,900	3,171,345
Union Pacific Corp.	20,300	1,996,099
United Parcel Service, Inc., Class B	22,500	1,672,200

		7,957,766

TOTAL COMMON STOCKS (Cost $135,945,888)		184,791,418

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	318,746	318,746
BlackRock Liquidity Funds TempFund - Institutional Shares	318,745	318,745
T. Rowe Price Reserve Investment Fund	1,025	1,025

TOTAL SHORT-TERM INVESTMENTS (Cost $638,516)		638,516

TOTAL INVESTMENTS — 100.0% (Cost $136,584,404)(a)		$185,429,934

^	Illiquid security. The total market value of illiquid securities at March 31, 2011 is $839,650.
†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

(a)

At March 31, 2011, the cost for Federal income tax purposes was $137,120,997. Net unrealized appreciation/depreciation was $48,308,937. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $49,315,972 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,007,035.

~	Fair valued security. The total market value of fair valued securities at March 31, 2011 is $839,650.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

Plc — Public Limited Company.

COMMON STOCKS COUNTRY DIVERSIFICATION	% of Market Value	Value†
United States	89.0%	$165,013,840
China	3.3%	6,031,584
Canada	2.0%	3,750,088
France	1.8%	3,329,382
Ireland	1.7%	3,144,106
Australia	1.0%	1,867,669
United Kingdom	0.5%	959,779
South Korea	0.4%	718,786
Netherlands	0.2%	435,000
Russia	0.1%	179,700

	100.0%	$185,429,934

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 03/31/2011 †
United States	89%
China	3
Canada	2
France	2
Australia	1
Ireland	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Aerospace & Defense	$1,611,674	$1,611,674	$—	$—
Apparel	3,925,364	3,925,364	—	—
Auto Manufacturers	1,806,053	1,806,053	—	—
Auto Parts & Equipment	848,028	848,028	—	—
Banks	3,667,071	3,667,071	—	—
Beverages	1,258,715	1,258,715	—	—
Biotechnology	2,816,787	2,816,787	—	—
Chemicals	6,049,215	6,049,215	—	—
Coal	2,359,791	2,359,791	—	—
Commercial Services	6,233,440	6,233,440	—	—
Computers	17,810,415	17,810,415	—	—
Cosmetics & Personal Care	475,059	475,059	—	—
Distribution & Wholesale	3,396,762	3,396,762	—	—
Diversified Financial Services	8,719,738	8,719,738	—	—
Electrical Components & Equipment	1,133,542	1,133,542	—	—
Electronics	2,071,475	2,071,475	—	—
Engineering & Construction	1,478,963	1,478,963	—	—
Food	560,150	560,150	—	—
Healthcare Products	2,453,438	2,453,438	—	—
Internet	27,252,578	26,412,928	179,700	659,950
Leisure Time	1,743,719	1,743,719	—	—
Lodging	4,268,412	4,268,412	—	—
Machinery - Construction & Mining	1,870,122	1,870,122	—	—
Machinery - Diversified	4,120,484	4,120,484	—	—
Media	2,345,559	2,345,559	—	—
Metal Fabricate/Hardware	2,192,982	2,192,982	—	—
Mining	3,461,789	3,461,789	—	—
Miscellaneous Manufacturing	8,631,859	8,631,859	—	—
Oil & Gas	7,924,045	7,924,045	—	—
Oil & Gas Services	6,455,020	6,455,020	—	—
Pharmaceuticals	6,952,766	6,952,766	—	—
Real Estate	742,260	742,260	—	—
Retail	7,520,871	7,520,871	—	—
Semiconductors	3,688,182	3,688,182	—	—
Software	1,581,146	1,581,146	—	—
Telecommunications	17,406,178	17,406,178	—	—
Transportation	7,957,766	7,957,766	—	—

TOTAL COMMON STOCKS	184,791,418	183,951,768	179,700	659,950

SHORT-TERM INVESTMENTS	638,516	638,516	—	—

TOTAL INVESTMENTS	$185,429,934	$184,590,284	$179,700	$659,950

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2010	$—
Purchases	659,950

Balance as of 3/31/2011	—

The accompanying notes are an integral part of the financial statements.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.4%
Apparel — 0.9%
Coach, Inc.	5,790	$301,312

Auto Manufacturers — 1.0%
General Motors Co.*	11,860	368,016

Auto Parts & Equipment — 0.9%
TRW Automotive Holdings Corp.*	5,780	318,362

Banks — 3.3%
Citigroup, Inc.*	172,740	763,511
East West Bancorp, Inc.	18,500	406,260

		1,169,771

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc.*	3,030	299,000

Chemicals — 3.0%
Celanese Corp., Series A	8,220	364,721
CF Industries Holdings, Inc.	1,910	261,269
International Flavors & Fragrances, Inc.	6,780	422,394

		1,048,384

Commercial Services — 1.7%
Manpower, Inc.	3,890	244,603
Mastercard, Inc., Class A	1,270	319,685
The Western Union Co.	2,530	52,548

		616,836

Computers — 6.6%
Apple, Inc.*	5,999	2,090,352
SanDisk Corp.*	5,610	258,565

		2,348,917

Cosmetics & Personal Care — 0.9%
The Estee Lauder Cos., Inc., Class A	3,420	329,551

Diversified Financial Services — 5.5%
IntercontinentalExchange, Inc.*	4,000	494,160
Invesco Ltd.	30,040	767,822
The Charles Schwab Corp.	37,790	681,354

		1,943,336

Electrical Components & Equipment — 1.6%
AMETEK, Inc.	13,040	572,065

Electronics — 1.2%
Agilent Technologies, Inc.*	9,350	418,693

Energy-Alternate Sources — 0.4%
First Solar, Inc.*	920	147,973

Engineering & Construction — 0.3%
KBR, Inc.	2,410	91,026

Food — 1.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,200	176,106
Whole Foods Market, Inc.	6,230	410,557

		586,663

	Number of Shares	Value†

Gas — 1.4%
Questar Corp.	27,800	$485,110

Healthcare Products — 2.2%
Covidien PLC	6,310	327,741
Medtronic, Inc.	11,530	453,706

		781,447

Healthcare Services — 1.1%
Universal Health Services, Inc., Class B	7,520	371,563

Home Builders — 0.7%
Toll Brothers, Inc.*	11,730	231,902

Insurance — 2.8%
ACE Ltd.	5,000	323,500
AON Corp.	12,420	657,763

		981,263

Internet — 6.3%
Amazon.com, Inc.*	2,770	498,960
F5 Networks, Inc.*	4,210	431,820
Google, Inc., Class A*	2,235	1,310,179

		2,240,959

Iron & Steel — 0.9%
Cliffs Natural Resources, Inc.	3,260	320,393

Leisure Time — 0.6%
Royal Caribbean Cruises Ltd.*	5,520	227,755

Lodging — 2.8%
Las Vegas Sands Corp.*	14,450	610,079
Starwood Hotels & Resorts Worldwide, Inc.	6,320	367,318

		977,397

Machinery — Construction & Mining —2.5%
Caterpillar, Inc.	7,890	878,552

Machinery — Diversified — 3.1%
Cummins, Inc.	6,710	735,550
Rockwell Automation, Inc.	3,720	352,098

		1,087,648

Media — 0.7%
Time Warner Cable, Inc.	3,560	253,970

Metal Fabricate/Hardware — 0.9%
Precision Castparts Corp.	2,150	316,437

Mining — 1.0%
Goldcorp, Inc.	7,350	366,030

Oil & Gas — 7.7%
Anadarko Petroleum Corp.	8,320	681,574
Cimarex Energy Co.	5,250	605,010
Concho Resources, Inc.*	6,230	668,479
Devon Energy Corp.	8,400	770,868

		2,725,931

Oil & Gas Services — 4.1%
National Oilwell Varco, Inc.	3,550	281,409

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Schlumberger Ltd.	12,550	$1,170,413

		1,451,822

Pharmaceuticals — 7.2%
Allergan, Inc.	9,180	651,964
Express Scripts, Inc.*	5,750	319,757
Mead Johnson Nutrition Co.	9,070	525,425
Shire Plc ADR	6,180	538,278
Valeant Pharmaceuticals International, Inc.	10,600	527,986

		2,563,410

Real Estate — 1.0%
C.B. Richard Ellis Group, Inc., Class A*	13,730	366,591

Retail — 3.1%
Starbucks Corp.	14,660	541,687
Walgreen Co.	13,990	561,559

		1,103,246

Semiconductors — 4.8%
ASML Holding N.V.	13,210	587,845
Broadcom Corp., Class A	15,970	628,899
Varian Semiconductor Equipment Associates, Inc.*	9,650	469,665

		1,686,409

Software — 4.6%
Oracle Corp.	20,690	690,425
Salesforce.com, Inc.*	4,880	651,870
VeriFone Systems, Inc.*	5,030	276,399

		1,618,694

Telecommunications — 7.0%
Acme Packet, Inc.*	2,380	168,885
America Movil S.A.B. de C.V., Series L ADR	8,990	522,319
Juniper Networks, Inc.*	6,440	270,995
NII Holdings, Inc.*	15,370	640,468
QUALCOMM, Inc.	16,310	894,277

		2,496,944

Transportation — 1.4%
FedEx Corp.	5,390	504,235

Water — 0.7%
Veolia Environnement SA ADR	8,370	260,893

TOTAL COMMON STOCKS (Cost $28,374,650)		34,858,506

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	285,643	285,643
BlackRock Liquidity Funds TempFund - Institutional Shares	285,643	285,643
TOTAL SHORT-TERM INVESTMENTS (Cost $571,286)		571,286

TOTAL INVESTMENTS — 100.0% (Cost $28,945,936)(a)		$35,429,792

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2011, the cost for Federal income tax purposes was $29,000,880. Net unrealized appreciation/depreciation was $6,483,856. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,597,098 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $168,186

ADR — American Depository Receipt.

Plc — Public Limited Company.

Country Weightings as of 03/31/2011 †
United States	86%
France	4
Canada	3
Netherlands	2
United Kingdom	2
Ireland	1
Mexico	1
Other	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

LARGE CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$34,858,506	$34,858,506	$—	$—
SHORT-TERM INVESTMENTS	571,286	571,286	—	—

TOTAL INVESTMENTS	$35,429,792	$35,429,792	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.9%
Apparel — 1.4%
Coach, Inc.	35,245	$1,834,150

Auto Manufacturers — 1.4%
Daimler AG	16,050	1,136,179
Ford Motor Co.*	43,100	642,621

		1,778,800

Auto Parts & Equipment — 1.9%
Johnson Controls, Inc.	59,770	2,484,639

Banks — 1.3%
Itau Unibanco Holding S.A. ADR	70,600	1,697,930

Commercial Services — 3.5%
Hertz Global Holdings, Inc.*	115,510	1,805,421
Mastercard, Inc., Class A	10,690	2,690,887

		4,496,308

Computers — 10.2%
Apple, Inc.*	21,560	7,512,582
Cognizant Technology Solutions Corp., Class A*	37,490	3,051,686
EMC Corp.*	90,220	2,395,341

		12,959,609

Diversified Financial Services — 3.5%
Invesco Ltd.	72,000	1,840,320
T. Rowe Price Group, Inc.	21,330	1,416,738
TD Ameritrade Holding Corp.	57,680	1,203,782

		4,460,840

Electronics — 2.9%
Agilent Technologies, Inc.*	41,320	1,850,310
TE Connectivity Ltd.	51,300	1,786,266

		3,636,576

Healthcare Products — 1.3%
Varian Medical Systems, Inc.*	24,550	1,660,562

Healthcare Services — 3.6%
Laboratory Corp. of America Holdings*	15,900	1,464,867
UnitedHealth Group, Inc.	68,020	3,074,504

		4,539,371

Insurance — 1.5%
MetLife, Inc.	43,041	1,925,224

Internet — 7.2%
Amazon.com, Inc.*	13,535	2,438,060
Baidu, Inc. ADR*	21,430	2,953,268
Google, Inc., Class A*	2,140	1,254,489
Priceline.com, Inc.*	4,940	2,501,814

		9,147,631

Leisure Time — 1.2%
Royal Caribbean Cruises Ltd.*	36,610	1,510,529

Machinery-Diversified — 3.0%
AGCO Corp.*	37,010	2,034,440
Cummins, Inc.	16,315	1,788,450

		3,822,890

	Number of Shares	Value†

Media — 6.7%
CBS Corp., Class B	76,805	$1,923,197
DIRECTV, Class A*	61,230	2,865,564
The Walt Disney Co.	86,120	3,710,911

		8,499,672

Metal Fabricate/Hardware — 1.4%
Precision Castparts Corp.	11,780	1,733,780

Miscellaneous Manufacturing — 10.0%
Cooper Industries Plc	44,460	2,885,454
Danaher Corp.	47,150	2,447,085
Eaton Corp.	50,810	2,816,906
General Electric Co.	107,630	2,157,982
Parker Hannifin Corp.	25,880	2,450,318

		12,757,745

Oil & Gas — 8.1%
Hess Corp.	33,340	2,840,901
Newfield Exploration Co.*	38,090	2,895,221
Occidental Petroleum Corp.	28,160	2,942,439
Pioneer Natural Resources Co.	16,370	1,668,430

		10,346,991

Oil & Gas Services — 4.3%
Baker Hughes, Inc.	13,250	972,948
Cameron International Corp.*	30,090	1,718,139
Halliburton Co.	56,980	2,839,883

		5,530,970

Pharmaceuticals — 3.2%
Allergan, Inc.	24,720	1,755,614
AmerisourceBergen Corp.	32,460	1,284,118
Express Scripts, Inc.*	17,750	987,077

		4,026,809

Retail — 5.1%
Costco Wholesale Corp.	29,990	2,198,867
Macy’s, Inc.	79,460	1,927,700
Starbucks Corp.	62,970	2,326,741

		6,453,308

Semiconductors — 1.6%
ARM Holdings Plc ADR	39,020	1,099,194
Micron Technology, Inc.*	87,570	1,003,552

		2,102,746

Software — 7.9%
Autodesk, Inc.*	43,800	1,932,018
Citrix Systems, Inc.*	36,060	2,648,967
Oracle Corp.	89,710	2,993,623
Salesforce.com, Inc.*	19,050	2,544,699

		10,119,307

Telecommunications — 5.5%
American Tower Corp., Class A*	22,516	1,166,779
Juniper Networks, Inc.*	58,255	2,451,371
QUALCOMM, Inc.	62,140	3,407,136

		7,025,286

Transportation — 2.2%
Union Pacific Corp.	28,585	2,810,763

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
TOTAL COMMON STOCKS (Cost $98,181,156)		$127,362,436

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	85,518	85,518
BlackRock Liquidity Funds TempFund - Institutional Shares	85,517	85,517

TOTAL SHORT-TERM INVESTMENTS (Cost $171,035)		171,035

TOTAL INVESTMENTS — 100.0% (Cost $98,352,191)(a)		$127,533,471

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2011, the cost for Federal income tax purposes was $98,466,901. Net unrealized appreciation/depreciation was $29,066,570. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,531,921 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $465,351.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 03/31/2011 †
United States	91%
China	2
Ireland	2
Switzerland	2
Brazil	1
Germany	1
United Kingdom	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

LARGE CORE GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$127,362,436	$127,362,436	$—	$—
SHORT-TERM INVESTMENTS	171,035	171,035	—	—

TOTAL INVESTMENTS	$127,533,471	$127,533,471	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 97.4%
Airlines — 1.5%
United Continental Holdings, Inc.*	114,810	$2,639,482

Auto Parts & Equipment — 1.7%
Lear Corp.	61,660	3,013,324

Banks — 16.8%
CIT Group, Inc. *	112,300	4,778,365
JPMorgan Chase & Co.	120,520	5,555,972
M&T Bank Corp.	39,700	3,512,259
PNC Financial Services Group, Inc.	40,720	2,564,953
State Street Corp.	88,640	3,983,482
The Goldman Sachs Group, Inc.	10,150	1,608,470
U.S. Bancorp	103,320	2,730,748
Wells Fargo & Co.	173,410	5,497,097

		30,231,346

Beverages — 2.6%
The Coca-Cola Co.	70,980	4,709,523

Biotechnology — 4.7%
Amgen, Inc.*	75,450	4,032,803
Gilead Sciences, Inc.*	103,980	4,412,911

		8,445,714

Chemicals — 4.5%
Celanese Corp., Series A	87,360	3,876,163
LyondellBasell Industries N.V., Class A*	106,020	4,193,091

		8,069,254

Diversified Financial Services — 0.5%
E*Trade Financial Corp.*	53,730	839,800

Electric — 5.1%
American Electric Power Co., Inc.	44,900	1,577,786
Edison International	100,760	3,686,808
Entergy Corp.	58,570	3,936,490

		9,201,084

Gas — 0.4%
NiSource, Inc.	40,370	774,297

Healthcare Services — 7.0%
HCA Holdings, Inc.*	125,710	4,257,798
Humana, Inc.*	68,690	4,804,178
WellPoint, Inc.	51,890	3,621,403

		12,683,379

Household Products & Wares — 2.1%
Church & Dwight Co., Inc.	48,390	3,839,263

Insurance — 4.9%
ACE Ltd.	55,060	3,562,382
MetLife, Inc.	117,450	5,253,539

		8,815,921

Iron & Steel — 1.2%
Allegheny Technologies, Inc.	31,550	2,136,566

Machinery—Diversified — 1.3%
The Babcock & Wilcox Co.*	71,990	2,403,026

	Number of Shares	Value†

Media — 4.2%
Comcast Corp., Class A	142,560	$3,524,083
Viacom, Inc., Class B	86,760	4,036,075

		7,560,158

Miscellaneous Manufacturing — 5.1%
Cooper Industries Plc	63,550	4,124,395
Ingersoll-Rand Plc	105,230	5,083,661

		9,208,056

Oil & Gas — 11.4%
Apache Corp.	14,940	1,955,945
Chevron Corp.	82,760	8,890,906
Exxon Mobil Corp.	44,600	3,752,198
Penn West Petroleum Ltd.	65,720	1,820,444
Royal Dutch Shell Plc ADR	56,180	4,093,275

		20,512,768

Oil & Gas Services — 3.4%
Halliburton Co.	121,730	6,067,023

Packaging and Containers — 1.5%
Rock-Tenn Co., Class A	39,660	2,750,421

Pharmaceuticals — 2.5%
Teva Pharmaceutical Industries Ltd. ADR	88,960	4,463,123

Retail — 5.1%
AerCap Holdings N.V.*	193,480	2,432,044
Talbots, Inc.*	174,000	1,050,960
Target Corp.	65,140	3,257,651
Walgreen Co.	59,310	2,380,703

		9,121,358

Semiconductors — 2.9%
National Semiconductor Corp.	239,020	3,427,547
Xilinx, Inc.	55,090	1,806,952

		5,234,499

Software — 2.2%
Microsoft Corp.	159,630	4,048,217

Telecommunications — 2.9%
AT&T, Inc.	116,457	3,563,584
Vodafone Group Plc ADR	60,350	1,735,063

		5,298,647

Textiles — 1.9%
Mohawk Industries, Inc.*	56,820	3,474,543

TOTAL COMMON STOCKS (Cost $153,157,979)		175,540,792

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,379,845	2,379,845
BlackRock Liquidity Funds TempFund - Institutional Shares	2,379,844	2,379,844

TOTAL SHORT-TERM INVESTMENTS (Cost $4,759,689)		4,759,689

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CAP VALUE FUND

TOTAL INVESTMENTS — 100.0% (Cost $157,917,668)(a)	$180,300,481

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $158,888,018. Net unrealized appreciation/depreciation was $21,412,463. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,027,495 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,615,032.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CAP VALUE FUND

Country Weightings as of 03/31/2011 †
United States	83%
Netherlands	6
Ireland	5
Israel	2
Switzerland	2
Canada	1
United Kingdom	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

LARGE CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 06/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$175,540,792	$175,540,792	$—	$—
SHORT-TERM INVESTMENTS	4,759,689	4,759,689	—	—

TOTAL INVESTMENTS	$180,300,481	$180,300,481	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.7%
Aerospace & Defense — 4.5%
General Dynamics Corp.	26,986	$2,066,048
Lockheed Martin Corp.	15,677	1,260,431
The Boeing Co.	14,612	1,080,265
United Technologies Corp.	32,968	2,790,741

		7,197,485

Agriculture — 0.6%
Philip Morris International, Inc.	14,975	982,809

Banks — 17.5%
Bank of America Corp.	237,852	3,170,567
Citigroup, Inc.*	520,810	2,301,980
Fifth Third Bancorp	121,261	1,683,103
HSBC Holdings Plc	15,936	825,485
JPMorgan Chase & Co.	97,620	4,500,282
KeyCorp	188,914	1,677,556
PNC Financial Services Group, Inc.	56,124	3,535,251
The Goldman Sachs Group, Inc.	19,755	3,130,575
U.S. Bancorp	93,678	2,475,909
Wells Fargo & Co.	145,750	4,620,275

		27,920,983

Beverages — 1.0%
PepsiCo, Inc.	24,147	1,555,308

Biotechnology — 1.1%
Amgen, Inc.*	34,207	1,828,364

Chemicals — 1.2%
Air Products & Chemicals, Inc.	11,749	1,059,525
BASF SE ADR	9,996	867,653

		1,927,178

Coal — 2.3%
Peabody Energy Corp.	51,286	3,690,540

Computers — 3.1%
Accenture Plc, Class A	35,795	1,967,651
Apple, Inc.*	3,425	1,193,441
International Business Machines Corp.	10,456	1,705,060

		4,866,152

Diversified Financial Services — 1.8%
American Express Co.	37,132	1,678,367
Ameriprise Financial, Inc.	19,304	1,179,088

		2,857,455

Electric — 2.5%
American Electric Power Co., Inc.	46,382	1,629,864
PG&E Corp.	18,085	798,995
Public Service Enterprise Group, Inc.	50,680	1,596,927

		4,025,786

Electronics — 0.6%
Thermo Fisher Scientific, Inc.*	17,807	989,179

Environmental Control — 0.5%
Waste Management, Inc.	22,448	838,208

Food — 3.1%
Kraft Foods, Inc., Class A	39,473	1,237,873

	Number of Shares	Value†

Food — (continued)
Nestle SA ADR	42,892	$2,465,432
Unilever N.V.	40,539	1,271,303

		4,974,608

Gas — 1.0%
Sempra Energy	30,247	1,618,214

Healthcare Products — 3.2%
Covidien Plc	32,799	1,703,580
Johnson & Johnson	56,834	3,367,414

		5,070,994

Healthcare Services — 2.2%
UnitedHealth Group, Inc.	53,844	2,433,749
WellPoint, Inc.	15,305	1,068,136

		3,501,885

Insurance — 5.1%
Lincoln National Corp.	62,791	1,886,242
MetLife, Inc.	67,212	3,006,393
Prudential Financial, Inc.	52,873	3,255,919

		8,148,554

Iron & Steel — 0.8%
United States Steel Corp.	22,587	1,218,343

Leisure Time — 0.7%
Carnival Corp.	28,744	1,102,620

Media — 1.6%
The Walt Disney Co.	30,990	1,335,359
Time Warner Cable, Inc.	17,834	1,272,278

		2,607,637

Mining — 3.1%
BHP Billiton Ltd. ADR	26,117	2,504,098
Freeport-McMoRan Copper & Gold, Inc.	45,320	2,517,526

		5,021,624

Miscellaneous Manufacturing — 3.4%
General Electric Co.	167,648	3,361,342
Illinois Tool Works, Inc.	38,777	2,083,101

		5,444,443

Oil & Gas — 13.0%
Apache Corp.	31,317	4,100,022
ConocoPhillips	60,511	4,832,408
Exxon Mobil Corp.	45,966	3,867,120
Hess Corp.	45,842	3,906,197
Occidental Petroleum Corp.	39,493	4,126,623

		20,832,370

Pharmaceuticals — 5.2%
Abbott Laboratories	35,610	1,746,671
Merck & Co., Inc.	72,310	2,386,953
Pfizer, Inc.	202,984	4,122,605

		8,256,229

Retail — 8.0%
Best Buy Co., Inc.	12,934	371,465
CVS Caremark Corp.	51,259	1,759,209
Kohl’s Corp.	17,156	909,954

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
McDonald’s Corp.	36,382	$2,768,306
Target Corp.	33,264	1,663,533
TJX Cos., Inc.	38,630	1,921,070
Wal-Mart Stores, Inc.	65,504	3,409,483

		12,803,020

Software — 2.3%
Microsoft Corp.	69,582	1,764,600
Oracle Corp.	59,112	1,972,567

		3,737,167

Telecommunications — 4.6%
AT&T, Inc.	59,340	1,815,804
Cisco Systems, Inc.	39,956	685,245
Telefonaktiebolaget LM Ericsson ADR	69,940	899,429
Verizon Communications, Inc.	62,822	2,421,160
Vodafone Group Plc ADR	51,612	1,483,845

		7,305,483

Transportation — 1.7%
Union Pacific Corp.	27,242	2,678,706

TOTAL COMMON STOCKS (Cost $121,362,885)		153,001,344

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Apartments — 1.0%
AvalonBay Communities, Inc.	12,925	1,552,034

Office Property — 0.8%
Boston Properties, Inc.	14,331	1,359,296

Regional Malls — 0.9%
Simon Property Group, Inc.	12,794	1,371,005

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,584,221)		4,282,335

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,281,541	1,281,541
BlackRock Liquidity Funds TempFund - Institutional Shares	1,281,541	1,281,541

TOTAL SHORT-TERM INVESTMENTS (Cost $2,563,082)		2,563,082

TOTAL INVESTMENTS — 100.0% (Cost $126,510,188)(a)		$159,846,761

† See Security Valuation Note.

*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $128,370,510. Net unrealized appreciation/depreciation was $31,476,251. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,319,257 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,843,006.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 03/31/2011 †
United States	91%
Australia	2
Ireland	2
Netherlands	1
Sweden	1
Switzerland	1
United Kingdom	1
Other	1

Total	100%

†% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$153,001,344	$153,001,344	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,282,335	4,282,335	—	—
SHORT-TERM INVESTMENTS	2,563,082	2,563,082	—	—

TOTAL INVESTMENTS	$159,846,761	$159,846,761	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 92.7%
Advertising — 0.2%
Omnicom Group, Inc.#	6,367	$312,365
The Interpublic Group of Cos., Inc.	11,634	146,239

		458,604

Aerospace & Defense — 2.0%
General Dynamics Corp.	8,497	650,530
Goodrich Corp.	2,847	243,504
L-3 Communications Holdings, Inc.	2,700	211,437
Lockheed Martin Corp.	6,637	533,615
Northrop Grumman Corp.	6,592	413,384
Raytheon Co.	8,176	415,913
Rockwell Collins, Inc.	3,545	229,823
The Boeing Co.#	16,621	1,228,791
United Technologies Corp.	21,042	1,781,205

		5,708,202

Agriculture — 1.7%
Altria Group, Inc.	47,378	1,233,249
Archer-Daniels-Midland Co.	14,899	536,513
Lorillard, Inc.	3,503	332,820
Philip Morris International, Inc.	40,888	2,683,480
Reynolds American, Inc.	7,502	266,546

		5,052,608

Airlines — 0.1%
Southwest Airlines Co.	17,817	225,029

Apparel — 0.5%
Coach, Inc.	6,677	347,471
NIKE, Inc., Class B	8,623	652,761
Polo Ralph Lauren Corp.	1,428	176,572
VF Corp.#	2,108	207,702

		1,384,506

Auto Manufacturers — 0.6%
Ford Motor Co.*	85,167	1,269,840
PACCAR, Inc.#	8,544	447,278

		1,717,118

Auto Parts & Equipment — 0.3%
Johnson Controls, Inc.#	15,711	653,106
The Goodyear Tire & Rubber Co.*	5,606	83,978

		737,084

Banks — 7.9%
Bank of America Corp.	230,035	3,066,367
BB&T Corp.#	15,999	439,173
Capital One Financial Corp.	10,241	532,122
Citigroup, Inc.	662,717	2,929,209
Comerica, Inc.	4,344	159,512
Fifth Third Bancorp	20,946	290,731
First Horizon National Corp.#	6,130	68,717
Huntington Bancshares, Inc.	16,565	109,992
JPMorgan Chase & Co.	91,264	4,207,270
KeyCorp	21,599	191,799
M&T Bank Corp.	2,608	230,730
Marshall & Ilsley Corp.	13,671	109,231
Morgan Stanley	34,363	938,797
Northern Trust Corp.	5,747	291,660
PNC Financial Services Group, Inc.	11,883	748,510

	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	26,994	$195,976
State Street Corp.	11,347	509,934
SunTrust Banks, Inc.	11,788	339,966
The Bank of New York Mellon Corp.	28,080	838,750
The Goldman Sachs Group, Inc.	11,643	1,845,066
U.S. Bancorp	43,556	1,151,185
Wells Fargo & Co.	119,737	3,795,663
Zions Bancorporation	4,004	92,332

		23,082,692

Beverages — 2.3%
Brown-Forman Corp., Class B#	2,462	168,155
Coca-Cola Enterprises, Inc.	7,928	216,434
Constellation Brands, Inc., Class A*	3,723	75,502
Dr. Pepper Snapple Group, Inc.	5,000	185,800
Molson Coors Brewing Co., Class B	3,738	175,275
PepsiCo, Inc.	36,161	2,329,130
The Coca-Cola Co.	52,485	3,482,380

		6,632,676

Biotechnology — 1.2%
Amgen, Inc.*	21,501	1,149,228
Biogen Idec, Inc.*	5,333	391,389
Celgene Corp.*	10,728	617,182
Genzyme Corp.*	6,130	466,799
Gilead Sciences, Inc.*	18,349	778,732
Life Technologies Corp.*	3,959	207,531

		3,610,861

Building Materials — 0.0%
Masco Corp.#	8,877	123,568

Chemicals — 2.0%
Air Products & Chemicals, Inc.	4,921	443,776
Airgas, Inc.	1,600	106,272
CF Industries Holdings, Inc.	1,600	218,864
E.I. du Pont de Nemours & Co.	20,723	1,139,143
Eastman Chemical Co.	1,591	158,018
Ecolab, Inc.	5,433	277,192
FMC Corp.	1,800	152,874
International Flavors & Fragrances, Inc.	1,875	116,812
Monsanto Co.	12,137	877,020
PPG Industries, Inc.	3,610	343,708
Praxair, Inc.	6,826	693,521
Sigma-Aldrich Corp.	2,722	173,228
The Dow Chemical Co.	26,304	992,976
The Sherwin-Williams Co.	2,034	170,836

		5,864,240

Coal — 0.3%
Consol Energy, Inc.	5,176	277,589
Massey Energy Co.#	2,274	155,451
Peabody Energy Corp.	6,212	447,015

		880,055

Commercial Services — 1.3%
Apollo Group, Inc., Class A*	2,943	122,752
Automatic Data Processing, Inc.	11,143	571,747
DeVry, Inc.	1,500	82,605
Donnelley (R.R.) & Sons Co.	5,353	101,279

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Equifax, Inc.	3,034	$117,871
H&R Block, Inc.#	6,666	111,589
Iron Mountain, Inc.	4,300	134,289
Mastercard, Inc., Class A	2,225	560,077
Monster Worldwide, Inc.*	2,631	41,833
Moody’s Corp.	4,973	168,634
Paychex, Inc.	7,775	243,824
Quanta Services, Inc.*	4,900	109,907
Robert Half International, Inc.#	3,207	98,134
SAIC, Inc.*#	7,300	123,516
The Western Union Co.	14,578	302,785
Total System Services, Inc.#	3,477	62,656
Visa, Inc., Class A	11,064	814,532

		3,768,030

Computers — 6.0%
Apple, Inc.*	21,026	7,326,510
Cognizant Technology Solutions Corp., Class A*	6,852	557,753
Computer Sciences Corp.	3,757	183,079
Dell, Inc.*	37,842	549,087
EMC Corp.*	46,748	1,241,159
Hewlett-Packard Co.	49,783	2,039,609
International Business Machines Corp.	27,758	4,526,497
Lexmark International, Inc., Class A*	1,721	63,746
NetApp, Inc.*	8,221	396,088
SanDisk Corp.*	5,597	257,966
Teradata Corp.*	3,816	193,471
Western Digital Corp.*	5,600	208,824

		17,543,789

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.	9,550	258,232
Colgate-Palmolive Co.	10,935	883,111
The Estee Lauder Cos., Inc., Class A	2,637	254,101
The Procter & Gamble Co.	63,894	3,935,870

		5,331,314

Distribution & Wholesale — 0.2%
Fastenal Co.#	3,200	207,456
Genuine Parts Co.#	3,805	204,100
W.W. Grainger, Inc.#	1,272	175,129

		586,685

Diversified Financial Services — 1.6%
American Express Co.	23,780	1,074,856
Ameriprise Financial, Inc.	5,846	357,074
CME Group, Inc.	1,512	455,944
Discover Financial Services	12,278	296,145
E*Trade Financial Corp.*	5,181	80,979
Federated Investors, Inc., Class B#	2,495	66,741
Franklin Resources, Inc.	3,252	406,760
IntercontinentalExchange, Inc.*	1,680	207,547
Invesco Ltd.	10,667	272,649
Janus Capital Group, Inc.	4,666	58,185
Legg Mason, Inc.	3,561	128,517
NYSE Euronext	5,785	203,458
SLM Corp.*	11,534	176,470
T. Rowe Price Group, Inc.	5,981	397,258

	Number of Shares	Value†

Diversified Financial Services — (continued)
The Charles Schwab Corp.	22,169	$399,707
The NASDAQ OMX Group, Inc.*	3,100	80,104

		4,662,394

Diversified Operations — 0.1%
Leucadia National Corp.	4,360	163,674

Electric — 2.7%
Ameren Corp.	5,298	148,715
American Electric Power Co., Inc.	11,057	388,543
CMS Energy Corp.	5,807	114,050
Consolidated Edison, Inc.	6,834	346,621
Constellation Energy Group, Inc.	4,490	139,774
Dominion Resources, Inc.#	13,109	585,972
DTE Energy Co.	3,992	195,448
Duke Energy Corp.	29,843	541,650
Edison International	7,774	284,451
Entergy Corp.	4,347	292,162
Exelon Corp.	15,435	636,539
FirstEnergy Corp.	9,856	365,559
Integrys Energy Group, Inc.	1,995	100,767
NextEra Energy, Inc.	9,685	533,837
Northeast Utilities	4,100	141,860
NRG Energy, Inc.*	6,300	135,702
Pepco Holdings, Inc.	5,540	103,321
PG&E Corp.	9,250	408,665
Pinnacle West Capital Corp.	2,569	109,928
PPL Corp.	10,798	273,189
Progress Energy, Inc.	6,913	318,966
Public Service Enterprise Group, Inc.	11,349	357,607
SCANA Corp.#	2,800	110,236
Southern Co.	18,911	720,698
TECO Energy, Inc.	5,423	101,735
The AES Corp.*	14,444	187,772
Wisconsin Energy Corp.	5,200	158,600
Xcel Energy, Inc.	10,430	249,173

		8,051,540

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	17,076	997,750
Molex, Inc.#	2,823	70,914

		1,068,664

Electronics — 0.5%
Agilent Technologies, Inc.*	7,945	355,777
Amphenol Corp., Class A	3,900	212,121
FLIR Systems, Inc.#	3,600	124,596
Jabil Circuit, Inc.#	4,292	87,686
PerkinElmer, Inc.	3,116	81,857
Thermo Fisher Scientific, Inc.*	8,982	498,950
Waters Corp.*	2,258	196,220

		1,557,207

Energy-Alternate Sources — 0.1%
First Solar, Inc.*#	1,200	193,008

Engineering & Construction — 0.2%
Fluor Corp.	3,970	292,430

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Jacobs Engineering Group, Inc.*	2,983	$153,416

		445,846

Entertainment — 0.0%
International Game Technology	6,657	108,043

Environmental Control — 0.3%
Republic Services, Inc.	7,014	210,701
Stericycle, Inc.*	2,000	177,340
Waste Management, Inc.#	11,200	418,208

		806,249

Food — 1.7%
Campbell Soup Co.#	4,416	146,214
ConAgra Foods, Inc.	9,702	230,423
Dean Foods Co.*	3,972	39,720
General Mills, Inc.	14,310	523,030
H.J. Heinz Co.	7,166	349,844
Hormel Foods Corp.#	3,400	94,656
Kellogg Co.	5,666	305,851
Kraft Foods, Inc., Class A	39,663	1,243,832
McCormick & Co., Inc.	3,308	158,222
Safeway, Inc.	8,170	192,322
Sara Lee Corp.	14,219	251,250
SUPERVALU, Inc.#	4,753	42,444
SYSCO Corp.	13,752	380,930
The Hershey Co.	3,487	189,518
The J.M. Smucker Co.	2,834	202,319
The Kroger Co.#	15,045	360,629
Tyson Foods, Inc., Class A	7,249	139,108
Whole Foods Market, Inc.	3,243	213,714

		5,064,026

Forest Products & Paper — 0.2%
International Paper Co.	10,367	312,876
MeadWestvaco Corp.	3,999	121,290
Weyerhaeuser Co.	11,808	290,477

		724,643

Gas — 0.2%
CenterPoint Energy, Inc.	10,222	179,498
Nicor, Inc.	883	47,417
NiSource, Inc.	7,065	135,507
Sempra Energy	5,698	304,843

		667,265

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	79,760
Stanley Black & Decker, Inc.	3,940	301,804

		381,564

Healthcare Products — 3.1%
Bard (C.R.), Inc.	1,942	192,860
Baxter International, Inc.	13,175	708,420
Becton, Dickinson & Co.	5,175	412,034
Boston Scientific Corp.*	34,748	249,838
CareFusion Corp.*	5,241	147,796
Covidien Plc#	10,900	566,146
DENTSPLY International, Inc.	3,200	118,368
Edwards Lifesciences Corp.*	2,600	226,200

	Number of Shares	Value†

Healthcare Products — (continued)
Hospira, Inc.*	3,912	$215,942
Intuitive Surgical, Inc.*#	857	285,775
Johnson & Johnson	62,641	3,711,479
Medtronic, Inc.	24,473	963,013
Patterson Cos., Inc.	2,374	76,419
St. Jude Medical, Inc.	7,330	375,736
Stryker Corp.	7,581	460,925
Varian Medical Systems, Inc.*#	2,657	179,720
Zimmer Holdings, Inc.*	4,329	262,034

		9,152,705

Healthcare Services — 1.2%
Aetna, Inc.	8,885	332,566
CIGNA Corp.	5,994	265,414
Coventry Health Care, Inc.*	3,367	107,374
DaVita, Inc.*	2,149	183,761
Humana, Inc.*	4,110	287,453
Laboratory Corp. of America Holdings*	2,377	218,993
Quest Diagnostics, Inc.	3,087	178,182
Tenet Healthcare Corp.*	9,374	69,836
UnitedHealth Group, Inc.	24,941	1,127,333
WellPoint, Inc.	8,495	592,866

		3,363,778

Home Builders — 0.1%
Horton (D.R.), Inc.	7,276	84,765
Lennar Corp., Class A	4,436	80,380
Pulte Group, Inc.*	8,034	59,452

		224,597

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,438	67,327
Whirlpool Corp.	1,669	142,466

		209,793

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,783	116,775
Clorox Co.#	3,397	238,028
Fortune Brands, Inc.	3,707	229,426
Kimberly-Clark Corp.	9,187	599,635

		1,183,864

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,117	136,148

Insurance — 3.6%
ACE Ltd.	7,900	511,130
Aflac, Inc.	10,600	559,468
American International Group, Inc.*#	3,285	115,435
AON Corp.	7,544	399,530
Assurant, Inc.	2,673	102,937
Berkshire Hathaway, Inc., Class B*	39,450	3,299,204
Chubb Corp.	6,851	420,035
Cincinnati Financial Corp.	4,092	134,218
Genworth Financial, Inc., Class A*	11,369	153,027
Hartford Financial Services Group, Inc.	10,457	281,607
Lincoln National Corp.	7,473	224,489
Loews Corp.	7,525	324,252
Marsh & McLennan Cos., Inc.	12,109	360,969
MetLife, Inc.	23,885	1,068,376

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	7,065	$226,857
Prudential Financial, Inc.	11,030	679,228
The Allstate Corp.	12,476	396,487
The Progressive Corp.	14,756	311,794
The Travelers Cos., Inc.	9,731	578,800
Torchmark Corp.	1,757	116,805
Unum Group	7,476	196,245
XL Group Plc	7,749	190,625

		10,651,518

Internet — 2.7%
Akamai Technologies, Inc.*	4,291	163,058
Amazon.com, Inc.*	8,075	1,454,550
eBay, Inc.*	26,628	826,533
Expedia, Inc.#	4,988	113,028
F5 Networks, Inc.*	1,900	194,883
Google, Inc., Class A*	5,685	3,332,604
NetFlix, Inc.*	1,000	237,330
Priceline.com, Inc.*	1,150	582,406
Symantec Corp.*	17,238	319,592
VeriSign, Inc.	4,009	145,166
Yahoo!, Inc.*	29,317	488,128

		7,857,278

Iron & Steel — 0.3%
AK Steel Holding Corp.#	2,192	34,590
Allegheny Technologies, Inc.#	2,278	154,266
Cliffs Natural Resources, Inc.	3,100	304,668
Nucor Corp.	7,035	323,750
United States Steel Corp.#	3,203	172,770

		990,044

Leisure Time — 0.2%
Carnival Corp.	10,045	385,326
Harley-Davidson, Inc.	5,728	243,383

		628,709

Lodging — 0.3%
Marriott International, Inc., Class A	6,785	241,410
Starwood Hotels & Resorts Worldwide, Inc.	4,252	247,126
Wyndham Worldwide Corp.	4,160	132,330
Wynn Resorts Ltd.	1,600	203,600

		824,466

Machinery—Construction & Mining — 0.6%
Caterpillar, Inc.	14,428	1,606,558
Joy Global, Inc.	2,300	227,263

		1,833,821

Machinery—Diversified — 0.7%
Cummins, Inc.	4,474	490,440
Deere & Co.	9,632	933,245
Flowserve Corp.	1,300	167,440
Rockwell Automation, Inc.#	3,271	309,600
Roper Industries, Inc.	2,200	190,212

		2,090,937

Media — 2.9%
Cablevision Systems Corp., Class A	5,700	197,277
CBS Corp., Class B	15,125	378,730
Comcast Corp., Class A	63,434	1,568,088

	Number of Shares	Value†

Media — (continued)
DIRECTV, Class A*	18,219	$852,649
Discovery Communications, Inc., Class A*	6,600	263,340
Gannett Co., Inc.	6,174	94,030
News Corp., Class A	52,660	924,710
Scripps Networks Interactive, Inc., Class A	2,056	102,985
The McGraw-Hill Cos., Inc.	6,786	267,368
The Walt Disney Co.	43,076	1,856,145
The Washington Post Co., Class B#	63	27,566
Time Warner Cable, Inc.	7,796	556,167
Time Warner, Inc.	25,104	896,213
Viacom, Inc., Class B	13,481	627,136

		8,612,404

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,225	474,656

Mining — 0.8%
Alcoa, Inc.	23,248	410,327
Freeport-McMoRan Copper & Gold, Inc.	21,396	1,188,548
Newmont Mining Corp.#	11,183	610,368
Titanium Metals Corp.*	1,912	35,525
Vulcan Materials Co.#	3,041	138,670

		2,383,438

Miscellaneous Manufacturing — 3.8%
3M Co.	16,280	1,522,180
Danaher Corp.	12,368	641,899
Dover Corp.	4,405	289,585
Eaton Corp.	7,440	412,473
General Electric Co.	242,025	4,852,601
Honeywell International, Inc.	17,708	1,057,345
Illinois Tool Works, Inc.	11,219	602,685
Ingersoll-Rand Plc	7,500	362,325
ITT Corp.	4,454	267,463
Leggett & Platt, Inc.	3,354	82,173
Pall Corp.	2,645	152,378
Parker Hannifin Corp.	3,781	357,985
Textron, Inc.	6,076	166,422
Tyco International Ltd.	11,000	492,470

		11,259,984

Office & Business Equipment — 0.2%
Pitney Bowes, Inc.	5,161	132,586
Xerox Corp.	31,055	330,736

		463,322

Oil & Gas — 9.8%
Anadarko Petroleum Corp.	11,259	922,337
Apache Corp.	8,723	1,142,015
Cabot Oil & Gas Corp.	2,622	138,887
Chesapeake Energy Corp.	15,010	503,135
Chevron Corp.	45,970	4,938,557
ConocoPhillips	32,780	2,617,811
Denbury Resources, Inc.*	9,300	226,920
Devon Energy Corp.	9,729	892,830
Diamond Offshore Drilling, Inc.#	1,600	124,320
EOG Resources, Inc.	5,758	682,381
EQT Corp.	3,600	179,640
Exxon Mobil Corp.	113,065	9,512,159

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Helmerich & Payne, Inc.	2,400	$164,856
Hess Corp.	6,797	579,172
Marathon Oil Corp.	16,051	855,679
Murphy Oil Corp.	4,517	331,638
Nabors Industries Ltd.*	6,908	209,865
Newfield Exploration Co.*	3,200	243,232
Noble Corp.#	5,700	260,034
Noble Energy, Inc.	4,169	402,934
Occidental Petroleum Corp.	18,458	1,928,676
Pioneer Natural Resources Co.	2,700	275,184
QEP Resources, Inc.	4,290	173,917
Range Resources Corp.	3,823	223,493
Rowan Cos., Inc.*	2,403	106,165
Southwestern Energy Co.*	7,690	330,439
Sunoco, Inc.	2,986	136,132
Tesoro Corp.*	3,894	104,476
Valero Energy Corp.	13,340	397,799

		28,604,683

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	9,728	714,327
Cameron International Corp.*	5,639	321,987
FMC Technologies, Inc.*#	2,800	264,544
Halliburton Co.	20,569	1,025,159
National Oilwell Varco, Inc.	9,523	754,888
Schlumberger Ltd.	31,059	2,896,562

		5,977,467

Packaging and Containers — 0.2%
Ball Corp.	3,726	133,577
Bemis Co., Inc.	2,549	83,633
Owens-Illinois, Inc.*	4,000	120,760
Sealed Air Corp.	4,033	107,520

		445,490

Pharmaceuticals — 4.5%
Abbott Laboratories	35,196	1,726,364
Allergan, Inc.	7,216	512,480
AmerisourceBergen Corp.	6,500	257,140
Bristol-Myers Squibb Co.	38,897	1,028,048
Cardinal Health, Inc.	8,282	340,639
Cephalon, Inc.*#	1,800	136,404
Eli Lilly & Co.	22,954	807,292
Express Scripts, Inc.*	11,926	663,205
Forest Laboratories, Inc.*	6,662	215,183
McKesson Corp.	5,625	444,656
Mead Johnson Nutrition Co.	4,568	264,624
Medco Health Solutions, Inc.*	9,113	511,786
Merck & Co., Inc.	70,254	2,319,085
Mylan, Inc.*	9,756	221,169
Pfizer, Inc.	182,756	3,711,774
Watson Pharmaceuticals, Inc.*#	2,643	148,034

		13,307,883

Pipelines — 0.4%
El Paso Corp.	17,041	306,738
Oneok, Inc.	2,400	160,512
Spectra Energy Corp.	14,884	404,547

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	13,034	$406,400

		1,278,197

Real Estate — 0.1%
C.B. Richard Ellis Group, Inc., Class A*	6,701	178,917

Retail — 5.2%
Abercrombie & Fitch Co., Class A	1,900	111,530
AutoNation, Inc.*#	1,219	43,116
AutoZone, Inc.*	641	175,352
Bed Bath & Beyond, Inc.*	5,766	278,325
Best Buy Co., Inc.	7,368	211,609
Big Lots, Inc.*	1,697	73,701
CarMax, Inc.*	5,200	166,920
Costco Wholesale Corp.	9,777	716,850
CVS Caremark Corp.	30,867	1,059,355
Darden Restaurants, Inc.	3,240	159,181
Family Dollar Stores, Inc.	2,733	140,258
GameStop Corp., Class A*#	3,164	71,253
Home Depot, Inc.	37,204	1,378,780
J.C. Penney Co., Inc.	5,444	195,494
Kohl’s Corp.	6,501	344,813
Limited Brands, Inc.	6,260	205,829
Lowe’s Cos., Inc.	31,240	825,673
Macy’s, Inc.	9,327	226,273
McDonald’s Corp.	23,778	1,809,268
Nordstrom, Inc.	3,737	167,717
O’Reilly Automotive, Inc.*	3,200	183,872
RadioShack Corp.	2,567	38,531
Ross Stores, Inc.	2,600	184,912
Sears Holding Corp.*#	1,169	96,618
Staples, Inc.	16,837	326,974
Starbucks Corp.	16,744	618,691
Target Corp.	16,032	801,760
The Gap, Inc.	10,682	242,054
Tiffany & Co.#	2,764	169,820
TJX Cos., Inc.	8,909	443,045
Urban Outfitters, Inc.*	3,100	92,473
Wal-Mart Stores, Inc.	44,647	2,323,876
Walgreen Co.	20,979	842,097
Yum! Brands, Inc.	10,969	563,587

		15,289,607

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	108,968
People’s United Financial, Inc.#	9,000	113,220

		222,188

Semiconductors — 2.3%
Advanced Micro Devices, Inc.*	13,368	114,965
Altera Corp.	7,465	328,609
Analog Devices, Inc.	7,076	278,653
Applied Materials, Inc.	31,121	486,110
Broadcom Corp., Class A	10,608	417,743
Intel Corp.	125,775	2,536,882
KLA-Tencor Corp.#	3,627	171,811
Linear Technology Corp.	5,441	182,981
LSI Corp.*	12,772	86,850

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
MEMC Electronic Materials, Inc.*	5,556	$72,006
Microchip Technology, Inc.#	4,318	164,127
Micron Technology, Inc.*	19,286	221,017
National Semiconductor Corp.	6,223	89,238
Novellus Systems, Inc.*	1,953	72,515
NVIDIA Corp.*	13,754	253,899
Teradyne, Inc.*	3,357	59,788
Texas Instruments, Inc.	26,593	919,054
Xilinx, Inc.#	5,664	185,779

		6,642,027

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.*	1,099	45,595

Software — 3.5%
Adobe Systems, Inc.*#	11,405	378,190
Autodesk, Inc.*	5,481	241,767
BMC Software, Inc.*	4,337	215,722
CA, Inc.	8,439	204,055
Cerner Corp.*#	1,500	166,800
Citrix Systems, Inc.*	4,491	329,909
Compuware Corp.*	5,119	59,125
Dun & Bradstreet Corp.	1,100	88,264
Electronic Arts, Inc.*	7,730	150,967
Fidelity National Information Services, Inc.	6,059	198,069
Fiserv, Inc.*	3,507	219,959
Intuit, Inc.*	6,092	323,485
Microsoft Corp.	168,515	4,273,540
Novell, Inc.*	6,923	41,053
Oracle Corp.	88,317	2,947,138
Red Hat, Inc.*	4,200	190,638
Salesforce.com, Inc.*#	2,700	360,666

		10,389,347

Telecommunications — 5.0%
American Tower Corp., Class A*	9,359	484,983
AT&T, Inc.	134,843	4,126,196
CenturyLink, Inc.#	7,075	293,966
Cisco Systems, Inc.	126,380	2,167,417
Corning, Inc.	35,315	728,549
Frontier Communications Corp.	24,072	197,872
Harris Corp.#	3,100	153,760
JDS Uniphase Corp.*#	4,496	93,697
Juniper Networks, Inc.*	12,071	507,948
MetroPCS Communications, Inc.*	6,400	103,936
Motorola Mobility Holdings, Inc.*	6,603	161,113
Motorola Solutions, Inc.*	7,546	337,231
QUALCOMM, Inc.	36,799	2,017,689
Qwest Communications International, Inc.	41,173	281,212
Sprint Nextel Corp.*	66,383	308,017
Tellabs, Inc.	8,076	42,318
Verizon Communications, Inc.	64,376	2,481,051
Windstream Corp.	11,251	144,800

		14,631,755

Textiles — 0.0%
Cintas Corp.	3,055	92,475

	Number of Shares	Value†

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,212	$150,450
Mattel, Inc.	7,881	196,473

		346,923

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	3,739	277,172
CSX Corp.	8,422	661,969
Expeditors International of Washington, Inc.	4,973	249,346
FedEx Corp.	7,066	661,024
Norfolk Southern Corp.	8,152	564,689
Ryder System, Inc.	1,125	56,925
Union Pacific Corp.	11,210	1,102,280
United Parcel Service, Inc., Class B	22,474	1,670,268

		5,243,673

TOTAL COMMON STOCKS (Cost $238,585,439)		271,638,873

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Apartments — 0.2%
Apartment Investment & Management Co., Class A	2,762	70,348
AvalonBay Communities, Inc.#	1,992	239,199
Equity Residential	6,792	383,137

		692,684

Diversified — 0.1%
Vornado Realty Trust	3,787	331,362

Forest Products & Paper — 0.1%
Plum Creek Timber Co.	3,847	167,768

Healthcare — 0.2%
HCP, Inc.#	8,340	316,420
Health Care REIT, Inc.#	4,000	209,760
Ventas, Inc.#	3,700	200,910

		727,090

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.#	15,376	270,771

Industrial — 0.1%
ProLogis	13,129	209,801

Office Property — 0.1%
Boston Properties, Inc.#	3,142	298,019

Regional Malls — 0.2%
Simon Property Group, Inc.#	6,628	710,256

Storage & Warehousing — 0.1%
Public Storage	3,116	345,596

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	175,404

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,218,562)		3,928,751

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U. S. Treasury Bills
0.060%, 04/07/11	$50	$49,999
0.065%, 04/07/11	20	20,000
0.080%, 04/07/11	15	15,000
0.095%, 04/07/11	10	10,000
0.120%, 04/07/11	20	19,999
0.600%, 04/07/11	10	9,999
0.130%, 04/28/11	15	14,999
0.070%, 05/19/11	224	223,984

TOTAL U.S. TREASURY OBLIGATIONS (Cost $363,977)		363,980

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	827,486	827,486
BlackRock Liquidity Funds TempFund - Institutional Shares	827,486	827,486

TOTAL SHORT-TERM INVESTMENTS (Cost $1,654,972)		1,654,972

SECURITIES LENDING COLLATERAL — 5.3%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011 (Cost $15,501,757)	15,501,757	15,501,757

TOTAL INVESTMENTS — 100.0% (Cost $259,324,707)(a) $		293,088,333

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $265,898,257. Net unrealized appreciation was $27,190,076. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $71,277,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $44,087,753.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$271,638,873	$271,638,873	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,928,751	3,928,751	—	—
U.S. TREASURY OBLIGATIONS	363,980	—	363,980	—
SHORT-TERM INVESTMENTS	1,654,972	1,654,972	—	—
SECURITIES LENDING COLLATERAL	15,501,757	15,501,757	—	—

TOTAL INVESTMENTS	$293,088,333	$292,724,353	$363,980	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 82.4%
Advertising — 1.2%
The Interpublic Group of Cos., Inc.	138,480	$1,740,694

Aerospace & Defense — 0.9%
Goodrich Corp.	15,080	1,289,792

Airlines — 0.9%
United Continental Holdings, Inc.*#	57,235	1,315,833

Apparel — 1.0%
Coach, Inc.	27,180	1,414,447

Auto Parts & Equipment — 1.1%
BorgWarner, Inc.*#	11,530	918,826
TRW Automotive Holdings Corp.*	13,110	722,099

		1,640,925

Banks — 0.7%
M&T Bank Corp.#	11,620	1,028,021

Beverages — 1.9%
Green Mountain Coffee Roasters, Inc.*#	32,560	2,103,701
Hansen Natural Corp.*	10,460	630,006

		2,733,707

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	14,250	1,406,190
Charles River Laboratories International, Inc.*#	20,380	782,184
Illumina, Inc.*	10,690	749,048
United Therapeutics Corp.*	14,830	993,907
Vertex Pharmaceuticals, Inc.*	9,960	477,383

		4,408,712

Building Materials — 0.8%
Owens Corning*	33,690	1,212,503

Chemicals — 1.3%
CF Industries Holdings, Inc.	6,990	956,162
LyondellBasell Industries NV, Class A*	23,600	933,380

		1,889,542

Coal — 1.7%
Alpha Natural Resources, Inc.*#	21,230	1,260,425
Walter Energy, Inc.#	9,210	1,247,310

		2,507,735

Commercial Services — 2.8%
Manpower, Inc.	15,800	993,504
SuccessFactors, Inc.*	41,030	1,603,863
The Western Union Co.	67,340	1,398,652

		3,996,019

Computers — 1.8%
Fortinet, Inc.*	13,070	575,080
Riverbed Technology, Inc.*#	11,020	414,903
SanDisk Corp.*	36,260	1,671,223

		2,661,206

Distribution & Wholesale — 0.7%
WESCO International, Inc.*	14,940	933,750

	Number of Shares	Value†

Diversified Financial Services — 3.4%
Discover Financial Services	38,880	$937,786
IntercontinentalExchange, Inc.*	7,540	931,492
Invesco Ltd.	51,200	1,308,672
T. Rowe Price Group, Inc.	25,360	1,684,411

		4,862,361

Electrical Components & Equipment — 0.3%
SunPower Corp., Class A*#	21,080	361,311

Electronics — 0.9%
Agilent Technologies, Inc.*	30,420	1,362,208

Food — 1.3%
Whole Foods Market, Inc.	29,260	1,928,234

Gas — 0.4%
Energen Corp.	10,040	633,725

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	12,980	994,268

Healthcare Products — 1.5%
Intuitive Surgical, Inc.*#	3,300	1,100,418
Varian Medical Systems, Inc.*#	15,490	1,047,744

		2,148,162

Healthcare Services — 2.3%
AMERIGROUP Corp.*	15,850	1,018,362
Laboratory Corp. of America Holdings*	10,120	932,356
Universal Health Services, Inc., Class B	28,830	1,424,490

		3,375,208

Home Furnishings — 0.7%
Tempur-Pedic International, Inc.*	20,060	1,016,240

Insurance — 1.9%
AON Corp.	30,720	1,626,931
Unum Group	39,560	1,038,450

		2,665,381

Internet — 5.0%
F5 Networks, Inc.*	15,940	1,634,966
MercadoLibre, Inc.	7,220	589,368
OpenTable, Inc.*#	12,620	1,342,137
Priceline.com, Inc.*	3,270	1,656,059
Sina Corp.*	10,125	1,083,780
TIBCO Software, Inc.*	30,340	826,765

		7,133,075

Iron & Steel — 1.7%
Cliffs Natural Resources, Inc.	17,590	1,728,745
United States Steel Corp.#	12,580	678,565

		2,407,310

Leisure Time — 1.4%
Royal Caribbean Cruises Ltd.*	23,080	952,281
WMS Industries, Inc.*#	28,855	1,020,024

		1,972,305

Lodging — 2.9%
MGM Resorts International*#	58,730	772,300
Starwood Hotels & Resorts Worldwide, Inc.	32,170	1,869,720

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — (continued)
Wynn Resorts Ltd.	12,180	$1,549,905

		4,191,925

Machinery — Construction & Mining — 1.5%
Joy Global, Inc.	21,740	2,148,129

Machinery — Diversified — 3.1%
AGCO Corp.*	19,620	1,078,512
Cummins, Inc.	19,360	2,122,243
Rockwell Automation, Inc.#	13,200	1,249,380

		4,450,135

Mining — 0.4%
Silver Wheaton Corp.	13,170	571,051

Miscellaneous Manufacturing — 0.9%
Parker Hannifin Corp.	13,290	1,258,297

Oil & Gas — 5.2%
Cameron International Corp.*#	33,900	1,935,690
Cimarex Energy Co.	15,540	1,790,830
Concho Resources, Inc.*	18,130	1,945,349
QEP Resources, Inc.	23,600	956,744
Whiting Petroleum Corp.*	12,080	887,276

		7,515,889

Packaging and Containers — 0.4%
Temple-Inland, Inc.	23,860	558,324

Pharmaceuticals — 4.4%
AmerisourceBergen Corp.	35,310	1,396,863
Mead Johnson Nutrition Co.	14,320	829,558
Onyx Pharmaceuticals, Inc.*	14,170	498,501
Perrigo Co.#	12,050	958,216
Valeant Pharmaceuticals International, Inc.	31,210	1,554,570
Watson Pharmaceuticals, Inc.*#	20,890	1,170,049

		6,407,757

Real Estate — 1.3%
C.B. Richard Ellis Group, Inc., Class A*	70,660	1,886,622

Retail — 3.3%
Abercrombie & Fitch Co., Class A	24,550	1,441,085
Dick’s Sporting Goods, Inc.*#	25,960	1,037,881
Guess?, Inc.	14,930	587,496
Nordstrom, Inc.	37,290	1,673,575

		4,740,037

Semiconductors — 10.3%
Aeroflex Holding Corp.*	37,860	689,431
Altera Corp.	20,700	911,214
ASML Holding N.V.#	38,040	1,692,780
Broadcom Corp., Class A	29,000	1,142,020
Cypress Semiconductor Corp.*	84,540	1,638,385
Lam Research Corp.*	16,050	909,393
Marvell Technology Group Ltd.*	76,550	1,190,352
Netlogic Microsystems, Inc.*#	43,170	1,814,003
NVIDIA Corp.*	37,760	697,050
NXP Semiconductor NV*#	32,940	988,200
Rovi Corp.*	15,460	829,429

	Number of Shares	Value†

Semiconductors — (continued)
Varian Semiconductor Equipment Associates, Inc.*	47,792	$2,326,037

		14,828,294

Software — 3.3%
Informatica Corp.*	17,030	889,477
Salesforce.com, Inc.*#	21,450	2,865,291
VeriFone Systems, Inc.*	18,620	1,023,169

		4,777,937

Telecommunications — 4.0%
Acme Packet, Inc.*	14,960	1,061,562
Aruba Networks, Inc.*#	51,990	1,759,341
Ciena Corp.*#	32,420	841,623
Juniper Networks, Inc.*	28,440	1,196,755
NII Holdings, Inc.*	20,710	862,986

		5,722,267

TOTAL COMMON STOCKS (Cost $83,373,726)		118,689,338

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash - Institutional Shares (Cost $2,365,257)	2,365,257	2,365,257

SECURITIES LENDING COLLATERAL — 16.0%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011 (Cost $23,080,544)	23,080,544	23,080,544

TOTAL INVESTMENTS — 100.0% (Cost $108,819,527)(a)		$144,135,139

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $85,859,008. Net unrealized appreciation was $35,195,587. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $36,122,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $926,520.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 03/31/2011 †
United States	94%
Netherlands	3
Bermuda	1
Canada	1
China	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$118,689,338	$118,689,338	$—	$—
SHORT-TERM INVESTMENTS	2,365,257	2,365,257	—	—
SECURITIES LENDING COLLATERAL	23,080,544	23,080,544	—	—

TOTAL INVESTMENTS	$144,135,139	$144,135,139	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 87.1%
Aerospace & Defense — 2.1%
Embraer SA ADR	39,200	$1,321,040
Spirit Aerosystems Holdings, Inc., Class A*	59,800	1,535,066

		2,856,106

Auto Parts & Equipment — 3.0%
Lear Corp.	38,000	1,857,060
WABCO Holdings, Inc.*	33,800	2,083,432

		3,940,492

Banks — 6.8%
Comerica, Inc.#	13,900	510,408
Fifth Third Bancorp	143,300	1,989,004
First Horizon National Corp.#	65,104	729,816
KeyCorp	58,300	517,704
Regions Financial Corp.	213,300	1,548,558
SunTrust Banks, Inc.	64,100	1,848,644
Synovus Financial Corp.#	201,400	483,360
Zions Bancorporation	64,700	1,491,982

		9,119,476

Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	31,900	1,185,404

Building Materials — 3.2%
Masco Corp.#	96,900	1,348,848
Owens Corning*	79,100	2,846,809

		4,195,657

Commercial Services — 4.1%
Lender Processing Services, Inc.	72,450	2,332,166
Moody’s Corp.	93,600	3,173,976

		5,506,142

Diversified Financial Services — 1.8%
Invesco Ltd.	93,800	2,397,528

Electric — 6.1%
Alliant Energy Corp.	44,500	1,732,385
CMS Energy Corp.#	85,200	1,673,328
DPL, Inc.	55,300	1,515,773
DTE Energy Co.	14,200	695,232
NV Energy, Inc.	127,700	1,901,453
OGE Energy Corp.	13,000	657,280

		8,175,451

Electrical Components & Equipment — 1.8%
Energizer Holdings, Inc.*	19,800	1,408,968
General Cable Corp.*	21,500	930,950

		2,339,918

Electronics — 1.9%
Avnet, Inc.*	74,300	2,532,887

Engineering & Construction — 3.1%
Chicago Bridge & Iron Co. NV	55,800	2,268,828
McDermott International, Inc.*	71,400	1,812,846

		4,081,674

Food — 0.2%
The J.M. Smucker Co.	4,200	299,838

	Number of Shares	Value†

Gas — 1.8%
CenterPoint Energy, Inc.	70,700	$1,241,492
Questar Corp.	62,800	1,095,860

		2,337,352

Healthcare Services — 5.4%
Aetna, Inc.	31,700	1,186,531
CIGNA Corp.	40,800	1,806,624
Coventry Health Care, Inc.*	58,350	1,860,781
ICON Plc ADR*	21,200	457,708
MEDNAX, Inc.*	28,000	1,865,080

		7,176,724

Home Builders — 1.2%
KB Home#	90,500	1,125,820
NVR, Inc.*	700	529,200

		1,655,020

Home Furnishings — 1.3%
Whirlpool Corp.	20,500	1,749,880

Insurance — 7.9%
Assurant, Inc.	48,200	1,856,182
Lincoln National Corp.	75,300	2,262,012
PartnerRe Ltd.	15,800	1,251,992
Principal Financial Group, Inc.	69,000	2,215,590
StanCorp Financial Group, Inc.	29,300	1,351,316
W. R. Berkley Corp.	51,100	1,645,931

		10,583,023

Iron & Steel — 1.9%
Cliffs Natural Resources, Inc.	19,800	1,945,944
United States Steel Corp.#	10,200	550,188

		2,496,132

Leisure Time — 0.5%
Harley-Davidson, Inc.	17,200	730,828

Machinery—Construction & Mining — 1.5%
Bucyrus International, Inc.	3,700	338,365
Terex Corp.*	46,000	1,703,840

		2,042,205

Machinery—Diversified — 0.9%
AGCO Corp.*	22,200	1,220,334

Media — 2.2%
Cablevision Systems Corp., Class A	15,800	546,838
The McGraw-Hill Cos., Inc.	59,500	2,344,300

		2,891,138

Mining — 1.6%
Teck Resources Ltd., Class B#	40,000	2,120,800

Miscellaneous Manufacturing — 1.4%
Ingersoll-Rand Plc	39,200	1,893,752

Oil & Gas — 7.3%
Denbury Resources, Inc.*	87,700	2,139,880
Newfield Exploration Co.*	28,000	2,128,280
Noble Corp.#	13,000	593,060
Noble Energy, Inc.	17,200	1,662,380
Southwestern Energy Co.*	23,400	1,005,498

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Whiting Petroleum Corp.*	29,100	$2,137,395

		9,666,493

Oil & Gas Services — 3.3%
Complete Production Services, Inc.*	48,200	1,533,242
National Oilwell Varco, Inc.	20,100	1,593,327
Oceaneering International, Inc.*	14,500	1,297,025

		4,423,594

Packaging and Containers — 1.0%
Temple-Inland, Inc.	54,600	1,277,640

Pharmaceuticals — 3.1%
AmerisourceBergen Corp.	57,100	2,258,876
Shire Plc ADR	22,100	1,924,910

		4,183,786

Retail — 6.5%
Aeropostale, Inc.*	50,700	1,233,024
Chico’s FAS, Inc.	88,700	1,321,630
J.C. Penney Co., Inc.	47,100	1,691,361
Limited Brands, Inc.	45,400	1,492,752
Macy’s, Inc.	78,200	1,897,132
World Fuel Services Corp.	26,300	1,068,043

		8,703,942

Savings & Loans — 0.1%
BankUnited, Inc.#	4,000	114,840

Semiconductors — 1.3%
Lam Research Corp.*	19,300	1,093,538
ON Semiconductor Corp.*	64,400	635,628

		1,729,166

Telecommunications — 1.4%
Anixter International, Inc.	27,100	1,894,019

Transportation — 0.5%
Ship Finance International Ltd.	29,596	613,525

TOTAL COMMON STOCKS (Cost $85,682,027)		116,134,766

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Building & Real Estate — 0.7%
Annaly Capital Management, Inc.	53,800	938,810

Diversified — 0.9%
Vornado Realty Trust	13,816	1,208,900

Office Property — 1.2%
Alexandria Real Estate Equities, Inc.	8,400	654,948
Boston Properties, Inc.#	10,500	995,925

		1,650,873

Regional Malls — 0.9%
The Macerich Co.	22,877	1,133,098

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,702,322)		4,931,681

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.4%
BlackRock Liquidity Funds FedFund - Institutional Shares	2,903,716	$2,903,716
BlackRock Liquidity Funds TempFund - Institutional Shares	2,903,717	2,903,717

TOTAL SHORT-TERM INVESTMENTS (Cost $5,807,433)		5,807,433

SECURITIES LENDING COLLATERAL — 4.8%
BlackRock Liquidity Funds TempFund Institutional Shares 0.139%, 04/01/2011 (Cost $6,373,465)	6,373,465	6,373,465

TOTAL INVESTMENTS — 100.0% (Cost $100,565,247)(a)		$133,247,345

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $101,811,964. Net unrealized appreciation/depreciation was $31,435,381. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $33,281,786 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,846,405.

#	Security position is either entirely or partially on loan.

ADR — American Depository Receipt.

Plc — Public Limited Company.

Country Weightings as of 03/31/2011 †
United States	91%
Canada	2
Ireland	2
Netherlands	2
Bermuda	1
Brazil	1
United Kingdom	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

MID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$116,134,766	$116,134,766	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,931,681	4,931,681	—	—
SHORT-TERM INVESTMENTS	5,807,433	5,807,433	—	—
SECURITIES LENDING COLLATERAL	6,373,465	6,373,465	—	—

TOTAL INVESTMENTS	$133,247,345	$133,247,345	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 86.5%
Advertising — 5.0%
Omnicom Group, Inc.#	28,100	$1,378,586
The Interpublic Group of Cos., Inc.	139,700	1,756,029

		3,134,615

Aerospace & Defense — 1.0%
Rockwell Collins, Inc.	10,200	661,266

Agriculture — 1.8%
Bunge Ltd.	15,600	1,128,348

Airlines — 1.0%
Delta Air Lines, Inc.*	17,200	168,560
Southwest Airlines Co.	34,900	440,787

		609,347

Apparel — 0.3%
VF Corp.#	2,000	197,060

Auto Manufacturers — 0.7%
Oshkosh Corp.*	11,800	417,484

Auto Parts & Equipment — 1.2%
Lear Corp.	5,200	254,124
WABCO Holdings, Inc.*	8,700	536,268

		790,392

Banks — 9.0%
CIT Group, Inc. *	7,700	327,635
City National Corp.	13,900	792,995
Comerica, Inc.#	15,600	572,832
Commerce Bancshares, Inc.	10,738	434,244
Cullen/Frost Bankers, Inc.	9,100	537,082
Hancock Holding Co.#	13,100	430,204
KeyCorp	60,900	540,792
M&T Bank Corp.#	5,700	504,279
Signature Bank*	9,000	507,600
TCF Financial Corp.	41,580	659,459
UMB Financial Corp.	5,200	194,246
Zions Bancorporation	7,300	168,338

		5,669,706

Chemicals — 4.1%
Air Products & Chemicals, Inc.	4,500	405,810
Ashland, Inc.	9,900	571,824
Celanese Corp., Series A	3,500	155,295
Eastman Chemical Co.	5,200	516,464
Huntsman Corp.	17,600	305,888
LyondellBasell Industries NV, Class A*	11,100	439,005
Olin Corp.	9,100	208,572

		2,602,858

Commercial Services — 1.1%
The Western Union Co.	32,500	675,025

Computers — 0.6%
Diebold, Inc.	11,000	390,060

Diversified Financial Services — 4.2%
Affiliated Managers Group, Inc.*	5,400	590,598
Invesco Ltd.	22,700	580,212
Lazard Ltd., Class A	27,800	1,155,924

	Number of Shares	Value†

Diversified Financial Services — (continued)
LPL Investment Holdings. Inc.*	9,000	$322,290

		2,649,024

Electric — 1.8%
CMS Energy Corp.#	26,900	528,316
Northeast Utilities	8,200	283,720
PPL Corp.	11,900	301,070

		1,113,106

Electrical Components & Equipment — 1.8%
AMETEK, Inc.	6,550	287,348
General Cable Corp.*	10,800	467,640
TE Connectivity Ltd.	11,100	386,502

		1,141,490

Electronics — 0.3%
FLIR Systems, Inc.	2,500	86,525
Gentex Corp.	4,300	130,075

		216,600

Engineering & Construction — 0.7%
Jacobs Engineering Group, Inc.*	8,000	411,440

Environmental Control — 1.0%
Republic Services, Inc.	20,395	612,666

Gas — 0.3%
Questar Corp.	11,800	205,910

Hand & Machine Tools — 0.7%
Kennametal, Inc.	11,800	460,200

Healthcare Products — 3.8%
Beckman Coulter, Inc.	2,600	215,982
Kinetic Concepts, Inc.*	14,800	805,416
Patterson Cos., Inc.	7,000	225,330
St. Jude Medical, Inc.	7,600	389,576
The Cooper Cos., Inc.	3,700	256,965
Zimmer Holdings, Inc.*	8,200	496,346

		2,389,615

Healthcare Services — 2.6%
Coventry Health Care, Inc.*	11,800	376,302
HCA Holdings, Inc.*	7,300	247,251
HealthSouth Corp.*	14,900	372,202
Humana, Inc.*	5,600	391,664
Universal Health Services, Inc., Class B	5,200	256,932

		1,644,351

Household Products & Wares — 1.7%
Fortune Brands, Inc.	10,100	625,089
Tupperware Brands Corp.	7,900	471,709

		1,096,798

Insurance — 3.0%
ACE Ltd.	4,600	297,620
AON Corp.	12,500	662,000
Markel Corp.*	500	207,225
PartnerRe Ltd.	9,200	729,008

		1,895,853

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — 1.2%
Reliance Steel & Aluminum Co.	13,100	$756,918

Lodging — 0.1%
Marriott International, Inc., Class A	2,596	92,366

Media — 0.8%
Meredith Corp.#	14,600	495,232

Metal Fabricate/Hardware — 0.3%
Worthington Industries, Inc.	10,000	209,200

Mining — 1.9%
Agnico-Eagle Mines Ltd.	5,800	384,830
IAMGOLD Corp.	28,900	636,378
Royal Gold, Inc.#	3,400	178,160

		1,199,368

Miscellaneous Manufacturing — 6.5%
Dover Corp.	9,100	598,234
Eaton Corp.	11,600	643,104
Ingersoll-Rand Plc	13,300	642,523
Pall Corp.	9,600	553,056
Parker Hannifin Corp.	5,100	482,868
Trinity Industries, Inc.	23,600	865,412
Tyco International Ltd.	7,500	335,775

		4,120,972

Oil & Gas — 6.0%
Cabot Oil & Gas Corp.	5,600	296,632
EQT Corp.	19,500	973,050
Forest Oil Corp.*	700	26,481
Helmerich & Payne, Inc.	4,100	281,629
Murphy Oil Corp.	4,800	352,416
Pride International, Inc.*	8,100	347,895
QEP Resources, Inc.	21,500	871,610
Range Resources Corp.	10,700	625,522

		3,775,235

Oil & Gas Services — 2.8%
Halliburton Co.	11,281	562,245
Superior Energy Services, Inc.*	11,500	471,500
Weatherford International Ltd.*	31,400	709,640

		1,743,385

Packaging and Containers — 1.9%
Ball Corp.	6,300	225,855
Greif, Inc., Class A	8,800	575,608
Temple-Inland, Inc.	18,200	425,880

		1,227,343

Pharmaceuticals — 5.0%
AmerisourceBergen Corp.	4,900	193,844
McKesson Corp.	7,300	577,065
Mylan, Inc.*	50,500	1,144,835
Par Pharmaceutical Cos., Inc.*	6,800	211,344
Warner Chilcott Plc, Class A	25,800	600,624
Watson Pharmaceuticals, Inc.*	7,400	414,474

		3,142,186

	Number of Shares	Value†

Pipelines — 1.8%
El Paso Corp.	64,300	$1,157,400

Retail — 3.3%
Guess?, Inc.	10,200	401,370
Macy’s, Inc.	18,800	456,088
PetSmart, Inc.	11,000	450,450
Pier 1 Imports, Inc.*#	76,300	774,445

		2,082,353

Semiconductors — 1.2%
Analog Devices, Inc.	3,700	145,706
Micron Technology, Inc.*	52,200	598,212

		743,918

Software — 3.8%
Adobe Systems, Inc.*#	18,622	617,506
Fiserv, Inc.*	16,000	1,003,520
Intuit, Inc.*	8,300	440,730
VeriFone Systems, Inc.*	6,400	351,680

		2,413,436

Telecommunications — 1.0%
CenturyLink, Inc.#	13,114	544,887
Qwest Communications International, Inc.	8,500	58,055

		602,942

Transportation — 1.2%
Gulfmark Offshore, Inc., Class A*	2,900	129,079
Kansas City Southern*	6,600	359,370
Tidewater, Inc.#	4,600	275,310

		763,759

TOTAL COMMON STOCKS (Cost $41,825,810)		54,639,227

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Office Property — 0.5%
Alexandria Real Estate Equities, Inc. (Cost $238,808)	4,400	343,068

SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,101,149	1,101,149
BlackRock Liquidity Funds TempFund - Institutional Shares	1,101,148	1,101,148

TOTAL SHORT-TERM INVESTMENTS (Cost $2,202,297)		2,202,297

SECURITIES LENDING COLLATERAL — 9.5%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011 (Cost $5,995,711)	5,995,711	5,995,711

TOTAL INVESTMENTS — 100.0% (Cost $50,262,626)(a)		$63,180,303

†	See Security Valuation Note.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MID CORE VALUE FUND

*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $50,486,512. Net unrealized appreciation/depreciation was $12,693,790. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,022,047 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $328,257.

Plc — Public Limited Company.

Country Weightings as of 03/31/2011 †
United States	92%
Bermuda	3
Canada	2
Ireland	1
Netherlands	1
Switzerland	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$54,639,227	$54,639,227	$—	$—
REAL ESTATE INVESTMENT TRUSTS	343,068	343,068	—	—
SHORT-TERM INVESTMENTS	2,202,297	2,202,297	—	—
SECURITIES LENDING COLLATERAL	5,995,711	5,995,711	—	—

TOTAL INVESTMENTS	$63,180,303	$63,180,303	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 89.3%
Advertising — 1.4%
The Interpublic Group of Cos., Inc.	31,770	$399,349

Aerospace & Defense — 3.2%
Embraer SA ADR	10,400	350,480
TransDigm Group, Inc.*	6,300	528,129

		878,609

Auto Parts & Equipment — 5.4%
BorgWarner, Inc.*	7,800	621,582
TRW Automotive Holdings Corp.*	5,970	328,828
WABCO Holdings, Inc.*	9,200	567,088

		1,517,498

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc.*	5,800	572,344

Chemicals — 1.4%
Airgas, Inc.	5,900	391,878

Commercial Services — 8.5%
Gartner, Inc.*	10,635	443,161
Hertz Global Holdings, Inc.*	37,100	579,873
Live Nation Entertainment, Inc.*	31,762	317,620
Manpower, Inc.	7,800	490,464
SuccessFactors, Inc.*	14,060	549,605

		2,380,723

Computers — 1.3%
RealD, Inc.*	13,600	372,096

Distribution & Wholesale — 1.7%
WESCO International, Inc.*	7,500	468,750

Electrical Components & Equipment — 1.0%
EnerSys*	7,100	282,225

Entertainment — 1.6%
National CineMedia, Inc.	24,144	450,768

Healthcare Products — 7.1%
Alere Inc.*	8,700	340,518
Bruker Corp.*	18,110	377,594
Insulet Corp.*	14,600	301,052
NxStage Medical, Inc.*	2,850	62,643
Sirona Dental Systems, Inc.*	7,733	387,887
Varian Medical Systems, Inc.*	3,600	243,504
Volcano Corp.*	10,500	268,800

		1,981,998

Healthcare Services — 1.6%
Healthspring, Inc.*	11,694	437,005

Internet — 6.8%
BroadSoft, Inc.*	2,678	127,714
Equinix, Inc.*	5,500	501,050
MercadoLibre, Inc.	4,700	383,661
OpenTable, Inc.*	2,700	287,145
TIBCO Software, Inc.*	21,700	591,325

		1,890,895

	Number of Shares	Value†

Machinery — Diversified — 3.9%
AGCO Corp.*	11,000	$604,670
Graco, Inc.	10,800	491,292

		1,095,962

Oil & Gas — 5.5%
Brigham Exploration Co.*	13,950	518,661
Concho Resources, Inc.*	3,020	324,046
SandRidge Energy, Inc.*	22,580	289,024
Swift Energy Co.*	9,600	409,728

		1,541,459

Oil & Gas Services — 1.1%
Complete Production Services, Inc.*	9,200	292,652

Packaging and Containers — 2.0%
Crown Holdings, Inc.*	14,700	567,126

Pharmaceuticals — 5.7%
AmerisourceBergen Corp.	9,500	375,820
Catalyst Health Solutions, Inc.*	8,900	497,777
Impax Laboratories, Inc.*	14,400	366,480
Pharmasset, Inc.*	4,510	354,982

		1,595,059

Retail — 6.3%
Dick’s Sporting Goods, Inc.*	13,000	519,740
Guess?, Inc.	4,000	157,400
Panera Bread Co., Class A*	2,700	342,900
Vitamin Shoppe, Inc.*	9,500	321,385
Williams-Sonoma Inc.	10,100	409,050

		1,750,475

Semiconductors — 4.7%
Atmel Corp.*	20,270	276,280
Avago Technologies Ltd.	11,500	357,650
Netlogic Microsystems, Inc.*	16,200	680,724

		1,314,654

Software — 3.6%
Concur Technologies, Inc.*	6,100	338,245
QLIK Technologies, Inc.*	11,200	291,200
Red Hat, Inc.*	8,400	381,276

		1,010,721

Telecommunications — 10.4%
Acme Packet, Inc.*	5,700	404,472
Ciena Corp.*	10,540	273,618
GeoEye, Inc.*	7,200	299,376
Iridium Communications, Inc.*	36,880	293,934
LogMeIn, Inc.*	8,500	358,360
NII Holdings, Inc.*	9,033	376,405
SBA Communications Corp., Class A*	11,700	464,256
Virgin Media Inc.	15,300	425,187

		2,895,608

Textiles — 0.6%
Mohawk Industries, Inc.*	2,700	165,105

Transportation — 2.4%
Kansas City Southern*	12,400	675,180

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
TOTAL COMMON STOCKS (Cost $22,550,444)		24,928,139

SHORT-TERM INVESTMENTS — 10.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	$1,397,365	$1,397,365
BlackRock Liquidity Funds TempFund - Institutional Shares	1,397,365	1,397,365
PNC Bank Money Market	201,945	201,945

TOTAL SHORT-TERM INVESTMENTS (Cost $2,996,675)		2,996,675

TOTAL INVESTMENTS — 100.0% (Cost $25,547,119)(a)		$27,924,814

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $25,583,381. Net unrealized appreciation/depreciation was $2,341,433. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,421,970 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $80,537.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 06/30/2010	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$24,928,139	$24,928,139	$—	$—
SHORT-TERM INVESTMENTS	2,996,675	2,996,675	—	—

TOTAL INVESTMENTS	$27,924,814	$27,924,814	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 89.2%
Agriculture — 0.8%
Bunge Ltd.	3,650	$264,005

Airlines — 0.6%
Alaska Air Group, Inc.*	2,750	174,405

Apparel — 1.1%
The Jones Group, Inc.	24,000	330,000

Auto Parts & Equipment — 2.5%
Cooper Tire & Rubber Co.	10,450	269,088
Dana Holding Corp.*	14,300	248,677
TRW Automotive Holdings Corp.*	4,700	258,876

		776,641

Banks — 6.2%
Associated Banc-Corp.	12,300	182,655
CapitalSource, Inc.	52,600	370,304
Comerica, Inc.	9,875	362,610
Popular, Inc.*	94,900	276,159
Susquehanna Bancshares, Inc.	19,000	177,650
Umpqua Holdings Corp.	17,000	194,480
Webster Financial Corp.	8,600	184,298
Whitney Holding Corp.	14,900	202,938

		1,951,094

Beverages — 1.3%
Constellation Brands, Inc., Class A*	19,675	399,009

Building Materials — 0.6%
Masco Corp.	13,900	193,488

Chemicals — 3.2%
Arch Chemicals, Inc.	6,625	275,534
Cytec Industries, Inc.	3,150	171,265
Huntsman Corp.	21,900	380,622
PolyOne Corp.	13,000	184,730

		1,012,151

Commercial Services — 1.9%
Convergys Corp.*	24,200	347,512
Hertz Global Holdings, Inc.*	2,300	35,949
Kelly Services, Inc., Class A*	9,300	201,903

		585,364

Computers — 1.7%
Insight Enterprises, Inc.*	21,400	364,442
NCR Corp.*	9,450	178,038

		542,480

Distribution & Wholesale — 1.1%
WESCO International, Inc.*	5,600	350,000

Diversified Financial Services — 0.9%
MF Global Holdings Ltd.*	33,000	273,240

Electric — 5.8%
CMS Energy Corp.	18,025	354,011
NV Energy, Inc.	25,100	373,739
Pepco Holdings, Inc.	19,900	371,135
Portland General Electric Co.	15,075	358,333

	Number of Shares	Value†

Electric — (continued)
Unisource Energy Corp.	9,800	$354,074

		1,811,292

Electrical Components & Equipment — 1.9%
EnerSys*	5,900	234,525
General Cable Corp.*	8,350	361,555

		596,080

Electronics — 4.9%
Arrow Electronics, Inc.*	6,950	291,066
AU Optronics Corp. ADR*	30,540	268,141
Avnet, Inc.*	8,100	276,129
Flextronics International Ltd.*	38,000	283,860
Thomas & Betts Corp.*	6,750	401,423

		1,520,619

Food — 2.8%
Dole Food Co., Inc.*	18,700	254,881
Smithfield Foods, Inc.*	17,950	431,877
Tyson Foods, Inc., Class A	10,700	205,333

		892,091

Gas — 4.8%
Atmos Energy Corp.	11,500	392,150
NiSource, Inc.	18,875	362,022
Southern Union Co.	12,950	370,629
UGI Corp.	11,300	371,770

		1,496,571

Healthcare Products — 1.2%
Kinetic Concepts, Inc.*	6,950	378,219

Healthcare Services — 4.1%
AMERIGROUP Corp.*	3,150	202,387
Health Net, Inc.*	13,100	428,370
LifePoint Hospitals, Inc.*	9,850	395,773
Molina Healthcare, Inc.*	6,500	260,000

		1,286,530

Home Builders — 1.2%
NVR, Inc.*	480	362,880

Household Products & Wares — 2.1%
American Greetings Corp., Class A	16,700	394,120
Avery Dennison Corp.	6,500	272,740

		666,860

Insurance — 6.1%
AmTrust Financial Services, Inc.	9,200	175,444
Aspen Insurance Holdings Ltd.	11,550	318,318
Endurance Specialty Holdings Ltd.	7,325	357,606
Fidelity National Financial, Inc., Class A	10,300	145,539
Platinum Underwriters Holdings Ltd.	9,900	377,091
Reinsurance Group of America, Inc.	4,325	271,524
Unum Group	9,975	261,844

		1,907,366

Iron & Steel — 2.1%
Reliance Steel & Aluminum Co.	6,850	395,793
Steel Dynamics, Inc.	13,800	259,026

		654,819

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 0.8%
Royal Caribbean Cruises Ltd.*	6,000	$247,560

Lodging — 1.2%
Wyndham Worldwide Corp.	11,800	375,358

Machinery - Diversified — 1.0%
Briggs & Stratton Corp.	14,000	317,100

Media — 1.4%
Gannett Co., Inc.	18,200	277,186
Meredith Corp.	4,525	153,488

		430,674

Metal Fabricate/Hardware — 2.5%
Commercial Metals Co.	22,650	391,165
Mueller Industries, Inc.	10,750	393,665

		784,830

Miscellaneous Manufacturing — 0.7%
Trinity Industries, Inc.	6,000	220,020

Oil & Gas — 5.7%
Forest Oil Corp.*	10,900	412,347
Helmerich & Payne, Inc.	5,400	370,926
Petroleum Development Corp.*	6,700	321,667
Swift Energy Co.*	8,850	377,718
Tesoro Corp.*	11,700	313,911

		1,796,569

Oil & Gas Services — 1.2%
Helix Energy Solutions Group, Inc.*	21,000	361,200

Pharmaceuticals — 1.0%
Par Pharmaceutical Cos., Inc.*	9,675	300,699

Real Estate — 0.6%
Forest City Enterprises, Inc., Class A*	10,800	203,364

Retail — 5.8%
ANN, Inc.*	13,700	398,807
Big Lots, Inc.*	6,600	286,638
Foot Locker, Inc.	19,100	376,652
Office Depot, Inc.*	45,300	209,739
Saks, Inc.*	22,000	248,820
Signet Jewelers Ltd.*	6,300	289,926

		1,810,582

Savings & Loans — 2.2%
First Niagara Financial Group, Inc.	18,400	249,872
People’s United Financial, Inc.	14,900	187,442
Washington Federal, Inc.	15,250	264,435

		701,749

Software — 0.7%
Take-Two Interactive Software, Inc.*	13,300	204,421

Telecommunications — 1.6%
Amdocs Ltd.*	6,375	183,919
Anixter International, Inc.	4,350	304,021

		487,940

	Number of Shares	Value†

Transportation — 3.0%
Bristow Group, Inc.*	7,550	$357,115
Con-way, Inc.	5,000	196,450
Teekay Corp.	10,300	380,379

		933,944

Trucking and Leasing — 0.9%
Aircastle Ltd.	22,800	275,196

TOTAL COMMON STOCKS (Cost $21,160,468)		27,876,410

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Apartments — 1.9%
BRE Properties, Inc.	5,400	254,772
Camden Property Trust	6,300	357,966

		612,738

Diversified — 1.2%
Entertainment Properties Trust	7,800	365,196

Factory Outlets — 0.9%
Tanger Factory Outlet Centers, Inc.	10,450	274,208

Hotels & Resorts — 1.9%
DiamondRock Hospitality Co.	29,600	330,632
Sunstone Hotel Investors, Inc.*	24,909	253,823

		584,455

Office Property — 0.8%
BioMed Realty Trust, Inc.	13,950	265,329

Regional Malls — 0.6%
CBL & Associates Properties, Inc.	10,400	181,168

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,979,661)		2,283,094

SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	549,307	549,307
BlackRock Liquidity Funds TempFund - Institutional Shares	549,307	549,307

TOTAL SHORT-TERM INVESTMENTS (Cost $1,098,614)		1,098,614

TOTAL INVESTMENTS — 100.0% (Cost $24,238,743)(a)		$31,258,118

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $24,249,610. Net unrealized appreciation was $7,008,508. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,142,401 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $ 133,893.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 03/31/2011 †
United States	92%
Bermuda	4
Canada	1
Puerto Rico	1
Singapore	1
Taiwan	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$27,876,410	$27,876,410	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,283,094	2,283,094	—	—
SHORT-TERM INVESTMENTS	1,098,614	1,098,614	—	—

TOTAL INVESTMENTS	$31,258,118	$31,258,118	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 80.4%
Airlines — 1.1%
Copa Holdings S.A., Class A	26,377	$1,392,706

Apparel — 1.7%
Crocs, Inc.*	74,250	1,324,620
Steven Madden Ltd.*	16,800	788,424

		2,113,044

Auto Manufacturers — 0.9%
Wabash National Corp.*	90,250	1,045,095

Biotechnology — 0.8%
Emergent BioSolutions, Inc.*	42,925	1,037,068

Commercial Services — 7.8%
American Public Education, Inc.*	43,641	1,765,278
Huron Consulting Group, Inc.*	28,275	782,935
isoftstone Holdings Ltd.*#	46,725	864,880
Parexel International Corp.*	39,271	977,848
Resources Connection, Inc.	56,875	1,102,806
The Corporate Executive Board Co.	23,024	929,479
United Rentals, Inc.*#	34,650	1,153,152
VistaPrint N.V.*	37,104	1,925,698

		9,502,076

Computers — 3.3%
Ciber, Inc.*	194,350	1,302,145
Keyw Holding Corp. (The)*#	57,202	702,441
RealD, Inc.*#	22,250	608,760
Syntel, Inc.	26,541	1,386,236

		3,999,582

Distribution & Wholesale — 0.1%
Titan Machinery, Inc.*	4,753	120,013

Diversified Financial Services — 0.9%
Financial Engines, Inc.*#	38,150	1,051,414

Electronics — 0.7%
Stoneridge, Inc.*	60,245	880,782

Entertainment — 0.7%
Shuffle Master, Inc.*	79,350	847,458

Healthcare Products — 5.7%
Abaxis, Inc.*	49,711	1,433,665
Align Technology, Inc.*	75,616	1,548,616
Masimo Corp.#	39,548	1,309,039
NuVasive, Inc.*#	71,255	1,804,176
Zoll Medical Corp.*	19,900	891,719

		6,987,215

Healthcare Services — 0.6%
Amedisys, Inc.*#	20,650	722,750

Home Furnishings — 1.0%
Tempur-Pedic International, Inc.*#	23,884	1,209,963

Insurance — 1.4%
MGIC Investment Corp.*	199,253	1,771,359

	Number of Shares	Value†

Internet — 7.6%
Ancestry.com, Inc.*	34,075	$1,207,959
BroadSoft, Inc.*#	59,175	2,822,056
Constant Contact, Inc.*#	69,295	2,418,395
ReachLocal, Inc.*#	29,922	598,440
Shutterfly, Inc.*	43,450	2,275,042

		9,321,892

Leisure Time — 1.8%
Life Time Fitness, Inc.*	59,980	2,237,854

Metal Fabricate/Hardware — 1.8%
Dynamic Materials Corp.	43,200	1,207,440
Haynes International, Inc.	18,887	1,047,284

		2,254,724

Mining — 3.2%
Globe Specialty Metals, Inc.	84,200	1,916,392
Horsehead Holding Corp.*	116,255	1,982,148

		3,898,540

Miscellaneous Manufacturing — 1.7%
Hexcel Corp.*	50,225	988,930
Polypore International, Inc.*	18,150	1,045,077

		2,034,007

Oil & Gas — 10.0%
Carrizo Oil & Gas, Inc.*	28,225	1,042,349
Comstock Resources, Inc.*#	113,885	3,523,602
Goodrich Petroleum Corp.*#	99,947	2,220,822
Petrohawk Energy Corp.*	147,928	3,630,153
Quicksilver Resources, Inc.*	128,508	1,838,950

		12,255,876

Oil & Gas Services — 0.6%
North American Energy Partners, Inc.*	58,800	725,004

Pharmaceuticals — 3.1%
Cardiome Pharma Corp.*	94,043	402,504
Durect Corp.*	292,075	1,051,470
Pozen, Inc.*#	133,626	717,571
Salix Pharmaceuticals Ltd.*#	47,225	1,654,292

		3,825,837

Retail — 3.2%
AerCap Holdings N.V.*	211,481	2,658,316
Cabela’s, Inc.*#	49,700	1,242,997

		3,901,313

Semiconductors — 6.3%
Inphi Corp.*#	54,600	1,147,146
Netlogic Microsystems, Inc.*	57,218	2,404,300
Power Integrations, Inc.	11,075	424,505
Rubicon Technology, Inc.*#	63,000	1,743,840
Teradyne, Inc.*	109,229	1,945,369

		7,665,160

Software — 5.6%
CommVault Systems, Inc.*	33,201	1,324,056
ePocrates, Inc.*#	35,525	703,395
InnerWorkings, Inc.*#	193,791	1,430,178
NetSuite, Inc.*	24,312	706,993
Quality Systems, Inc.#	9,350	779,229

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Rosetta Stone, Inc.*#	71,702	$947,183
Taleo Corp., Class A*	27,000	962,550

		6,853,584

Storage & Warehousing — 1.5%
Mobile Mini, Inc.*	74,787	1,796,384

Telecommunications — 3.4%
Ciena Corp.*#	81,300	2,110,548
Sycamore Networks, Inc.	81,449	1,989,799

		4,100,347

Transportation — 3.9%
CAI International, Inc.*	31,025	802,306
Celadon Group, Inc.*	67,579	1,097,483
Knight Transportation, Inc.	60,575	1,166,069
Scorpio Tankers, Inc.*	81,760	843,763
Vitran Corp., Inc.*	60,688	855,094

		4,764,715

TOTAL COMMON STOCKS (Cost $76,167,461)		98,315,762

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	376,021	376,021
BlackRock Liquidity Funds TempFund - Institutional Shares	376,021	376,021

TOTAL SHORT-TERM INVESTMENTS (Cost $752,042)		752,042

SECURITIES LENDING COLLATERAL — 19.0%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011
(Cost $23,203,712)	23,203,712	23,203,712

TOTAL INVESTMENTS — 100.0% (Cost $100,123,215)(a)		$122,271,516

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $102,582,839 Net unrealized appreciation/depreciation was $19,688,678. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,236,162 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,547,484.

ADS — American Depository Share

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2011 †
United States	92%
Netherlands	4
Canada	1
China	1
Panama	1
Principality of Monaco	1

Total	100%

†	% of total investments as of March 31, 2011

PENN SERIES FUNDS, INC.

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$98,315,762	$98,315,762	$—	$—
SHORT-TERM INVESTMENTS	752,042	752,042	—	—
SECURITIES LENDING COLLATERAL	23,203,712	23,203,712	—	—

TOTAL INVESTMENTS	$122,271,516	$122,271,516	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 76.3%
Aerospace & Defense — 1.2%
AAR Corp.*	35,761	$991,295
Kaman Corp.	34,028	1,197,786

		2,189,081

Airlines — 0.6%
JetBlue Airways Corp.*#	184,505	1,156,846

Apparel — 1.6%
G-III Apparel Group Ltd.*	19,421	729,841
Iconix Brand Group, Inc.*	40,308	865,816
Steven Madden Ltd.*	14,154	664,247
The Warnaco Group, Inc.*	15,109	864,084

		3,123,988

Auto Parts & Equipment — 1.5%
Dana Holding Corp.*	21,661	376,685
Tenneco, Inc.*	28,395	1,205,368
TRW Automotive Holdings Corp.*	11,461	631,272
Visteon Corp.*#	10,417	650,958

		2,864,283

Banks — 9.6%
Bank of the Ozarks, Inc.	21,896	957,074
Boston Private Financial Holdings, Inc.	39,188	277,059
Bridge Capital Holdings*	10,959	103,453
Capital City Bank Group, Inc.	4,656	59,038
CoBiz Financial, Inc.	31,660	220,037
Columbia Banking System, Inc.	21,350	409,280
Community Bank System, Inc.	7,080	171,832
East West Bancorp, Inc.	24,096	529,148
F.N.B. Corp.#	47,559	501,272
First Financial Bankshares, Inc.#	19,840	1,019,181
First Midwest Bancorp, Inc.	58,322	687,616
FirstMerit Corp.#	41,059	700,467
Glacier Bancorp, Inc.#	63,847	960,897
Hancock Holding Co.#	27,505	903,264
Heritage Financial Corp.*	16,549	234,499
Home Bancshares, Inc.	17,463	397,283
IBERIABANK Corp.	12,335	741,704
Lakeland Financial Corp.	14,287	324,029
MB Financial, Inc.	46,384	972,209
PacWest Bancorp	3,890	84,608
Pinnacle Financial Partners, Inc.*#	29,522	488,294
PrivateBancorp, Inc.	34,290	524,294
Prosperity Bancshares, Inc.	27,777	1,188,022
Sandy Spring Bancorp, Inc.	15,557	287,182
SCBT Financial Corp.	18,864	627,794
Sierra Bancorp	8,123	90,815
Signature Bank*	31,293	1,764,925
Simmons First National Corp., Class A	9,766	264,561
Southcoast Financial Corp.*	12,242	42,235
Summit State Bank	11,587	78,212
Texas Capital Bancshares, Inc.*	27,823	723,120
The First of Long Island Corp.	8,090	224,498
Trico Bancshares	19,090	311,358
UMB Financial Corp.	15,381	574,557
Webster Financial Corp.	34,215	733,227

		18,177,044

	Number of Shares	Value†

Building Materials — 1.0%
Comfort Systems USA, Inc.	86,964	$1,223,584
Universal Forest Products, Inc.	17,933	657,244

		1,880,828

Chemicals — 2.4%
H.B. Fuller Co.	46,193	992,226
Minerals Technologies, Inc.	24,035	1,646,878
PolyOne Corp.	129,362	1,838,234

		4,477,338

Commercial Services — 3.0%
Aegean Marine Petroleum Network, Inc.	97,568	796,155
Convergys Corp.*	36,470	523,709
Medifast, Inc.*#	13,744	271,444
Monro Muffler Brake, Inc.#	18,449	608,448
On Assignment, Inc.*	55,611	526,080
PHH Corp.*	27,987	609,277
RSC Holdings, Inc.*#	104,687	1,505,399
Team Health Holdings, Inc.*	45,876	801,913

		5,642,425

Computers — 1.7%
Electronics for Imaging, Inc.*	85,118	1,252,086
Mentor Graphics Corp.*	62,330	911,888
MTS Systems Corp.	13,294	605,542
NetScout Systems, Inc.*	14,086	384,829

		3,154,345

Cosmetics & Personal Care — 0.4%
Elizabeth Arden, Inc.*	23,549	706,705

Distribution & Wholesale — 1.7%
Beacon Roofing Supply, Inc.*	32,524	665,767
Fossil, Inc.*	13,085	1,225,410
Watsco, Inc.#	20,103	1,401,380

		3,292,557

Diversified Financial Services — 1.7%
Artio Global Investors, Inc.	10,799	174,512
BGC Partners, Inc., Class A#	30,073	279,378
KBW, Inc.	16,836	440,935
Knight Capital Group, Inc., Class A*	57,615	772,041
MF Global Holdings Ltd.*	64,576	534,689
Ocwen Financial Corp.*	40,523	446,564
Piper Jaffray Cos.*	8,082	334,837
Stifel Financial Corp.*	4,609	330,880

		3,313,836

Electric — 3.7%
Avista Corp.	33,215	768,263
Cleco Corp.	29,576	1,014,161
El Paso Electric Co.*	109,916	3,341,447
IDACORP, Inc.	6,472	246,583
MGE Energy, Inc.	7,504	303,837
NorthWestern Corp.	11,834	358,570
Portland General Electric Co.	25,891	615,429
UniSource Energy Corp.	9,429	340,670

		6,988,960

Electrical Components & Equipment — 1.4%
Belden, Inc.	15,474	581,049

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
EnerSys*	23,115	$918,821
GrafTech International Ltd.*	23,535	485,527
Littelfuse, Inc.	10,900	622,390

		2,607,787

Electronics — 1.2%
Checkpoint Systems, Inc.*	44,676	1,004,317
Plexus Corp.*	15,924	558,295
Watts Water Technologies, Inc., Class A	19,572	747,455

		2,310,067

Engineering & Construction — 0.4%
Michael Baker Corp.*	8,913	259,101
MYR Group, Inc.*	22,958	549,155

		808,256

Entertainment — 0.4%
Six Flags Entertainment Corp.#	9,752	702,144

Environmental Control — 0.7%
Darling International, Inc.*	39,880	612,956
Waste Connections, Inc.	22,747	654,886

		1,267,842

Food — 1.2%
Snyders-Lance, Inc.	16,715	331,793
The Hain Celestial Group, Inc.*	31,401	1,013,624
TreeHouse Foods, Inc.*	16,682	948,705

		2,294,122

Gas — 1.2%
Northwest Natural Gas Co.	1,123	51,804
Southwest Gas Corp.	56,490	2,201,415

		2,253,219

Hand & Machine Tools — 0.4%
Regal-Beloit Corp.	9,415	695,109

Healthcare Products — 1.6%
American Medical Systems Holdings, Inc.*	43,010	930,736
Hill-Rom Holdings, Inc.	9,064	344,251
PSS World Medical, Inc.*#	35,581	966,024
West Pharmaceutical Services, Inc.	17,752	794,757

		3,035,768

Healthcare Services — 2.7%
Amedisys, Inc.*#	30,894	1,081,290
HealthSouth Corp.*	22,573	563,874
ICON Plc ADR*	61,994	1,338,450
LHC Group, Inc.*	22,642	679,260
Lincare Holdings, Inc.	50,980	1,512,067

		5,174,941

Home Builders — 0.4%
Meritage Homes Corp.*	34,246	826,356

Home Furnishings — 0.4%
Tempur-Pedic International, Inc.*	14,469	733,000

Insurance — 5.5%
Alterra Capital Holdings Ltd.	42,883	958,006

	Number of Shares	Value†

Insurance — (continued)
American Equity Investment Life Holding Co.	130,333	$1,709,969
Aspen Insurance Holdings Ltd.#	16,738	461,299
Donegal Group, Inc., Class A	21,146	282,722
Enstar Group Ltd.*	5,349	534,258
Meadowbrook Insurance Group, Inc.	171,001	1,769,861
MGIC Investment Corp.*	78,419	697,145
ProAssurance Corp.*	19,522	1,237,109
RLI Corp.#	13,278	765,477
Symetra Financial Corp.	50,663	689,017
The PMI Group, Inc.*	67,759	182,949
Tower Group, Inc.	46,407	1,115,160

		10,402,972

Internet — 0.5%
Blue Coat Systems, Inc.*	33,668	948,091

Investment Companies — 1.1%
Apollo Investment Corp.	66,160	797,890
Golub Capital BDC, Inc.	18,191	287,054
PennantPark Investment Corp.	41,367	493,095
Solar Capital Ltd.	15,963	381,196
Solar Senior Capital Group	11,984	223,262

		2,182,497

Iron & Steel — 0.5%
Metals USA Holdings Corp.*	39,565	647,679
Schnitzer Steel Industries, Inc., Class A	5,222	339,482

		987,161

Leisure Time — 0.7%
Polaris Industries, Inc.	9,630	838,003
WMS Industries, Inc.*#	14,644	517,665

		1,355,668

Lodging — 0.9%
Gaylord Entertainment Co.*#	31,688	1,098,940
Orient-Express Hotels Ltd., Class A*	51,684	639,331

		1,738,271

Machinery — Diversified — 1.8%
Altra Holdings, Inc.*	20,839	492,217
Applied Industrial Technologies, Inc.	24,525	815,701
Graco, Inc.	15,102	686,990
Robbins & Myers, Inc.	20,611	947,900
Tennant Co.	11,548	485,478

		3,428,286

Metal Fabricate/Hardware — 1.8%
Commercial Metals Co.	84,166	1,453,547
Olympic Steel, Inc.	33,681	1,105,073
RBC Bearings, Inc.*	21,877	836,358

		3,394,978

Mining — 1.3%
Kaiser Aluminum Corp.#	29,855	1,470,359
Taseko Mines Ltd*	156,485	927,956

		2,398,315

Miscellaneous Manufacturing — 1.5%
Actuant Corp., Class A	29,493	855,297

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
AZZ, Inc.	10,372	$472,963
Carlisle Cos., Inc.	32,466	1,446,360

		2,774,620

Oil & Gas — 4.7%
Approach Resources, Inc.*	30,966	1,040,458
Brigham Exploration Co.*	41,646	1,548,398
Carrizo Oil & Gas, Inc.*	10,192	376,390
Kodiak Oil & Gas Corp.*	24,337	163,058
Northern Oil & Gas, Inc.*	15,080	402,636
Petroleum Development Corp.*	20,407	979,740
Resolute Energy Corp.*	106,178	1,926,069
Rex Energy Corp.*	28,563	332,759
Rosetta Resources, Inc.*	46,657	2,218,074

		8,987,582

Oil & Gas Services — 1.4%
Key Energy Services, Inc.*	101,041	1,571,187
Oil States International, Inc.*	15,449	1,176,287

		2,747,474

Pharmaceuticals — 0.4%
Herbalife Ltd.	10,295	837,601

Real Estate — 0.3%
Retail Opportunity Investments Corp.#	60,489	661,750

Retail — 3.6%
American Eagle Outfitters, Inc.	16,361	259,976
Cash America International, Inc.	7,988	367,847
Ezcorp, Inc., Class A*	11,435	358,945
First Cash Financial Services, Inc.*	15,354	592,664
HSN, Inc.*	31,106	996,325
Jos. A. Bank Clothiers, Inc.*#	29,012	1,476,131
The Children’s Place Retail Stores, Inc.*	12,409	618,341
Vera Bradley, Inc.*#	9,336	394,073
Wendy’s/Arby’s Group, Inc., Class A	104,767	526,978
World Fuel Services Corp.	33,025	1,341,145

		6,932,425

Savings & Loans — 1.5%
Brookline Bancorp, Inc.	56,595	595,945
Dime Community Bancshares	20,385	300,883
First Financial Holdings, Inc.	12,201	137,993
Flushing Financial Corp.	34,591	515,406
Northwest Bancshares, Inc.	47,067	590,220
Provident Financial Services, Inc.	5,898	87,291
Provident New York Bancorp	21,403	220,879
WSFS Financial Corp.	7,780	366,438

		2,815,055

Semiconductors — 2.0%
Entegris, Inc.*	29,590	259,504
Micrel, Inc.	28,893	389,478
MKS Instruments, Inc.	29,801	992,373
Semtech Corp.*	52,750	1,319,805
Standard Microsystems Corp.*	32,848	810,032

		3,771,192

	Number of Shares	Value†

Software — 2.0%
Avid Technology, Inc.*	42,512	$948,018
Monotype Imaging Holdings, Inc.*	35,206	510,487
Parametric Technology Corp.*	21,955	493,768
SS&C Technologies Holdings, Inc.*	50,449	1,030,168
SYNNEX Corp.*	23,562	771,184

		3,753,625

Telecommunications — 1.7%
Anixter International, Inc.	16,384	1,145,078
Knology, Inc.*	53,047	684,837
Plantronics, Inc.	16,536	605,548
Premiere Global Services, Inc.*	105,844	806,531

		3,241,994

Textiles — 0.5%
G&K Services, Inc., Class A	27,956	929,537

Transportation — 0.5%
Heartland Express, Inc.	50,856	893,031
Scorpio Tankers, Inc.*	10,875	112,230

		1,005,261

TOTAL COMMON STOCKS (Cost $112,896,679)		144,971,202

REAL ESTATE INVESTMENT TRUSTS — 12.0%
Apartments — 1.8%
American Campus Communities, Inc.	65,677	2,167,341
Education Realty Trust, Inc.	62,373	500,855
Mid-America Apartment Communities, Inc.	10,639	683,024

		3,351,220

Building & Real Estate — 3.8%
Coresite Realty Corp.	52,371	829,557
CreXus Investment Corp.	41,741	476,682
Cypress Sharpridge Investments, Inc.#	108,277	1,372,952
MFA Financial, Inc.	181,705	1,489,981
National Retail Properties, Inc.#	59,681	1,559,465
Redwood Trust, Inc.#	50,200	780,610
Two Harbors Investment Corp.	60,701	635,539

		7,144,786

Diversified — 0.8%
Entertainment Properties Trust#	34,802	1,629,430

Healthcare — 1.6%
Cogdell Spencer, Inc.	59,151	351,357
Medical Properties Trust, Inc.	82,449	953,935
National Health Investors, Inc.	8,671	415,514
Omega Healthcare Investors, Inc.	57,930	1,294,156

		3,014,962

Hotels & Resorts — 0.4%
Pebblebrook Hotel Trust	34,392	761,783

Mixed Industrial/Office — 1.2%
Dupont Fabros Technology, Inc.#	36,751	891,212
PS Business Parks, Inc.	24,340	1,410,259

		2,301,471

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — 1.4%
BioMed Realty Trust, Inc.#	84,562	$1,608,369
Parkway Properties, Inc.	65,875	1,119,875

		2,728,244

Storage & Warehousing — 0.5%
U-Store-It Trust	96,147	1,011,467

Strip Centers — 0.5%
Acadia Realty Trust	51,793	979,924

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,173,470)		22,923,287

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,778,056	1,778,056
RBB Sansom Street Fund Money Market Portfolio	1,778,057	1,778,057

TOTAL SHORT-TERM INVESTMENTS (Cost $3,556,113)		3,556,113

SECURITIES LENDING COLLATERAL — 9.8%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011 (Cost $18,553,746)(a)	18,553,746	18,553,746

TOTAL INVESTMENTS — 100.0% (Cost $156,180,008)		$190,004,348

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $156,924,044. Net unrealized appreciation was $33,080,304. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $37,929,607 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,849,303.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$144,971,202	$144,971,202	$—	$—
REAL ESTATE INVESTMENT TRUSTS	22,923,287	22,923,287	—	—
SHORT-TERM INVESTMENTS	3,556,113	3,556,113	—	—
SECURITIES LENDING COLLATERAL	18,553,746	18,553,746	—	—

TOTAL INVESTMENTS	$190,004,348	$190,004,348	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 76.5%
Advertising — 0.1%
APAC Customer Services, Inc.*	447	$2,687
Harte-Hanks, Inc.	978	11,638
Marchex, Inc., Class B	245	1,928

		16,253

Aerospace & Defense — 1.1%
AAR Corp.*	879	24,366
AeroVironment, Inc.*	318	11,120
Astronics Corp.*	168	4,229
Cubic Corp.	352	20,240
Curtiss-Wright Corp.	1,035	36,370
Ducommun, Inc.	265	6,333
Esterline Technologies Corp.*	637	45,049
GenCorp, Inc.*	1,240	7,415
HEICO Corp.#	653	40,826
Kaman Corp.	548	19,290
Kratos Defense & Security Solutions, Inc.*	600	8,544
LMI Aerospace, Inc.*	153	3,092
Moog, Inc., Class A*	1,041	47,792
National Presto Industries, Inc.	96	10,817
Orbital Sciences Corp.*	1,313	24,842
Teledyne Technologies, Inc.*	777	40,179
Triumph Group, Inc.#	414	36,618

		387,122

Agriculture — 0.3%
Alico, Inc.	51	1,365
Alliance One International, Inc.*	2,256	9,069
Cadiz, Inc.*#	157	1,914
Griffin Land & Nurseries, Inc.	40	1,287
Limoneira Co.	100	2,370
MGP Ingredients ,Inc.	300	2,616
Star Scientific, Inc.*#	2,044	9,280
Tejon Ranch Co.*	288	10,581
The Andersons, Inc.	411	20,024
Universal Corp.#	555	24,165
Vector Group Ltd.	1,031	17,826

		100,497

Airlines — 0.6%
AirTran Holdings, Inc.*	2,993	22,298
Alaska Air Group, Inc.*	850	53,907
Allegiant Travel Co.#	306	13,406
Hawaiian Holdings, Inc.*	1,326	7,969
JetBlue Airways Corp.*#	5,202	32,617
Pinnacle Airlines Corp.*	500	2,875
Republic Airways Holdings, Inc.*#	1,201	7,722
SkyWest, Inc.	1,281	21,674
US Airways Group, Inc.*#	3,391	29,536

		192,004

Apparel — 1.6%
American Apparel, Inc.*#	527	508
Carter’s, Inc.*	1,256	35,959
Cherokee, Inc.	200	3,452
Columbia Sportswear Co.	311	18,480
Crocs, Inc.*	1,806	32,219
Deckers Outdoor Corp.*	858	73,917
Delta Apparel, Inc.*	200	2,858

	Number of Shares	Value†

Apparel — (continued)
G-III Apparel Group Ltd.*	304	$11,424
Iconix Brand Group, Inc.*	1,644	35,313
Joe’s Jeans, Inc.*	1,100	1,166
K-Swiss, Inc., Class A*	424	4,778
Lacrosse Footwear, Inc.	100	1,833
Maidenform Brands, Inc.*	438	12,514
Oxford Industries, Inc.	408	13,950
Perry Ellis International, Inc.*	214	5,889
Quiksilver, Inc.*	2,860	12,641
RG Barry Corp.	200	2,618
Skechers U.S.A., Inc., Class A*	801	16,453
Steven Madden Ltd.*	525	24,638
The Jones Group, Inc.	1,991	27,376
The Timberland Co., Class A*	851	35,138
The Warnaco Group, Inc.*	961	54,960
True Religion Apparel, Inc.*	626	14,692
Under Armour, Inc., Class A*	823	56,005
Unifi, Inc.*	360	6,120
Volcom, Inc.	367	6,800
Weyco Group, Inc.	100	2,446
Wolverine World Wide, Inc.	1,139	42,462

		556,609

Auto Manufacturers — 0.1%
Force Protection, Inc.*	1,255	6,149
Wabash National Corp.*	1,500	17,370

		23,519

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.*	1,316	16,568
Amerigon, Inc.*#	568	8,673
Commercial Vehicle Group, Inc.*	600	10,704
Cooper Tire & Rubber Co.	1,449	37,312
Dana Holding Corp.*	3,011	52,361
Dorman Products, Inc.*	296	12,459
Douglas Dynamics, Inc.	200	2,852
Exide Technologies*	1,787	19,979
Fuel Systems Solutions, Inc.*	334	10,080
Meritor, Inc.*	2,064	35,026
Miller Industries, Inc.	187	3,037
Modine Manufacturing Co.*	1,077	17,383
Spartan Motors, Inc.	917	6,291
Standard Motor Products, Inc.	400	5,532
Superior Industries International, Inc.	519	13,307
Tenneco, Inc.*	1,358	57,647
Titan International, Inc.#	955	25,412
Tower International, Inc.*	200	3,386

		338,009

Banks — 4.4%
1st Source Corp.	326	6,533
1st United Bancorp, Inc.*#	400	2,808
Alliance Financial Corp.#	73	2,435
American National Bankshares, Inc.	109	2,454
Ameris Bancorp*	447	4,542
Ames National Corp.#	199	3,801
Arrow Financial Corp.	140	3,464

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
BancFirst Corp.	160	$6,829
Banco Latinoamericano de Exportaciones S.A., Class E	610	10,651
Bancorp Rhode Island, Inc.	69	2,130
Bancorp, Inc.*	512	4,726
Bank Mutual Corp.	632	2,673
Bank of Marin Bancorp	90	3,359
Bank of the Ozarks, Inc.	338	14,774
Boston Private Financial Holdings, Inc.	1,758	12,429
Bridge Bancorp, Inc.	107	2,394
Bryn Mawr Bank Corp.	232	4,772
Camden National Corp.	126	4,314
Capital City Bank Group, Inc.	269	3,411
Cardinal Financial Corp.	618	7,206
Cass Information Systems, Inc.	210	8,251
Cathay General Bancorp	1,692	28,849
Center Financial Corp.*	700	5,138
CenterState Banks of Florida, Inc.	432	3,024
Century Bancorp, Inc., Class A	69	1,847
Chemical Financial Corp.	466	9,287
Citizens & Northern Corp.	156	2,622
Citizens Republic Bancorp, Inc.*#	7,235	6,438
City Holding Co.	348	12,305
CNB Financial Corp.	153	2,220
CoBiz Financial, Inc.	600	4,170
Columbia Banking System, Inc.	862	16,525
Community Bank System, Inc.#	691	16,771
Community Trust Bancorp, Inc.	321	8,882
CVB Financial Corp.#	2,053	19,113
Eagle Bancorp, Inc.*	385	5,409
Encore Bancshares, Inc.*	200	2,428
Enterprise Financial Services Corp.	382	5,375
F.N.B. Corp.	2,816	29,681
Financial Institutions, Inc.	340	5,950
First Bancorp	324	4,296
First Bancorp Puerto Rico*#	127	635
First Bancorp, Inc.#	234	3,569
First Busey Corp.	1,802	9,154
First Commonwealth Financial Corp.	2,184	14,960
First Community Bancshares, Inc.	326	4,623
First Financial Bancorp	1,259	21,013
First Financial Bankshares, Inc.#	447	22,962
First Financial Corp.	280	9,307
First Interstate Bancsystem, Inc.	200	2,720
First Merchants Corp.	538	4,449
First Midwest Bancorp, Inc.	1,714	20,208
First South Bancorp, Inc.	200	998
FirstMerit Corp.#	2,376	40,535
German American Bancorp, Inc.	292	5,019
Glacier Bancorp, Inc.#	1,529	23,011
Great Southern Bancorp, Inc.#	171	3,668
Green Bankshares, Inc.*#	200	558
Hancock Holding Co.#	844	27,717
Hanmi Financial Corp.*	2,500	3,100
Heartland Financial USA, Inc.	317	5,389
Heritage Financial Corp.*	208	2,947

	Number of Shares	Value†

Banks — (continued)
Home Bancshares, Inc.	582	$13,240
Hudson Valley Holding Corp.	220	4,840
IBERIABANK Corp.	607	36,499
Independent Bank Corp.	471	12,722
International Bancshares Corp.	1,219	22,356
Lakeland Bancorp, Inc.	533	5,533
Lakeland Financial Corp.	294	6,668
MainSource Financial Group, Inc.	521	5,215
MB Financial, Inc.	1,149	24,083
Merchants Bancshares, Inc.	86	2,277
Metro Bancorp, Inc.*	263	3,248
Midsouth Bancorp, Inc.	186	2,690
MidWestOne Financial Group, Inc.	100	1,484
Nara Bancorp, Inc.*	739	7,109
National Bankshares, Inc.	119	3,439
National Penn Bancshares, Inc.	2,758	21,347
NBT Bancorp, Inc.	811	18,483
Old National Bancorp	2,050	21,976
OmniAmerican Bancorp, Inc.*	291	4,609
Oriental Financial Group, Inc.	1,010	12,676
Orrstown Financial Services, Inc.	87	2,436
Pacific Continental Corp.	262	2,670
PacWest Bancorp	723	15,725
Park National Corp.	324	21,650
Peapack-Gladstone Financial Corp.	89	1,180
Penns Woods Bancorp, Inc.	68	2,647
Peoples Bancorp, Inc.	272	3,269
Pinnacle Financial Partners, Inc.*#	763	12,620
Porter Bancorp, Inc.	65	513
PrivateBancorp, Inc.	1,198	18,317
Prosperity Bancshares, Inc.	1,063	45,465
Renasant Corp.	537	9,118
Republic Bancorp, Inc., Class A	134	2,610
S&T Bancorp, Inc.	459	9,901
S.Y. Bancorp, Inc.#	197	4,957
Sandy Spring Bancorp, Inc.	480	8,861
SCBT Financial Corp.	296	9,851
Sierra Bancorp	212	2,370
Signature Bank*	956	53,918
Simmons First National Corp., Class A	400	10,836
Southside Bancshares, Inc.	318	6,805
Southwest Bancorp, Inc.*	436	6,187
State Bancorp, Inc.	335	3,481
StellarOne Corp.	616	8,747
Sterling Bancorp	686	6,867
Sterling Bancshares, Inc.	2,086	17,960
Suffolk Bancorp	143	3,000
Susquehanna Bancshares, Inc.	2,658	24,852
SVB Financial Group*	968	55,108
Taylor Capital Group, Inc.*	200	2,102
Texas Capital Bancshares, Inc.*	804	20,896
The First of Long Island Corp.	95	2,636
Tompkins Financial Corp.	158	6,565
Tower Bancorp, Inc.	163	3,633
TowneBank	459	7,188
Trico Bancshares	304	4,958

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
TrustCo Bank Corp.	1,952	$11,575
Trustmark Corp.	1,482	34,708
UMB Financial Corp.	741	27,680
Umpqua Holdings Corp.	2,636	30,156
Union First Market Bankshares Corp.	326	3,668
United Bankshares, Inc.#	846	22,436
United Community Banks, Inc.*	1,891	4,482
Univest Corp. of Pennsylvania	300	5,316
Virginia Commerce Bancorp*	400	2,296
Walker & Dunlap	400	4,860
Washington Banking Co.	475	6,698
Washington Trust Bancorp, Inc.	270	6,410
Webster Financial Corp.	1,513	32,424
WesBanco, Inc.	415	8,595
West Bancorporation, Inc.	268	2,139
West Coast Bancorp*	1,700	5,899
Westamerica Bancorporation	656	33,699
Western Alliance Bancorp*	1,575	12,946
Whitney Holding Corp.	2,101	28,616
Wilshire Bancorp, Inc.*	276	1,352
Wintrust Financial Corp.#	742	27,268

		1,494,444

Beverages — 0.2%
Boston Beer Co., Inc., Class A*	160	14,819
Coca-Cola Bottling Co. Consolidated	74	4,946
Farmer Bros. Co.	204	2,472
Heckmann Corp.*	2,213	14,495
National Beverage Corp.	242	3,323
Peet’s Coffee & Tea, Inc.*	272	13,081
Primo Water Corp.*	300	3,675

		56,811

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	931	21,599
Affymax, Inc.*	310	1,820
Alnylam Pharmaceuticals, Inc.*	739	7,072
AMAG Pharmaceuticals, Inc.*	356	5,945
Arena Pharmaceuticals, Inc.*#	2,006	2,788
Ariad Pharmaceuticals, Inc.*#	2,864	21,537
Arqule, Inc.*	909	6,508
Aveo Pharmaceuticals, Inc.*	300	4,017
BioCryst Pharmaceuticals, Inc.*	597	2,263
Biosante Pharmaceuticals, Inc.*	1,300	2,574
Biotime, Inc.*#	400	2,980
Cambrex Corp.*	667	3,669
Celera Corp.*	1,983	16,082
Celldex Therapeutics, Inc.*#	644	2,589
Chelsea Therapeutics International, Inc.*	874	3,409
Clinical Data, Inc.*	354	10,726
Cubist Pharmaceuticals, Inc.*#	1,284	32,408
Curis, Inc.*	1,673	5,437
Cytokinetics, Inc.*	519	773
CytRx Corp.*#	2,800	2,464
Dynavax Technologies Corp.*	2,500	6,900
Emergent BioSolutions, Inc.*	373	9,012
Enzo Biochem, Inc.*	795	3,331
Enzon Pharmaceuticals, Inc.*#	905	9,865

	Number of Shares	Value†

Biotechnology — (continued)
Exact Sciences Corp.*	1,200	$8,832
Exelixis, Inc.*	2,869	32,420
Geron Corp.*#	2,750	13,887
Halozyme Therapeutics, Inc.*	1,489	9,991
Immunogen, Inc.*#	1,607	14,575
Immunomedics, Inc.*	1,436	5,486
Incyte Corp. Ltd.*	2,069	32,794
Inhibitex, Inc.*	1,000	3,620
Inovio Pharmaceuticals, Inc.*	2,100	2,310
InterMune, Inc.*	1,064	50,210
Lexicon Pharmaceuticals, Inc.*	3,626	6,092
Ligand Pharmaceuticals, Inc.*	444	4,440
Maxygen, Inc.	600	3,120
Micromet, Inc.*	2,029	11,383
Momenta Pharmaceuticals, Inc.*#	1,036	16,421
Nanosphere, Inc.*	200	650
Neuralstem, Inc.*	800	1,440
Novavax, Inc.*	1,329	3,442
NPS Pharmaceuticals, Inc.*	1,557	14,900
Nymox Pharmaceutical Corp*#	600	4,734
Omeros Corp.*#	266	2,128
Pacific Biosciences of California, Inc.*#	400	5,620
PDL BioPharma, Inc.	2,924	16,959
Peregrine Pharmaceuticals, Inc.*	1,000	2,360
Pure Bioscience, Inc.*#	900	1,404
RTI Biologics, Inc.*	709	2,028
Sangamo Biosciences, Inc.*#	1,003	8,355
Seattle Genetics, Inc.*#	2,067	32,183
SEQUENOM, Inc.*#	2,097	13,274
StemCells, Inc.*	3,281	2,986
SuperGen, Inc.*	651	2,018
The Medicines Co.*	1,193	19,434
Vical, Inc.*	1,121	3,318
ZIOPHARM Oncology, Inc.*	1,500	9,375

		547,957

Building Materials — 0.6%
AAON, Inc.	292	9,607
Apogee Enterprises, Inc.	543	7,162
Broadwind Energy, Inc.*#	1,724	2,259
Builders FirstSource, Inc.*	373	1,059
Comfort Systems USA, Inc.	737	10,370
Drew Industries, Inc.	491	10,964
Gibraltar Industries, Inc.*	501	5,977
Interline Brands, Inc.*	690	14,076
Louisiana-Pacific Corp.*	2,794	29,337
LSI Industries, Inc.	314	2,273
NCI Building Systems, Inc.*	464	5,879
Quanex Building Products Corp.	825	16,195
Simpson Manufacturing Co., Inc.	885	26,072
Texas Industries, Inc.#	488	22,072
Trex Co., Inc.*#	331	10,797
Universal Forest Products, Inc.	383	14,037

		188,136

Chemicals — 1.9%
A. Schulman, Inc.	788	19,479
Aceto Corp.	642	5,117

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
American Vanguard Corp.	478	$4,149
Arch Chemicals, Inc.	524	21,793
Balchem Corp.	606	22,718
Codexis, Inc.*	112	1,328
Ferro Corp.*	1,897	31,471
Georgia Gulf Corp.*	700	25,900
H.B. Fuller Co.	1,071	23,005
Hawkins, Inc.	149	6,121
Innophos Holdings, Inc.	473	21,810
KMG Chemicals, Inc.	200	3,932
Kraton Performance Polymers, Inc.*	241	9,218
Landec Corp.*	518	3,367
Minerals Technologies, Inc.	464	31,793
NewMarket Corp.	200	31,644
Olin Corp.	1,841	42,196
OM Group, Inc.*	654	23,897
Omnova Solutions, Inc.*	1,168	9,192
PolyOne Corp.	1,939	27,553
Quaker Chemical Corp.	211	8,476
Rockwood Holdings, Inc.*#	1,197	58,916
Sensient Technologies Corp.	1,095	39,245
Solutia, Inc.*	2,632	66,853
Spartech Corp.*	446	3,234
Stepan Co.	154	11,165
TPC Group, Inc.*	200	5,774
W.R. Grace & Co.*	1,553	59,465
Westlake Chemical Corp.	435	24,447
Zep, Inc.	392	6,825
Zoltek Cos., Inc.*#	595	7,991

		658,074

Coal — 0.3%
Cloud Peak Energy, Inc.*	634	13,688
International Coal Group, Inc.*	2,870	32,431
James River Coal Co.*	832	20,110
L&L Energy, Inc.*#	300	2,076
Patriot Coal Corp.*	1,821	47,036

		115,341

Commercial Services — 4.5%
ABM Industries, Inc.	1,139	28,919
Accretive Health, Inc.*#	200	5,552
Advance America Cash Advance Centers, Inc.	1,133	6,005
Albany Molecular Research, Inc.*	547	2,330
American Public Education, Inc.*	455	18,405
American Reprographics Co.*	736	7,618
AMN Healthcare Services, Inc.*	709	6,140
Arbitron, Inc.	546	21,856
Asset Acceptance Capital Corp.*	214	1,149
Avis Budget Group, Inc.*#	2,266	40,584
Barrett Business Services, Inc.	142	2,281
Bridgepoint Education, Inc.*#	333	5,694
Capella Education Co.*#	407	20,265
Cardtronics, Inc.*	657	13,370
CBIZ, Inc.*	661	4,766
CDI Corp.	241	3,564
Cenveo, Inc.*	1,299	8,482

	Number of Shares	Value†

Commercial Services — (continued)
Chemed Corp.	529	$35,237
Consolidated Graphics, Inc.*	242	13,220
Corinthian Colleges, Inc.*#	1,570	6,939
Corvel Corp.*	181	9,626
CoStar Group, Inc.*	447	28,018
CPI Corp.	92	2,071
CRA International, Inc.*	274	7,899
Cross Country Healthcare, Inc.*	584	4,573
Deluxe Corp.	1,107	29,380
Dollar Financial Corp.*#	878	18,218
Dollar Thrifty Automotive Group, Inc.*#	603	40,238
Electro Rent Corp.	415	7,130
Euronet Worldwide, Inc.*	1,055	20,393
Examworks Group, Inc.*#	300	6,669
ExlService Holdings, Inc.*	400	8,460
Forrester Research, Inc.	275	10,530
Franklin Covey Co.*	241	2,087
Global Cash Access Holdings, Inc.*	886	2,897
Grand Canyon Education, Inc.*	567	8,222
Great Lakes Dredge & Dock Corp.	1,351	10,308
H&E Equipment Services, Inc.*	759	14,808
Healthcare Services Group	1,380	24,260
Heartland Payment Systems, Inc.	769	13,481
Heidrick & Struggles International, Inc.	369	10,269
Hill International, Inc.*	589	3,116
HMS Holdings Corp.*	571	46,736
Hudson Highland Group, Inc.*	600	3,900
Huron Consulting Group, Inc.*	428	11,851
ICF International, Inc.*	348	7,148
Insperity, Inc.	424	12,881
K12, Inc.*	583	19,647
Kelly Services, Inc., Class A*	614	13,330
Kendle International, Inc.*	309	3,309
Kenexa Corp.*	534	14,733
Kforce, Inc.*	653	11,950
Korn/Ferry International*	1,090	24,274
Landauer, Inc.	180	11,074
Learning Tree International, Inc.	118	1,037
LECG Corp.*#	700	141
Lincoln Educational Services Corp.	265	4,211
Live Nation Entertainment, Inc.*	3,117	31,170
Mac-Gray Corp.	199	3,210
MAXIMUS, Inc.	422	34,254
McGrath Rentcorp	553	15,080
Medifast, Inc.*	231	4,562
Midas, Inc.*	124	951
MoneyGram International, Inc.*	2,224	7,628
Monro Muffler Brake, Inc.#	637	21,008
Multi-Color Corp.	167	3,375
National Research Corp.	29	984
Navigant Consulting, Inc.*	1,105	11,039
On Assignment, Inc.*	852	8,060
Parexel International Corp.*	1,283	31,947
PDI, Inc.*	300	2,433
PHH Corp.*	1,189	25,885
Pre-Paid Legal Services, Inc.*	187	12,342

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Princeton Review, Inc.*	210	$80
Rent-A-Center, Inc.	1,467	51,213
Resources Connection, Inc.	1,022	19,817
Rollins, Inc.	1,397	28,359
RSC Holdings, Inc.*#	1,110	15,962
Rural/Metro Corp.*	400	6,816
SFN Group, Inc.*	1,267	17,852
Sotheby’s	1,468	77,217
Standard Parking Corp.*	393	6,980
Steiner Leisure Ltd.*	343	15,867
Stewart Enterprises, Inc., Class A	2,008	15,341
SuccessFactors, Inc.*	1,555	60,785
Team Health Holdings, Inc.*	372	6,503
Team, Inc.*	492	12,920
TeleTech Holdings, Inc.*	707	13,702
The Advisory Board Co.*	325	16,737
The Corporate Executive Board Co.	796	32,135
The GEO Group, Inc.*	1,273	32,640
The Hackett Group, Inc.*	801	3,076
The Providence Service Corp.*	200	2,996
TNS, Inc.*	642	9,996
Transcend Services, Inc.*	216	5,184
TrueBlue, Inc.*	876	14,708
United Rentals, Inc.*#	1,333	44,362
Universal Technical Institute, Inc.	525	10,211
Valassis Communications, Inc.*	1,123	32,724
Viad Corp.	371	8,882
Wright Express Corp.*	840	43,546

		1,541,790

Computers — 2.2%
3D Systems Corp.*	455	22,090
Agilysys, Inc.*	376	2,158
CACI International, Inc., Class A*	650	39,858
Ciber, Inc.*	1,557	10,432
Computer Task Group, Inc.*	279	3,708
Cray, Inc.*	699	4,508
Digimarc Corp.*	100	2,890
Echelon Corp.*	705	7,142
Electronics for Imaging, Inc.*	1,004	14,769
Fortinet, Inc.*	974	42,856
Hutchinson Technology, Inc.*	500	1,410
iGate Corp.	457	8,578
Imation Corp.*	584	6,506
Immersion Corp.*	442	3,377
Insight Enterprises, Inc.*	976	16,621
Integral Systems, Inc.*	549	6,681
Jack Henry & Associates, Inc.	1,874	63,510
Keyw Holding Corp. (The)*#	300	3,684
LivePerson, Inc.*	1,025	12,956
Magma Design Automation, Inc.*	1,700	11,594
Manhattan Associates, Inc.*	517	16,916
Maxwell Technologies, Inc.*	666	11,502
Mentor Graphics Corp.*	2,376	34,761
Mercury Computer Systems, Inc.*	736	15,574
MTS Systems Corp.	360	16,398
NCI, Inc., Class A*	73	1,779

	Number of Shares	Value†

Computers — (continued)
NetScout Systems, Inc.*	665	$18,168
Quantum Corp.*	5,361	13,510
Radiant Systems, Inc.*	768	13,594
RadiSys Corp.*	540	4,676
RealD, Inc.*#	408	11,163
Rimage Corp.	251	4,054
Riverbed Technology, Inc.*#	2,920	109,938
Silicon Graphics International Corp.*	666	14,252
SMART Modular Technologies (WWH), Inc.*	900	6,993
Spansion, Inc., Class A*	400	7,468
SRA International, Inc., Class A*	945	26,800
STEC, Inc.*	899	18,061
Stratasys, Inc.*#	421	19,787
Super Micro Computer, Inc.*	540	8,662
SYKES Enterprises, Inc.*	936	18,505
Synaptics, Inc.*#	749	20,238
Syntel, Inc.	280	14,624
Tier Technologies, Inc., Class B*	309	1,699
Unisys Corp.*	879	27,442
Virtusa Corp.*	289	5,413
Wave Systems Corp., Class A*#	1,500	4,695
Xyratex Ltd.*	500	5,590

		757,590

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	551	16,536
Inter Parfums, Inc.	324	5,997
Revlon, Inc., Class A*	270	4,285

		26,818

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc.*	1,007	20,613
BlueLinx Holdings, Inc.*	396	1,465
Brightpoint, Inc.*	1,615	17,507
Chindex International, Inc.*	314	5,040
Core-Mark Holding Co., Inc.*	241	7,965
Houston Wire & Cable Co.	369	5,395
MWI Veterinary Supply, Inc.*	326	26,302
Owens & Minor, Inc.	1,407	45,699
Pool Corp.	1,069	25,773
Rentrak Corp.*	165	4,442
ScanSource, Inc.*	607	23,060
School Specialty, Inc.*#	292	4,176
Titan Machinery, Inc.*	323	8,156
United Stationers, Inc.	529	37,585
Watsco, Inc.#	630	43,917

		277,095

Diversified Financial Services — 1.5%
Artio Global Investors, Inc.	496	8,015
Asta Funding, Inc.	300	2,568
BGC Partners, Inc., Class A#	1,107	10,284
Calamos Asset Management, Inc., Class A	469	7,781
Cohen & Steers, Inc.#	373	11,071
CompuCredit Holdings Corp.*#	142	933
Cowen Group, Inc., Class A*#	400	1,604
Credit Acceptance Corp.*	126	8,941

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Diamond Hill Investment Group, Inc.	50	$4,000
Doral Financial Corp.*	77	85
Duff & Phelps Corp., Class A	670	10,707
Encore Capital Group, Inc.*	297	7,036
Epoch Holding Corp.	280	4,418
Evercore Partners, Inc., Class A	325	11,144
FBR Capital Markets Corp.*	1,108	3,967
Federal Agricultural Mortgage Corp., Class C	200	3,822
Financial Engines, Inc.*#	400	11,024
FXCM, Inc.	600	7,818
GAMCO Investors, Inc., Class A	162	7,510
GFI Group, Inc.	1,124	5,642
Gleacher & Co., Inc.*	1,111	1,933
Higher One Holdings, Inc.*#	300	4,335
Imperial Holdings, Inc.	500	5,075
INTL FCstone, Inc.*	293	7,448
Investment Technology Group, Inc.*	1,000	18,190
JMP Group, Inc.	263	2,264
Kayne Anderson Energy Development Co.	277	5,418
KBW, Inc.	721	18,883
Knight Capital Group, Inc., Class A*	2,095	28,073
LaBranche & Co., Inc.*	592	2,327
Ladenburg Thalmann Financial Services, Inc.*	1,800	2,070
MarketAxess Holdings, Inc.	624	15,101
Marlin Business Services Corp.*	200	2,468
MF Global Holdings Ltd.*	2,688	22,257
National Financial Partners Corp.*#	815	12,021
Nelnet, Inc., Class A	556	12,137
Netspend Holdings, Inc.*#	700	7,364
NewStar Financial, Inc.*	500	5,460
Ocwen Financial Corp.*	1,560	17,191
Oppenheimer Holdings, Inc., Class A	238	7,975
optionsXpress Holdings, Inc.	970	17,761
Penson Worldwide, Inc.*	473	3,174
Piper Jaffray Cos.*	387	16,033
Portfolio Recovery Associates, Inc.*#	416	35,414
Pzena Investment Management, Inc., Class A	130	918
Sanders Morris Harris Group, Inc.	682	5,463
Seacube Container Leasing Ltd.#	300	4,803
Stifel Financial Corp.*	783	56,212
SWS Group, Inc.	368	2,234
Teton Advisors, Inc., Class B*	2	26
The First Marblehead Corp.*	714	1,571
TradeStation Group, Inc.*	710	4,984
Virtus Investment Partners, Inc.*	172	10,134
Westwood Holdings Group, Inc.	111	4,468
World Acceptance Corp.*#	362	23,602

		513,157

Electric — 1.4%
Allete, Inc.	720	28,058
Ameresco, Inc., Class A*	300	4,242
Avista Corp.	1,149	26,576
Black Hills Corp.	856	28,625
Central Vermont Public Service Corp.	391	9,106

	Number of Shares	Value†

Electric — (continued)
CH Energy Group, Inc.	362	$18,296
Cleco Corp.	1,302	44,646
Dynegy, Inc.*#	2,400	13,656
El Paso Electric Co.*	1,010	30,704
EnerNOC, Inc.*#	400	7,644
IDACORP, Inc.	1,073	40,881
MGE Energy, Inc.	514	20,812
NorthWestern Corp.	736	22,301
Otter Tail Corp.	892	20,275
Pike Electric Corp.*	358	3,408
PNM Resources, Inc.	2,034	30,347
Portland General Electric Co.	1,748	41,550
The Empire District Electric Co.	945	20,592
UIL Holdings Corp.	1,108	33,816
Unisource Energy Corp.	775	28,001
Unitil Corp.	178	4,194

		477,730

Electrical Components & Equipment — 1.0%
A123 Systems, Inc.*#	1,700	10,795
Advanced Battery Technologies, Inc.*#	1,282	2,487
Advanced Energy Industries, Inc.*	856	13,996
American Superconductor Corp.*	1,090	27,108
Belden, Inc.	990	37,174
Capstone Turbine Corp.*#	4,500	8,145
Encore Wire Corp.	360	8,762
Ener1, Inc.*	1,096	3,244
Energy Conversion Devices, Inc.*#	1,237	2,796
EnerSys*	1,064	42,294
Evergreen Solar, Inc.*#	678	915
Generac Holdings, Inc.*	449	9,110
GrafTech International Ltd.*	2,733	56,382
Graham Corp.	266	6,368
InSteel Industries, Inc.	391	5,529
Littelfuse, Inc.	478	27,294
Powell Industries, Inc.*	229	9,032
Power-One, Inc.*#	1,424	12,460
PowerSecure International, Inc.*	198	1,703
SatCon Technology Corp.*#	2,939	11,345
Universal Display Corp.*#	859	47,279
Vicor Corp.#	422	6,959

		351,177

Electronics — 2.0%
American Science & Engineering, Inc.	178	16,440
Analogic Corp.	307	17,361
Applied Energetics, Inc.*	1,900	1,254
Badger Meter, Inc.	305	12,569
Ballantyne Strong, Inc.*	300	2,151
Bel Fuse, Inc., Class B	269	5,921
Benchmark Electronics, Inc.*	1,302	24,699
Brady Corp., Class A	1,084	38,688
Checkpoint Systems, Inc.*	945	21,244
Coherent, Inc.*	546	31,728
CTS Corp.	863	9,320
Cymer, Inc.*	633	35,815
Daktronics, Inc.	709	7,622
DDi Corp.	279	2,949

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Dionex Corp.*	339	$40,019
Electro Scientific Industries, Inc.*	693	12,031
FARO Technologies, Inc.*	320	12,800
FEI Co.*	792	26,706
Fluidigm Corp.	200	2,862
II-VI, Inc.*	528	26,268
L-1 Identity Solutions, Inc.*#	1,708	20,120
LaBarge, Inc.*	288	5,098
Measurement Specialties, Inc.*	270	9,196
Methode Electronics, Inc.	860	10,389
Microvision, Inc.*#	1,730	2,284
Multi-Fineline Electronix, Inc.*	152	4,289
Newport Corp.*	863	15,387
NVE Corp.*	109	6,141
OSI Systems, Inc.*	332	12,460
Park Electrochemical Corp.	449	14,480
Plexus Corp.*	903	31,659
Pulse Electronics Corp.	916	5,542
Rofin-Sinar Technologies, Inc.*	586	23,147
Rogers Corp.*	347	15,636
Sanmina-SCI Corp.*	1,700	19,057
Spectrum Control, Inc.*	226	4,448
SRS Labs, Inc.*	221	1,887
Stoneridge, Inc.*	273	3,991
Taser International, Inc.*	911	3,708
TTM Technologies, Inc.*	1,759	31,943
UQM Technologies, Inc.*#	700	2,086
Viasystems Group, Inc.*	100	2,729
Watts Water Technologies, Inc., Class A	617	23,563
Woodward Governor Co.	1,359	46,967
X-Rite, Inc.*	545	2,589
Zygo Corp.*	382	5,585

		672,828

Energy-Alternate Sources — 0.2%
Amyris, Inc.*#	200	5,708
Clean Energy Fuels Corp.*	1,000	16,380
Comverge, Inc.*	507	2,363
FuelCell Energy, Inc.*#	2,681	5,737
Gevo, Inc.	200	3,940
Green Plains Renewable Energy, Inc.*#	467	5,613
Headwaters, Inc.*	1,480	8,732
Rex Stores Corp.*	192	3,064
Syntroleum Corp.*	1,113	2,516

		54,053

Engineering & Construction — 0.6%
Argan, Inc.*	136	1,164
Dycom Industries, Inc.*	853	14,791
EMCOR Group, Inc.*	1,408	43,606
Exponent, Inc.*	313	13,963
Granite Construction, Inc.	744	20,906
Insituform Technologies, Inc., Class A*	822	21,989
Layne Christensen Co.*	426	14,697
MasTec, Inc.*	1,164	24,211
Michael Baker Corp.*	191	5,552
Mistras Group, Inc.*	300	5,163
MYR Group, Inc.*	383	9,161

	Number of Shares	Value†

Engineering & Construction — (continued)
Orion Marine Group, Inc.*	437	$4,693
Sterling Construction Co., Inc.*	353	5,959
Tutor Perini Corp.	518	12,619
VSE Corp.	104	3,090

		201,564

Entertainment — 0.5%
Ascent Media Corp., Class A*	331	16,169
Bluegreen Corp.*	184	756
Carmike Cinemas, Inc.*	203	1,451
Churchill Downs, Inc.	220	9,130
Cinemark Holdings, Inc.	1,226	23,723
Isle of Capri Casinos, Inc.*	241	2,290
Lions Gate Entertainment Corp.*	1,200	7,500
National CineMedia, Inc.	1,146	21,396
Pinnacle Entertainment, Inc.*	1,304	17,761
Scientific Games Corp., Class A*	1,500	13,110
Shuffle Master, Inc.*	1,285	13,724
Speedway Motorsports, Inc.	316	5,050
Vail Resorts, Inc.*#	824	40,178
Warner Music Group Corp.*#	800	5,416

		177,654

Environmental Control — 0.6%
Calgon Carbon Corp.*	1,162	18,452
Casella Waste Systems, Inc., Class A*	600	4,302
Clean Harbors, Inc.*	561	55,348
Darling International, Inc.*	2,389	36,719
Energy Recovery, Inc.*#	409	1,301
EnergySolutions, Inc.	2,066	12,313
Fuel Tech, Inc.*	375	3,337
Met-Pro Corp.	452	5,379
Metalico, Inc.*	781	4,858
Mine Safety Appliances Co.	574	21,049
Rentech, Inc.*	4,000	5,000
Tetra Tech, Inc.*	1,297	32,023
U.S. Ecology, Inc.	442	7,704

		207,785

Finance — 0.0%
Student Loan Corp. Escrow Share	100	250

Food — 1.4%
Arden Group, Inc., Class A	11	839
B&G Foods, Inc., Class A	1,106	20,760
Cal-Maine Foods, Inc.#	323	9,528
Calavo Growers, Inc.#	251	5,484
Chiquita Brands International, Inc.*	1,024	15,708
Diamond Foods, Inc.#	476	26,561
Dole Food Co., Inc.*#	860	11,722
Fresh Del Monte Produce, Inc.	916	23,917
Fresh Market, Inc. (The)*#	300	11,322
Imperial Sugar Co.	123	1,641
Ingles Markets, Inc., Class A	304	6,022
J&J Snack Foods Corp.	332	15,627
John B. Sanfilippo & Son, Inc.*	200	2,340
Lancaster Colony Corp.#	472	28,603
Lifeway Foods, Inc.*	87	907

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
M&F Worldwide Corp.*	168	$4,220
Nash Finch Co.	240	9,106
Pilgrim’s Pride Corp.*#	900	6,939
Ruddick Corp.#	987	38,088
Sanderson Farms, Inc.#	534	24,521
Seaboard Corp.	6	14,478
Seneca Foods Corp., Class A*	211	6,303
Senomyx, Inc.*	700	4,228
Smart Balance, Inc.*	1,073	4,925
Snyders-Lance, Inc.	660	13,101
Spartan Stores, Inc.	402	5,946
The Hain Celestial Group, Inc.*	1,017	32,829
Tootsie Roll Industries, Inc.	545	15,452
TreeHouse Foods, Inc.*	804	45,723
United Natural Foods, Inc.*	1,080	48,406
Village Super Market, Inc., Class A	168	4,889
Weis Markets, Inc.	266	10,762
Winn-Dixie Stores, Inc.*	1,027	7,333

		478,230

Forest Products & Paper — 0.4%
Boise, Inc.	1,625	14,885
Buckeye Technologies, Inc.	901	24,534
Clearwater Paper Corp.*	239	19,455
Deltic Timber Corp.	292	19,517
KapStone Paper and Packaging Corp.*	920	15,796
Neenah Paper, Inc.	274	6,020
P.H. Glatfelter Co.	1,059	14,106
Schweitzer-Mauduit International, Inc.	438	22,167
Wausau Paper Corp.	881	6,731
Xerium Technologies, Inc.*#	200	4,810

		148,021

Gas — 0.9%
Chesapeake Utilities Corp.	257	10,696
New Jersey Resources Corp.	894	38,397
Nicor, Inc.	1,046	56,170
Northwest Natural Gas Co.	550	25,372
Piedmont Natural Gas Co., Inc.#	1,526	46,314
South Jersey Industries, Inc.	640	35,821
Southwest Gas Corp.	1,018	39,671
The Laclede Group, Inc.	456	17,374
WGL Holdings, Inc.	1,132	44,148

		313,963

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	485	22,407

Healthcare Products — 3.0%
Abaxis, Inc.*	454	13,093
ABIOMED, Inc.*#	789	11,464
Accuray, Inc.*	1,357	12,254
Affymetrix, Inc.*	1,357	7,070
Align Technology, Inc.*	1,239	25,375
Alphatec Holdings, Inc.*	816	2,203
American Medical Systems Holdings, Inc.*#	1,750	37,870
AngioDynamics, Inc.*	558	8,437
ArthroCare Corp.*	600	20,004

	Number of Shares	Value†

Healthcare Products — (continued)
Atrion Corp.	37	$6,455
BioMimetic Therapeutics, Inc.*	320	4,195
Bruker Corp.*	1,638	34,152
Caliper Life Sciences, Inc.*#	800	5,408
Cantel Medical Corp.	300	7,725
CardioNet, Inc.*	289	1,384
Cepheid, Inc.*#	1,335	37,407
Cerus Corp.*	800	2,312
Conceptus, Inc.*	792	11,444
CONMED Corp.*	589	15,479
CryoLife, Inc.*	599	3,654
Cutera, Inc.*	237	2,031
Cyberonics, Inc.*	647	20,581
Cynosure, Inc., Class A*	195	2,709
Delcath Systems, Inc.*#	1,021	7,525
DexCom, Inc.*	1,342	20,828
Endologix, Inc.*	1,298	8,800
Exactech, Inc.*	209	3,668
Genomic Health, Inc.*	309	7,601
Greatbatch, Inc.*	463	12,251
Haemonetics Corp.*	575	37,686
Hanger Orthopedic Group, Inc.*	608	15,826
Hansen Medical, Inc.*#	388	857
HeartWare International, Inc.*#	189	16,165
ICU Medical, Inc.*	279	12,215
Immucor, Inc.*	1,631	32,261
Insulet Corp.*#	946	19,507
Integra LifeSciences Holdings Corp.*	426	20,201
Invacare Corp.	590	18,361
IRIS International, Inc.*	550	4,961
Kensey Nash Corp.*	139	3,462
LCA-Vision, Inc.*	319	2,153
Luminex Corp.*	753	14,126
MAKO Surgical Corp.*#	754	18,247
Masimo Corp.#	1,096	36,278
Medical Action Industries, Inc.*	316	2,654
MELA Sciences, Inc.*#	509	1,792
Merge Healthcare, Inc.*	967	4,719
Meridian Bioscience, Inc.#	876	21,015
Merit Medical Systems, Inc.*	620	12,164
Natus Medical, Inc.*	575	9,660
NuVasive, Inc.*#	806	20,408
NxStage Medical, Inc.*	684	15,034
OraSure Technologies, Inc.*	1,201	9,440
Orthofix International NV*	371	12,043
Orthovita, Inc.*	1,459	3,108
Palomar Medical Technologies, Inc.*	361	5,361
PSS World Medical, Inc.*#	1,256	34,100
Quidel Corp.*#	651	7,786
Rochester Medical Corp.*	176	2,020
Sirona Dental Systems, Inc.*#	733	36,767
Solta Medical, Inc.*	1,200	3,960
SonoSite, Inc.*	311	10,363
Spectranetics Corp.*	765	3,603
STAAR Surgical Co.*	700	3,899
Stereotaxis, Inc.*	288	1,115

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
STERIS Corp.	1,311	$45,282
SurModics, Inc.*	273	3,413
Symmetry Medical, Inc.*	944	9,251
Syneron Medical Ltd.*	900	11,736
Synovis Life Technologies, Inc.*	284	5,447
The Female Health Co.#	304	1,517
TomoTherapy, Inc.*	1,099	5,022
Unilife Corp.*#	900	5,103
Vascular Solutions, Inc.*	283	3,088
Vital Images, Inc.*	329	4,445
Volcano Corp.*	1,064	27,238
West Pharmaceutical Services, Inc.	757	33,891
Wright Medical Group, Inc.*	761	12,945
Young Innovations, Inc.	97	3,046
Zoll Medical Corp.*	443	19,851

		1,017,971

Healthcare Services — 1.8%
Air Methods Corp.*#	258	17,350
Alliance HealthCare Services, Inc.*	679	3,001
Allied Healthcare International, Inc.*	827	2,101
Almost Family, Inc.*	177	6,662
Amedisys, Inc.*#	606	21,210
America Service Group, Inc.	145	3,718
American Dental Partners, Inc.*	331	4,343
AMERIGROUP Corp.*	1,185	76,136
Amsurg Corp.*	723	18,393
Assisted Living Concepts, Inc., Class A*	202	7,906
Bio-Reference Labs, Inc.*	478	10,726
Capital Senior Living Corp.*	436	4,630
Centene Corp.*	1,068	35,223
Continucare Corp.*	556	2,975
Emeritus Corp.*#	483	12,297
Five Star Quality Care, Inc.*	800	6,504
Gentiva Health Services, Inc.*	723	20,266
HealthSouth Corp.*	2,018	50,410
Healthspring, Inc.*	1,297	48,469
Healthways, Inc.*	658	10,113
IPC The Hospitalist Co., Inc.*	337	15,303
Kindred Healthcare, Inc.*#	883	21,086
LHC Group, Inc.*	282	8,460
Magellan Health Services, Inc.*	730	35,828
MedCath Corp.*	562	7,840
Metropolitan Health Networks, Inc.*	756	3,576
Molina Healthcare, Inc.*	312	12,480
National Healthcare Corp.	206	9,577
RehabCare Group, Inc.*	611	22,528
Select Medical Holdings Corp.*	900	7,254
Skilled Healthcare Group, Inc., Class A*	561	8,073
Sun Healthcare Group, Inc.*	518	7,288
Sunrise Senior Living, Inc.*	1,334	15,915
The Ensign Group, Inc.	321	10,249
Triple-S Management Corp., Class B*	391	8,047
U.S. Physical Therapy, Inc.	191	4,267
WellCare Health Plans, Inc.*	903	37,881

		598,085

	Number of Shares	Value†

Holding Companies — 0.1%
Compass Diversified Holdings	841	$12,396
Harbinger Group, Inc.*	175	912
Primoris Services Corp.	462	4,685

		17,993

Home Builders — 0.2%
Beazer Homes USA, Inc.*	1,421	6,494
Brookfield Homes Corp.*	167	1,570
Cavco Industries, Inc.*#	169	7,632
Hovnanian Enterprises, Inc., Class A*#	1,610	5,683
M/I Homes, Inc.*	336	5,037
Meritage Homes Corp.*	790	19,063
Skyline Corp.	87	1,744
Standard Pacific Corp.*	1,938	7,229
The Ryland Group, Inc.	935	14,866
Winnebago Industries, Inc.*#	722	9,653

		78,971

Home Furnishings — 0.3%
American Woodmark Corp.	169	3,529
Audiovox Corp., Class A*	225	1,800
DTS, Inc.*	374	17,439
Ethan Allen Interiors, Inc.#	628	13,753
Furniture Brands International, Inc.*	1,138	5,178
Hooker Furniture Corp.	284	3,397
Kimball International, Inc., Class B	744	5,208
La-Z-Boy, Inc.*	1,262	12,052
Sealy Corp.*	445	1,130
Select Comfort Corp.*	1,300	15,678
TiVo, Inc.*	2,555	22,382
Universal Electronics, Inc.*	300	8,868

		110,414

Hotels & Resorts — 0.0%
Chatham Lodging Trust	200	3,250

Household Products & Wares — 0.4%
ACCO Brands Corp.*	1,393	13,289
American Greetings Corp., Class A#	843	19,895
Blyth, Inc.	141	4,581
Central Garden and Pet Co., Class A*	1,202	11,070
CSS Industries, Inc.	212	3,996
Ennis, Inc.	518	8,822
Helen of Troy Ltd.*	614	18,052
Kid Brands, Inc.*	300	2,205
Oil-Dri Corp. of America	97	2,066
Prestige Brands Holdings, Inc.*	972	11,178
Spectrum Brands Holdings, Inc.*	400	11,104
Summer Infant, Inc.*	300	2,400
The Standard Register Co.	500	1,660
WD-40 Co.	346	14,650

		124,968

Housewares — 0.0%
Libbey, Inc.*	500	8,250
Lifetime Brands, Inc.*	200	3,000

		11,250

Insurance — 2.2%
Alterra Capital Holdings Ltd.	2,023	45,194

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
American Equity Investment Life Holding Co.	1,270	$16,662
American Safety Insurance Holdings Ltd*	152	3,257
AMERISAFE, Inc.*	508	11,232
AmTrust Financial Services, Inc.	548	10,450
Argo Group International Holdings Ltd.	647	21,377
Baldwin & Lyons, Inc., Class B	125	2,928
Citizens, Inc.*	766	5,592
CNA Surety Corp.*	315	7,957
CNO Financial Group, Inc.*	4,935	37,062
Crawford & Co., Class B	338	1,609
Delphi Financial Group, Inc., Class A	1,027	31,539
Donegal Group, Inc., Class A	283	3,784
eHealth, Inc.*	520	6,916
EMC Insurance Group, Inc.	100	2,483
Employers Holdings, Inc.	882	18,222
Enstar Group Ltd.*	124	12,385
FBL Financial Group, Inc., Class A	327	10,045
First American Financial Corp.	2,200	36,300
Flagstone Reinsurance Holdings SA	941	8,478
FPIC Insurance Group, Inc.*	152	5,761
Global Indemnity Plc*	223	4,902
Greenlight Capital Re Ltd., Class A*	628	17,716
Hallmark Financial Services, Inc.*	255	2,137
Harleysville Group, Inc.	265	8,779
Hilltop Holdings, Inc.*	792	7,952
Horace Mann Educators Corp.	909	15,271
Infinity Property & Casualty Corp.	320	19,037
Kansas City Life Insurance Co.	73	2,335
Life Partners Holdings, Inc.#	139	1,118
Maiden Holdings Ltd.	1,168	8,748
Meadowbrook Insurance Group, Inc.	1,041	10,774
MGIC Investment Corp.*	4,227	37,578
Montpelier Re Holdings Ltd.	1,443	25,498
National Interstate Corp.	102	2,127
National Western Life Insurance Co., Class A	52	8,437
Platinum Underwriters Holdings Ltd.	816	31,081
Presidential Life Corp.	410	3,907
Primerica, Inc.	500	12,755
Primus Guaranty Ltd.*	370	1,880
ProAssurance Corp.*	735	46,577
Radian Group, Inc.	2,703	18,407
RLI Corp.#	461	26,577
Safety Insurance Group, Inc.	263	12,127
SeaBright Insurance Holdings, Inc.	344	3,526
Selective Insurance Group	1,215	21,019
State Auto Financial Corp.	376	6,851
Stewart Information Services Corp.	208	2,180
The Navigators Group, Inc.*	295	15,193
The Phoenix Cos., Inc.*	2,923	7,951
The PMI Group, Inc.*	2,582	6,971
Tower Group, Inc.	798	19,176
United Fire & Casualty Co.	426	8,609
Universal American Corp.	780	17,870

	Number of Shares	Value†

Insurance — (continued)
Universal Insurance Holdings, Inc.	251	$1,360

		735,659

Internet — 2.8%
1-800-Flowers.com, Inc., Class A*	737	2,432
AboveNet, Inc.	518	33,597
Ancestry.com, Inc.*	405	14,357
Archipelago Learning, Inc.*#	202	1,727
Blue Coat Systems, Inc.*	920	25,907
Blue Nile, Inc.*	339	18,303
BroadSoft, Inc.*#	200	9,538
Cogent Communications Group, Inc.*	919	13,114
comScore, Inc.*	510	15,050
Constant Contact, Inc.*#	609	21,254
DealerTrack Holdings, Inc.*	945	21,697
Dice Holdings, Inc.*	263	3,974
Digital River, Inc.*#	843	31,553
drugstore.com, Inc.*#	2,368	9,117
EarthLink, Inc.	2,424	18,980
ePlus, Inc.*	74	1,969
eResearchTechnology, Inc.*	950	6,432
Global Sources Ltd.*	372	4,326
GSI Commerce, Inc.*	1,526	44,666
Infospace, Inc.*	896	7,759
Internap Network Services Corp.*	1,321	8,679
Internet Capital Group, Inc.*	728	10,338
IntraLinks Holdings, Inc.*	300	8,022
j2 Global Communications, Inc.*#	974	28,743
Keynote Systems, Inc.	228	4,229
KIT Digital, Inc.*	700	8,428
Limelight Networks, Inc.*	1,172	8,392
Lionbridge Technologies, Inc.*	1,243	4,263
Liquidity Services, Inc.*	400	7,144
Local.com Corp.*#	300	1,167
LoopNet, Inc.*	410	5,802
ModusLink Global Solutions, Inc.	945	5,160
Move, Inc.*	3,116	7,447
Network Engines, Inc.*	700	1,421
NIC, Inc.	1,129	14,067
NutriSystem, Inc.#	537	7,781
Online Resources Corp.*	473	1,788
OpenTable, Inc.*#	356	37,861
Openwave Systems, Inc.*	1,814	3,882
Orbitz Worldwide, Inc.*	476	1,699
Overstock.com, Inc.*	271	4,260
PC-Tel, Inc.*	528	4,050
Perficient, Inc.*	345	4,143
QuinStreet, Inc.*	315	7,160
Rackspace Hosting, Inc.*	2,109	90,371
ReachLocal, Inc.*#	200	4,000
RealNetworks, Inc.*	2,061	7,667
S1 Corp.*	1,267	8,464
Saba Software, Inc.*	452	4,434
Safeguard Scientifics, Inc.*	450	9,158
Sapient Corp.*	2,248	25,740
Shutterfly, Inc.*	668	34,976
Sourcefire, Inc.*	570	15,681

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Stamps.com, Inc.	157	$2,096
support.com, Inc.*	1,139	5,911
TechTarget, Inc.*	500	4,455
TeleCommunication Systems, Inc., Class A*	746	3,074
Terremark Worldwide, Inc.*	1,326	25,194
The Knot, Inc.*	659	7,941
TIBCO Software, Inc.*	3,656	99,626
Travelzoo, Inc.*#	111	7,391
U.S. Auto Parts Network, Inc.*	338	2,941
United Online, Inc.	1,855	11,696
ValueClick, Inc.*	1,764	25,507
VASCO Data Security International, Inc.*	728	9,995
VirnetX Holding Corp.	800	15,928
Vitacost.com, Inc.*#	327	0
Vocus, Inc.*	381	9,853
Websense, Inc.*	999	22,947
Zix Corp.*	1,148	4,225

		960,949

Investment Companies — 0.9%
American Capital Ltd.*	7,296	72,231
Apollo Investment Corp.	4,306	51,930
Arlington Asset Investment Corp., Class A	100	3,044
BlackRock Kelso Capital Corp.#	1,670	16,917
Capital Southwest Corp.	59	5,400
Fifth Street Finance Corp.#	1,539	20,546
Gladstone Capital Corp.	412	4,660
Gladstone Investment Corp.	249	1,932
Golub Capital BDC, Inc.	207	3,267
Harris & Harris Group, Inc.*	362	1,948
Hercules Technology Growth Capital, Inc.	1,147	12,617
Main Street Capital Corp.#	447	8,247
MCG Capital Corp.	1,854	12,051
Medallion Financial Corp.	248	2,180
Medley Capital Group	400	4,872
MVC Capital, Inc.	481	6,599
NGP Capital Resources Co.	284	2,738
PennantPark Investment Corp.	1,058	12,611
Prospect Capital Corp.#	1,897	23,162
Solar Capital Ltd.	97	2,316
Solar Senior Capital Group	300	5,589
THL Credit, Inc.	200	2,734
TICC Capital Corp.#	544	5,913
Triangle Capital Corp.	466	8,416

		291,920

Iron & Steel — 0.0%
Metals USA Holdings Corp.*	200	3,274
Universal Stainless & Alloy Products, Inc.*	133	4,486

		7,760

Leisure Time — 0.5%
Ambassadors Group, Inc.	407	4,457
Arctic Cat, Inc.*	200	3,110
Brunswick Corp.	1,922	48,876
Callaway Golf Co.#	1,257	8,573
Interval Leisure Group, Inc.*	916	14,976
Life Time Fitness, Inc.*#	936	34,922

	Number of Shares	Value†

Leisure Time — (continued)
Marine Products Corp.*	160	$1,269
Multimedia Games, Inc.*	470	2,693
Polaris Industries, Inc.	745	64,830

		183,706

Lodging — 0.3%
Ameristar Casinos, Inc.	505	8,964
Boyd Gaming Corp.*	1,000	9,370
Gaylord Entertainment Co.*#	723	25,073
Marcus Corp.	433	4,720
Monarch Casino & Resort, Inc.*	185	1,924
Morgans Hotel Group Co.*	394	3,861
Orient-Express Hotels Ltd., Class A*#	2,245	27,771
Red Lion Hotels Corp.*	264	2,165

		83,848

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.*	429	15,997

Machinery — Diversified — 1.4%
Alamo Group, Inc.	117	3,212
Albany International Corp., Class A	532	13,247
Altra Holdings, Inc.*	603	14,243
Applied Industrial Technologies, Inc.	911	30,300
Briggs & Stratton Corp.	1,036	23,465
Cascade Corp.	228	10,164
Chart Industries, Inc.*	671	36,932
Cognex Corp.	894	25,255
Columbus McKinnon Corp.*	485	8,953
DXP Enterprises, Inc.*	122	2,816
Flow International Corp.*	1,208	5,303
Gerber Scientific, Inc.*	500	4,680
Intermec, Inc.*	935	10,089
Intevac, Inc.*	341	4,239
iRobot Corp.*	497	16,346
Kadant, Inc.*	199	5,212
Lindsay Corp.#	266	21,019
Middleby Corp.*	431	40,178
NACCO Industries, Inc., Class A	122	13,502
Nordson Corp.	769	88,481
Presstek, Inc.*	600	1,248
Robbins & Myers, Inc.	886	40,747
Sauer-Danfoss, Inc.*	219	11,154
Tecumseh Products Co., Class A*	413	4,138
Tennant Co.	406	17,068
The Gorman-Rupp Co.	221	8,705
Twin Disc, Inc.	235	7,572

		468,268

Media — 0.5%
A.H. Belo Corp., Class A*	400	3,344
Acacia Research - Acacia Technologies*	838	28,676
Belo Corp., Class A*	2,160	19,030
CKX, Inc.*	1,110	4,684
Courier Corp.	247	3,448
Crown Media Holdings, Inc., Class A*	217	503
Cumulus Media, Inc., Class A*#	700	3,038
Demand Media, Inc.	200	4,710

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Dex One Corp.*	900	$4,356
DG FastChannel, Inc.*	557	17,947
Dolan Media, Co.*	593	7,199
E.W. Scripps Co., Class A*	584	5,782
Entercom Communications Corp., Class A*	400	4,408
Entravision Communications Corp., Class A*	1,000	2,710
Fisher Communications, Inc.*	100	3,108
Gray Television, Inc.*	1,000	2,070
Journal Communications, Inc., Class A*	884	5,304
Lee Enterprises, Inc.*	900	2,430
LIN TV Corp., Class A*	472	2,799
LodgeNet Interactive Corp.*#	217	790
Martha Stewart Living Omnimedia, Inc., Class A*#	562	2,085
Media General, Inc., Class A*#	400	2,752
Nexstar Broadcasting Group	400	3,468
Outdoor Channel Holdings, Inc.*	26	194
PRIMEDIA, Inc.	292	1,422
Scholastic Corp.	600	16,224
Sinclair Broadcast Group, Inc., Class A	1,117	14,007
SuperMedia, Inc.*#	200	1,248
The McClatchy Co., Class A*#	1,100	3,740
Value Line, Inc.	23	340
World Wrestling Entertainment, Inc., Class A#	433	5,443

		177,259

Metal Fabricate/Hardware — 0.8%
A.M. Castle & Co.*	435	8,213
Ampco-Pittsburgh Corp.	214	5,902
CIRCOR International, Inc.	335	15,752
Dynamic Materials Corp.	290	8,105
Furmanite Corp.*	954	7,632
Haynes International, Inc.	275	15,249
Kaydon Corp.	778	30,490
L.B. Foster Co., Class A	266	11,467
Ladish Co., Inc.*	347	18,964
Lawson Products, Inc.	56	1,290
Mueller Industries, Inc.	779	28,527
Mueller Water Products, Inc., Class A	3,692	16,540
Northwest Pipe Co.*	183	4,196
Olympic Steel, Inc.	231	7,579
Omega Flex, Inc.*	59	794
RBC Bearings, Inc.*	488	18,656
RTI International Metals, Inc.*	613	19,095
Sun Hydraulics Corp.	306	13,189
Worthington Industries, Inc.	1,269	26,547

		258,187

Mining — 1.5%
Allied Nevada Gold Corp.*	1,664	59,039
AMCOL International Corp.	498	17,918
Capital Gold Corp.*	1,600	10,288
Century Aluminum Co.*	1,454	27,161
Coeur d’Alene Mines Corp.*	1,982	68,934
Contango Ore, Inc.*	20	370
General Moly, Inc.*#	1,499	8,065

	Number of Shares	Value†

Mining — (continued)
Globe Specialty Metals, Inc.	1,415	$32,205
Golden Star Resources Ltd.*	5,100	15,147
Hecla Mining Co.*#	5,990	54,389
Horsehead Holding Corp.*	883	15,055
Jaguar Mining, Inc.*	1,500	7,830
Kaiser Aluminum Corp.#	316	15,563
Materion Corp.*	457	18,645
Molycorp, Inc.*	600	36,012
Noranda Aluminium Holding Corp.*	300	4,815
Stillwater Mining Co.*	956	21,921
Thompson Creek Metals Co., Inc.*	3,500	43,890
United States Lime & Minerals, Inc.*	29	1,175
Uranium Energy Corp.*#	1,407	5,614
US Energy Corp.*	500	3,130
US Gold Corp.*#	2,023	17,863
USEC, Inc.*	2,404	10,578

		495,607

Miscellaneous Manufacturing — 2.0%
A. O. Smith Corp.	812	36,004
Actuant Corp., Class A	1,445	41,905
Acuity Brands, Inc.	1,006	58,841
American Railcar Industries, Inc.*	300	7,488
Ameron International Corp.	183	12,772
AZZ, Inc.	288	13,133
Barnes Group, Inc.#	1,165	24,325
Blount International, Inc.*	1,061	16,955
Ceradyne, Inc.*	518	23,351
CLARCOR, Inc.	1,150	51,669
Colfax Corp.*	502	11,521
Eastman Kodak Co.*#	6,184	19,974
EnPro Industries, Inc.*	466	16,925
ESCO Technologies, Inc.	534	20,372
Fabrinet*	300	6,048
Federal Signal Corp.	1,143	7,441
FreightCar America, Inc.*	270	8,778
GP Strategies Corp.*	296	4,026
Griffon Corp.*	856	11,239
Hexcel Corp.*	2,061	40,581
John Bean Technologies Corp.	629	12,096
Koppers Holdings, Inc.	453	19,343
LSB Industries, Inc.*	404	16,015
Lydall, Inc.*	300	2,667
Matthews International Corp., Class A	662	25,520
Metabolix, Inc.*#	490	5,150
Movado Group, Inc.*	360	5,285
Myers Industries, Inc.	725	7,199
NL Industries, Inc.	90	1,337
Park-Ohio Holdings Corp.*	200	4,132
PMFG, Inc.*#	486	10,371
Polypore International, Inc.*	529	30,460
Raven Industries, Inc.	384	23,585
Smith & Wesson Holding Corp.*	1,279	4,540
Standex International Corp.	300	11,367
STR Holdings, Inc.*#	525	10,069
Sturm Ruger & Co., Inc.	419	9,624
The Brink’s Co.	1,000	33,110

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Tredegar Corp.	465	$10,035
Trimas Corp.*	295	6,343

		681,596

Office Furnishings — 0.4%
Herman Miller, Inc.	1,232	33,867
HNI Corp.	1,009	31,844
Interface, Inc., Class A	1,118	20,672
Knoll, Inc.	1,028	21,547
Steelcase, Inc., Class A	1,716	19,528

		127,458

Oil & Gas — 3.0%
Abraxas Petroleum Corp.*	2,000	11,700
Alon USA Energy, Inc.	152	2,082
Apco Oil and Gas International, Inc.#	258	22,126
Approach Resources, Inc.*	341	11,458
ATP Oil & Gas Corp.*#	893	16,172
Berry Petroleum Co., Class A	1,188	59,935
Bill Barrett Corp.*	1,003	40,030
BPZ Resources, Inc.*#	2,283	12,123
Brigham Exploration Co.*	2,579	95,887
Callon Petroleum Co.*	1,000	7,770
CAMAC Energy, Inc.*	900	1,350
Carrizo Oil & Gas, Inc.*	760	28,067
Cheniere Energy, Inc.*#	1,430	13,313
Clayton Williams Energy, Inc.*	117	12,367
Contango Oil & Gas Co.*	303	19,162
CVR Energy, Inc.*	729	16,884
Delek US Holdings, Inc.	198	2,685
Delta Petroleum Corp.*	2,739	2,492
Endeavour International Corp.*	752	9,550
Energy Partners Ltd.*	700	12,600
Energy XXI Bermuda Ltd.*	1,620	55,242
Evolution Petroleum Corp.*	500	3,900
FX Energy, Inc.*	989	8,268
Gastar Exploration Ltd.*	1,500	7,290
Georesources, Inc.*#	357	11,163
GMX Resources, Inc.*	1,406	8,675
Goodrich Petroleum Corp.*#	581	12,910
Gulfport Energy Corp.*	663	23,967
Harvest Natural Resources, Inc.*	746	11,369
Hercules Offshore, Inc.*	2,705	17,880
Houston American Energy Corp.#	300	4,623
Isramco, Inc.*	21	1,365
Kodiak Oil & Gas Corp.*	3,900	26,130
Magnum Hunter Resources Corp.*#	1,500	12,855
McMoran Exploration Co.*	2,176	38,537
Miller Petroleum, Inc.*#	400	2,000
Northern Oil & Gas, Inc.*	1,213	32,387
Oasis Petroleum, Inc.*	1,100	34,782
Panhandle Oil and Gas, Inc., Class A	117	3,703
Parker Drilling Co.*	2,602	17,980
Penn Virginia Corp.	1,012	17,164
Petroleum Development Corp.*	513	24,629
Petroquest Energy, Inc.*#	1,039	9,725
Pioneer Drilling Co.*	1,250	17,250
RAM Energy Resources, Inc.*	1,100	2,288

	Number of Shares	Value†

Oil & Gas — (continued)
Resolute Energy Corp.*	900	$16,326
Rex Energy Corp.*	637	7,421
Rosetta Resources, Inc.*	1,190	56,573
Stone Energy Corp.*	903	30,133
Swift Energy Co.*	882	37,644
TransAtlantic Petroleum Ltd.*#	3,700	11,470
Vaalco Energy, Inc.*	1,230	9,545
Vantage Drilling Co.*	3,690	6,642
Venoco, Inc.*	386	6,597
W&T Offshore, Inc.	762	17,366
Warren Resources, Inc.*	1,705	8,678
Western Refining, Inc.*	1,237	20,967

		1,033,197

Oil & Gas Services — 1.7%
Basic Energy Services, Inc.*	488	12,449
Cal Dive International, Inc.*	2,189	15,279
CARBO Ceramics, Inc.#	466	65,762
Complete Production Services, Inc.*	1,766	56,177
Dawson Geophysical Co.*	215	9,434
Dril-Quip, Inc.*	760	60,063
Global Geophysical Services, Inc.*	300	4,338
Global Industries Ltd.*	2,313	22,644
Gulf Island Fabrication, Inc.	318	10,230
Helix Energy Solutions Group, Inc.*	2,300	39,560
Hornbeck Offshore Services, Inc.*#	517	15,950
ION Geophysical Corp.*	2,707	34,352
Key Energy Services, Inc.*	2,822	43,882
Lufkin Industries, Inc.	672	62,812
Matrix Service Co.*	687	9,549
Natural Gas Services Group, Inc.*	294	5,221
Newpark Resources, Inc.*	2,112	16,600
OYO Geospace Corp.*	88	8,675
RPC, Inc.#	1,041	26,358
Targa Resources Corp.	400	14,496
Tesco Corp.*	700	15,365
Tetra Technologies, Inc.*	1,726	26,580
Union Drilling, Inc.*	183	1,876
Willbros Group, Inc.*	1,017	11,106

		588,758

Packaging and Containers — 0.4%
AEP Industries, Inc.*	38	1,129
Graham Packaging Co., Inc.*	406	7,077
Graphic Packaging Holding Co.*	2,787	15,105
Rock-Tenn Co., Class A#	894	61,999
Silgan Holdings, Inc.	1,192	45,463

		130,773

Pharmaceuticals — 2.4%
Acura Pharmaceuticals, Inc.*#	153	483
Aegrion Pharmaceuticals, Inc.	200	3,314
Akorn, Inc.*	1,018	5,874
Alexza Pharmaceuticals, Inc.*	800	1,360
Alkermes, Inc.*#	2,126	27,532
Allos Therapeutics, Inc.*	1,315	4,169
Anacor Pharmaceuticals, Inc.*	500	3,460
Antares Pharma, Inc.*	1,400	2,520

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Aoxing Pharmaceutical Co., Inc.*#	600	$1,296
Ardea Biosciences, Inc.*	326	9,353
Array Biopharma, Inc.*	1,148	3,513
Auxilium Pharmaceuticals, Inc.*#	965	20,719
AVANIR Pharmaceuticals, Inc., Class A*#	2,277	9,290
AVI BioPharma, Inc.*#	2,368	4,428
Biodel, Inc.*#	284	596
BioScrip, Inc.*	511	2,407
Biospecifics Technologies Corp.*	69	1,760
Cadence Pharmaceuticals, Inc.*#	814	7,497
Caraco Pharmaceutical Laboratories Ltd.*	228	1,186
Catalyst Health Solutions, Inc.*	854	47,764
Corcept Therapeutics, Inc.*	700	2,975
Cornerstone Therapeutics, Inc.*	127	841
Cumberland Pharmaceuticals, Inc.*	160	885
Cytori Therapeutics, Inc.*#	810	6,342
Depomed, Inc.*#	1,183	11,877
Durect Corp.*	1,856	6,682
Dyax Corp.*	1,720	2,769
Endocyte, Inc.	500	4,285
Furiex Pharmaceuticals, Inc.*	200	3,376
Hi-Tech Pharmacal Co, Inc.*	155	3,120
Idenix Pharmaceuticals, Inc.*	593	1,969
Impax Laboratories, Inc.*	1,480	37,666
Infinity Pharmaceuticals, Inc.*	328	1,929
Inspire Pharmaceuticals, Inc.*	1,508	5,972
Ironwood Pharmaceuticals, Inc.*	561	7,854
Isis Pharmaceuticals, Inc.*#	2,147	19,409
Jazz Pharmaceuticals, Inc.*	300	9,555
Keryx Biopharmaceuticals, Inc.*	1,000	5,000
Lannett Co, Inc.*	197	1,099
MannKind Corp.*#	1,204	4,395
MAP Pharmaceuticals, Inc.*	400	5,516
Medicis Pharmaceutical Corp., Class A	1,381	44,247
Medivation, Inc.*	764	14,241
Nabi Biopharmaceuticals*	913	5,305
Nature’s Sunshine Products, Inc.*	200	1,792
Nektar Therapeutics*#	2,533	23,988
Neogen Corp.*	468	19,366
Neurocrine Biosciences, Inc.*	977	7,415
NeurogesX, Inc.*	199	806
Nutraceutical International Corp.*	196	2,936
Obagi Medical Products, Inc.*	351	4,437
Onyx Pharmaceuticals, Inc.*	1,328	46,719
Opko Health, Inc.*#	1,876	6,997
Optimer Pharmaceuticals, Inc.*	795	9,405
Orexigen Therapeutics, Inc.*#	588	1,652
Osiris Therapeutics, Inc.*	373	2,708
Pain Therapeutics, Inc.*	779	7,447
Par Pharmaceutical Cos., Inc.*	714	22,191
Pharmacyclics, Inc.*	700	4,123
Pharmasset, Inc.*	686	53,995
PharMerica Corp.*	520	5,949
Pozen, Inc.*#	302	1,622
Progenics Pharmaceuticals, Inc.*	601	3,714
Questcor Pharmaceuticals, Inc.*	1,176	16,946

	Number of Shares	Value†

Pharmaceuticals — (continued)
Rigel Pharmaceuticals, Inc.*	990	$7,039
Salix Pharmaceuticals Ltd.*#	1,244	43,577
Santarus, Inc.*	1,297	4,436
Savient Pharmaceuticals, Inc.*	1,352	14,331
Schiff Nutrition International, Inc.	157	1,430
Sciclone Pharmaceuticals, Inc.*	677	2,735
SIGA Technologies, Inc.*	685	8,288
Somaxon Pharmaceuticals, Inc.*#	600	1,698
Spectrum Pharmaceuticals, Inc.*	1,014	9,014
Sucampo Pharmaceuticals, Inc., Class A*	171	718
Synta Pharmaceuticals Corp.*	721	3,792
Synutra International, Inc.*#	311	3,576
Targacept, Inc.*#	603	16,034
Theravance, Inc.*	1,449	35,095
USANA Health Sciences, Inc.*	124	4,279
Vanda Pharmaceuticals, Inc.*	741	5,402
Viropharma, Inc.*	1,778	35,382
Vivus, Inc.*#	1,751	10,839
XenoPort, Inc.*	427	2,532
Zalicus, Inc.*	1,600	3,872

		824,107

Pipelines — 0.0%
Crosstex Energy, Inc.	964	9,592

Real Estate — 0.2%
American Asset Trust	800	17,016
Avatar Holdings, Inc.*	195	3,859
Consolidated-Tomoka Land Co.	124	4,018
Forestar Real Estate Group, Inc.*	863	16,414
HFF, Inc., Class A*	400	6,016
Kennedy-Wilson Holdings, Inc.*	400	4,344
Retail Opportunity Investments Corp.#	1,000	10,940
Summitt Hotel Properties	700	6,958
Terreno Realty Corp.*	175	3,015
Thomas Properties Group, Inc.*	700	2,345
United Capital Corp.*	36	1,019

		75,944

Retail — 4.8%
99 Cents Only Stores*	1,086	21,286
AFC Enterprises*	559	8,458
America’s Car-Mart, Inc.*	227	5,852
Ann, Inc.*#	1,251	36,417
Asbury Automotive Group, Inc.*	549	10,151
Ascena Retail Group, Inc.*	1,369	44,369
Barnes & Noble, Inc.#	700	6,433
Bebe Stores, Inc.	717	4,194
Big 5 Sporting Goods Corp.	381	4,542
Biglari Holdings, Inc.*	29	12,283
BJ’s Restaurants, Inc.*	524	20,609
Bob Evans Farms, Inc.	642	20,929
Body Central Corp.*	200	4,646
Books-A-Million, Inc.	149	615
Bravo Brio Restaurant Group, Inc.*	300	5,307
Brown Shoe Co., Inc.#	954	11,658
Buffalo Wild Wings, Inc.*	447	24,330
Build-A-Bear Workshop, Inc.*	260	1,573

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Cabela’s, Inc.*	886	$22,159
California Pizza Kitchen, Inc.*	332	5,604
Caribou Coffee Co., Inc.*	205	2,085
Carrols Restaurant Group, Inc.*	213	1,974
Casey’s General Stores, Inc.	817	31,863
Cash America International, Inc.	625	28,781
Casual Male Retail Group, Inc.*	800	3,928
CEC Entertainment, Inc.	410	15,469
Charming Shoppes, Inc.*#	2,209	9,410
Christopher & Banks Corp.	737	4,776
Citi Trends, Inc.*	303	6,754
Coinstar, Inc.*#	740	33,981
Coldwater Creek, Inc.*	991	2,616
Collective Brands, Inc.*	1,408	30,385
Conn’s, Inc.*	204	914
Cracker Barrel Old Country Store, Inc.	506	24,865
Denny’s Corp.*	2,352	9,549
Destination Maternity Corp.	178	4,106
Dillard’s, Inc., Class A#	936	37,552
DineEquity, Inc.*	371	20,398
Domino’s Pizza, Inc.*	866	15,960
DSW, Inc., Class A*#	306	12,228
Einstein Noah Restaurant Group, Inc.	84	1,368
Express, Inc.	300	5,862
Ezcorp, Inc., Class A*	1,010	31,704
First Cash Financial Services, Inc.*	662	25,553
Fred’s, Inc., Class A	798	10,629
Gaiam, Inc., Class A	287	1,894
Genesco, Inc.*	495	19,899
Gordmans Stores, Inc.*	200	3,546
Group 1 Automotive, Inc.	507	21,700
Haverty Furniture Cos., Inc.	550	7,293
Hhgregg, Inc.*#	276	3,696
Hibbett Sports, Inc.*	623	22,310
Hot Topic, Inc.	1,095	6,241
HSN, Inc.*	840	26,905
Jack in the Box, Inc.*	1,214	27,533
Jamba, Inc.*	1,100	2,420
Jos. A. Bank Clothiers, Inc.*#	599	30,477
Kenneth Cole Productions, Inc., Class A*	158	2,049
Kirkland’s, Inc.*	427	6,593
Krispy Kreme Doughnuts, Inc.*	1,322	9,307
Lithia Motors, Inc., Class A	494	7,202
Liz Claiborne, Inc.*#	2,039	10,990
Lumber Liquidators Holdings, Inc.*	433	10,821
MarineMax, Inc.*	400	3,944
McCormick & Schmick’s Seafood Restaurants, Inc.*	268	1,935
New York & Co., Inc.*	583	4,087
Nu Skin Enterprises, Inc., Class A	1,110	31,912
O’Charleys, Inc.*	486	2,901
OfficeMax, Inc.*	1,774	22,956
Pacific Sunwear of California, Inc.*	1,360	4,910
Papa John’s International, Inc.*	455	14,410
PC Connection, Inc.*	165	1,462
Penske Automotive Group, Inc.*	1,000	20,020

	Number of Shares	Value†

Retail — (continued)
PetMed Express, Inc.#	413	$6,550
PF Chang’s China Bistro, Inc.	525	24,250
Pier 1 Imports, Inc.*#	2,244	22,777
Pricesmart, Inc.	331	12,128
Red Robin Gourmet Burgers, Inc.*	420	11,298
Regis Corp.	1,220	21,643
Retail Ventures, Inc.*	544	9,384
Rite Aid Corp.*	13,000	13,780
Ruby Tuesday, Inc.*	1,513	19,835
Rue21, Inc.*#	279	8,035
Rush Enterprises, Inc., Class A*	735	14,553
Ruth’s Hospitality Group, Inc.*	495	2,554
Saks, Inc.*#	3,009	34,032
Sally Beauty Holdings, Inc.*#	2,195	30,752
Shoe Carnival, Inc.*	139	3,899
Sonic Automotive, Inc., Class A#	934	13,085
Sonic Corp.*	1,132	10,245
Stage Stores, Inc.	881	16,933
Stein Mart, Inc.	761	7,694
Steinway Musical Instruments, Inc.*	125	2,776
Susser Holdings Corp.*	100	1,309
Systemax, Inc.*	262	3,542
Talbots, Inc.*	1,494	9,024
Texas Roadhouse, Inc.	1,170	19,878
The Bon-Ton Stores, Inc.*#	200	3,100
The Buckle, Inc.	549	22,180
The Cato Corp., Class A	605	14,822
The Cheesecake Factory, Inc.*	1,303	39,207
The Children’s Place Retail Stores, Inc.*	583	29,051
The Finish Line, Inc., Class A#	1,171	23,244
The Men’s Wearhouse, Inc.	1,181	31,958
The Pantry, Inc.*	454	6,733
The Pep Boys - Manny, Moe, & Jack	1,205	15,316
The Wet Seal, Inc., Class A*	2,604	11,145
Tuesday Morning Corp.*	429	2,102
Ulta Salon Cosmetics & Fragrance, Inc.*	658	31,670
Vera Bradley, Inc.*#	300	12,663
Vitamin Shoppe, Inc.*	300	10,149
West Marine, Inc.*	264	2,754
Winmark Corp.	100	4,613
World Fuel Services Corp.	1,470	59,697
Zumiez, Inc.*#	503	13,294

		1,627,192

Savings & Loans — 0.9%
Abington Bancorp, Inc.	567	6,934
Astoria Financial Corp.	1,801	25,880
BankFinancial Corp.	609	5,597
Beneficial Mutual Bancorp, Inc.*	649	5,594
Berkshire Hills Bancorp, Inc.	302	6,297
BofI Holding, Inc.*	100	1,552
Brookline Bancorp, Inc.	1,268	13,352
Clifton Savings Bancorp, Inc.	150	1,780
Danvers Bancorp, Inc.	380	8,140
Dime Community Bancshares	530	7,823
ESB Financial Corp.	162	2,393
ESSA Bancorp, Inc.	319	4,211

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
First Financial Holdings, Inc.	319	$3,608
Flagstar Bancorp, Inc.*	840	1,260
Flushing Financial Corp.	638	9,506
Fox Chase Bancorp, Inc.	120	1,670
Home Bancorp, Inc.*#	161	2,466
Home Federal Bancorp, Inc.	253	2,980
Investors Bancorp, Inc.*	1,156	17,213
Kaiser Federal Financial Group, Inc.	62	763
Kearny Financial Corp.	152	1,525
Meridian Interstate Bancorp, Inc.*	139	1,953
NASB Financial, Inc.*#	55	890
NewAlliance Bancshares, Inc.	2,246	33,331
Northfield Bancorp, Inc.	423	5,837
Northwest Bancshares, Inc.	2,506	31,425
OceanFirst Financial Corp.	327	4,562
Oritani Financial Corp.	1,318	16,712
Provident Financial Services, Inc.	1,302	19,270
Provident New York Bancorp	951	9,814
Rockville Financial, Inc.	230	2,399
Roma Financial Corp.	126	1,395
Territorial Bancorp, Inc.	243	4,841
United Financial Bancorp, Inc.	440	7,264
Viewpoint Financial Group	366	4,758
Waterstone Financial, Inc.*	155	476
Westfield Financial, Inc.	784	7,103
WSFS Financial Corp.	157	7,395

		289,969

Semiconductors — 2.9%
Advanced Analogic Technologies, Inc.*	1,025	3,874
Amkor Technology, Inc.*	2,511	16,924
Anadigics, Inc.*	1,379	6,178
Applied Micro Circuits Corp.*	1,358	14,096
ATMI, Inc.*	648	12,234
Axcelis Technologies, Inc.*	2,000	5,300
AXT, Inc.*	600	4,302
Brooks Automation, Inc.*	1,452	19,936
Cabot Microelectronics Corp.*	561	29,312
Cavium Networks, Inc.*#	1,001	44,975
CEVA, Inc.*	481	12,857
Cirrus Logic, Inc.*	1,566	32,933
Cohu, Inc.	504	7,741
Conexant Systems, Inc.*#	1,500	3,570
Diodes, Inc.*	753	25,647
DSP Group, Inc.*	557	4,289
Emulex Corp.*	1,944	20,742
Entegris, Inc.*	2,870	25,170
Entropic Communications, Inc.*#	1,532	12,945
Exar Corp.*	732	4,407
FormFactor, Inc.*	1,172	12,072
FSI International, Inc.*	600	2,628
GSI Technology, Inc.*	359	3,263
GT Solar International, Inc.*#	1,414	15,073
Hittite Microwave Corp.*	666	42,471
Inphi Corp.*#	200	4,202
Integrated Device Technology, Inc.*	3,400	25,058
Integrated Silicon Solution, Inc.*	500	4,635

	Number of Shares	Value†

Semiconductors — (continued)
IXYS Corp.*	566	$7,601
Kopin Corp.*#	1,507	6,917
Kulicke & Soffa Industries, Inc.*	1,706	15,951
Lattice Semiconductor Corp.*	2,724	16,072
LTX-Credence Corp.*	866	7,907
Mattson Technology, Inc.*	900	2,196
MaxLinear, Inc., Class A*	100	817
Micrel, Inc.	1,245	16,783
Microsemi Corp.*	1,886	39,059
Mindspeed Technologies, Inc.*	600	5,076
MIPS Technologies, Inc.*#	1,058	11,098
MKS Instruments, Inc.	1,074	35,764
Monolithic Power Systems, Inc.*	767	10,884
MoSys, Inc.*	500	3,005
Nanometrics, Inc.*	300	5,427
Netlogic Microsystems, Inc.*	1,400	58,828
Omnivision Technologies, Inc.*	1,203	42,743
Pericom Semiconductor Corp.*	646	6,699
Photronics, Inc.*	1,192	10,692
PLX Technology, Inc.*	360	1,314
Power Integrations, Inc.#	495	18,973
Richardson Electronics Ltd.	300	3,954
Rubicon Technology, Inc.*#	323	8,941
Rudolph Technologies, Inc.*	854	9,343
Semtech Corp.*	1,309	32,751
Sigma Designs, Inc.*	777	10,062
Silicon Image, Inc.*	1,839	16,496
Standard Microsystems Corp.*	456	11,245
Supertex, Inc.*	160	3,565
Tessera Technologies, Inc.*	1,110	20,269
TriQuint Semiconductor, Inc.*	3,349	43,236
Ultra Clean Holdings*	400	4,136
Ultratech, Inc.*	516	15,170
Veeco Instruments, Inc.*	899	45,705
Volterra Semiconductor Corp.*	491	12,192
Zoran Corp.*	1,215	12,624

		990,329

Software — 3.6%
Accelrys, Inc.*	966	7,728
ACI Worldwide, Inc.*	736	24,141
Actuate Corp.*	940	4,888
Acxiom Corp.*	1,367	19,616
Advent Software, Inc.*	720	20,642
American Software, Inc., Class A	593	4,376
Ariba, Inc.*	1,949	66,539
Aspen Technology, Inc.*	1,400	20,986
athenahealth, Inc.*#	779	35,156
Avid Technology, Inc.*	749	16,703
Blackbaud, Inc.#	950	25,878
Blackboard, Inc.*#	773	28,014
Bottomline Technologies, Inc.*	797	20,037
CDC Corp.*	600	1,530
CommVault Systems, Inc.*	930	37,088
Computer Programs & Systems, Inc.	247	15,877
Concur Technologies, Inc.*#	922	51,125
CSG Systems International, Inc.*	781	15,573

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Deltek, Inc.*	394	$2,994
DemandTec, Inc.*	503	6,619
Digi International, Inc.*	657	6,938
DynaVox, Inc., Class A*	200	1,104
Ebix, Inc.*#	736	17,406
Envestnet, Inc.*	300	4,032
Epicor Software Corp.*	1,134	12,553
EPIQ Systems, Inc.	668	9,592
Epocrates, Inc.	200	3,960
Fair Isaac Corp.#	867	27,406
FalconStor Software, Inc.*	626	2,848
Global Defense Technology & Systems, Inc.*	100	2,422
Guidance Software, Inc.*	400	3,352
InnerWorkings, Inc.*#	424	3,129
Interactive Intelligence, Inc.*	297	11,497
JDA Software Group, Inc.*	1,011	30,593
Lawson Software, Inc.*	3,115	37,691
Mantech International Corp., Class A*	539	22,854
MedAssets, Inc.*	948	14,476
Medidata Solutions, Inc.*	344	8,796
MicroStrategy, Inc., Class A*	172	23,131
Monotype Imaging Holdings, Inc.*	599	8,686
NetSuite, Inc.*	385	11,196
Omnicell, Inc.*	661	10,074
OPNET Technologies, Inc.	290	11,307
Parametric Technology Corp.*	2,659	59,801
PDF Solutions, Inc.*	500	3,325
PegaSystems, Inc.#	330	12,520
Progress Software Corp.*	1,509	43,897
PROS Holdings, Inc.*	517	7,533
QAD, Inc.*	23	237
QAD, Inc.*	92	991
QLIK Technologies, Inc.*	300	7,800
Quality Systems, Inc.#	452	37,670
Quest Software, Inc.*	1,309	33,236
RealPage, Inc.*	300	8,319
Renaissance Learning, Inc.	146	1,716
RightNow Technologies, Inc.*	500	15,650
Rosetta Stone, Inc.*	202	2,668
Schawk, Inc.	187	3,635
Seachange International, Inc.*	773	7,344
Smith Micro Software, Inc.*	576	5,391
SolarWinds, Inc.*	808	18,956
SS&C Technologies Holdings, Inc.*	200	4,084
Synchronoss Technologies, Inc.*	466	16,193
SYNNEX Corp.*	494	16,169
Take-Two Interactive Software, Inc.*#	1,544	23,731
Taleo Corp., Class A*	901	32,121
The Ultimate Software Group, Inc.*	611	35,896
THQ, Inc.*#	1,261	5,750
Trident Microsystems, Inc.*	1,017	1,170
Tyler Technologies, Inc.*	676	16,028
VeriFone Systems, Inc.*	1,876	103,086

		1,235,470

	Number of Shares	Value†

Storage & Warehousing — 0.1%
Mobile Mini, Inc.*	777	$18,664

Telecommunications — 3.1%
Acme Packet, Inc.*	1,047	74,295
Adtran, Inc.	1,421	60,336
Alaska Communications Systems Group, Inc.#	947	10,086
Anaren, Inc.*	312	6,271
Anixter International, Inc.	634	44,310
Arris Group, Inc.*	2,787	35,506
Aruba Networks, Inc.*#	1,662	56,242
Atlantic Tele-Network, Inc.	249	9,260
Aviat Networks, Inc.*	1,462	7,559
BigBand Networks, Inc.*	898	2,290
Black Box Corp.	354	12,443
Calix, Inc.*	287	5,829
Cbeyond, Inc.*	568	6,629
Cincinnati Bell, Inc.*	4,437	11,891
Comtech Telecommunications Corp.	592	16,091
Consolidated Communications Holdings, Inc.	570	10,676
DigitalGlobe, Inc.*	545	15,276
EMS Technologies, Inc.*	323	6,349
Extreme Networks, Inc.*	1,947	6,814
FiberTower Corp.*	900	1,809
Finisar Corp.*#	2,000	49,200
General Communication, Inc., Class A*	986	10,787
GeoEye, Inc.*	447	18,586
Global Crossing Ltd.*#	603	8,394
Globalstar, Inc.*	1,400	1,778
Globecomm Systems, Inc.*	500	6,165
Harmonic, Inc.*	2,494	23,394
Hughes Communications, Inc.*	250	14,917
Hypercom Corp.*	900	10,827
ICO Global Communications Holdings Ltd.*	1,800	4,806
IDT Corp., Class B#	300	8,085
Infinera Corp.*	1,894	15,891
InterDigital, Inc.#	993	47,376
IPG Photonics Corp.*	585	33,743
Iridium Communications, Inc.*#	600	4,782
Ixia*	813	12,910
Knology, Inc.*	636	8,211
KVH Industries, Inc.*	354	5,352
LogMeIn, Inc.*	347	14,630
Loral Space & Communications, Inc.*	246	19,077
Meru Networks, Inc.*#	200	4,062
Motricity, Inc.*#	200	3,006
Netgear, Inc.*	763	24,752
Network Equipment Technologies, Inc.*	325	1,225
Neutral Tandem, Inc.*#	626	9,233
Novatel Wireless, Inc.*	601	3,281
NTELOS Holdings Corp.	564	10,383
Oclaro, Inc.*#	1,100	12,661
Oplink Communications, Inc.*	373	7,270
Opnext, Inc.*	580	1,409
PAETEC Holding Corp.*	2,323	7,759
Plantronics, Inc.	1,101	40,319

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Powerwave Technologies, Inc.*	4,052	$18,274
Preformed Line Products Co.	45	3,113
Premiere Global Services, Inc.*	1,064	8,108
RF Micro Devices, Inc.*	5,675	36,377
Rignet, Inc.	200	3,636
SAVVIS, Inc.*	822	30,488
Shenandoah Telecommunications Co.	559	10,096
ShoreTel, Inc.*	981	8,074
Sonus Networks, Inc.*	4,915	18,480
Sycamore Networks, Inc.	375	9,161
Symmetricom, Inc.*	959	5,879
Tekelec*	1,342	10,897
Telenavinc	300	3,561
Tessco Technologies, Inc.	100	1,150
USA Mobility, Inc.	512	7,419
Utstarcom, Inc.*	3,166	7,440
Viasat, Inc.*	724	28,844
Vonage Holdings Corp.*	2,700	12,312

		1,067,542

Textiles — 0.1%
Culp, Inc.*	200	1,856
G&K Services, Inc., Class A	407	13,533
Unifirst Corp.	277	14,684

		30,073

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.*#	584	11,301
Leapfrog Enterprises, Inc.*	876	3,784
RC2 Corp.*	412	11,577

		26,662

Transportation — 1.6%
Air Transport Services Group, Inc.*	985	8,323
Arkansas Best Corp.	632	16,381
Atlas Air Worldwide Holdings, Inc.*	548	38,207
Baltic Trading Ltd.	300	2,736
Bristow Group, Inc.*	832	39,354
CAI International, Inc.*	260	6,724
Celadon Group, Inc.*	435	7,064
DHT Maritime, Inc.	1,126	5,416
Eagle Bulk Shipping, Inc.*	1,220	4,538
Echo Global Logistics, Inc.*#	200	2,626
Excel Maritime Carriers Ltd.*	700	3,003
Forward Air Corp.	596	18,255
Genco Shipping & Trading Ltd.*	511	5,503
General Maritime Corp.#	1,577	3,233
Genesee & Wyoming, Inc., Class A*	912	53,078
Golar LNG Ltd.#	806	20,617
Gulfmark Offshore, Inc., Class A*	479	21,320
Heartland Express, Inc.#	1,167	20,493
Horizon Lines, Inc., Class A	703	598
HUB Group, Inc., Class A*	868	31,413
International Shipholding Corp.	141	3,511
Knight Transportation, Inc.	1,406	27,066
Knightsbridge Tankers Ltd.#	574	14,373
Marten Transport Ltd.	434	9,678
Nordic American Tanker Shipping	1,067	26,504

	Number of Shares	Value†

Transportation — (continued)
Old Dominion Freight Line, Inc.*	939	$32,950
Overseas Shipholding Group, Inc.	600	19,284
Pacer International, Inc.*	687	3,614
Patriot Transportation Holding, Inc.*	69	1,846
PHI, Inc.*	293	6,481
Quality Distribution, Inc.*	400	4,740
RailAmerica, Inc.*	456	7,770
Roadrunner Transportation Systems, Inc.*	200	3,000
Saia, Inc.*	274	4,491
Scorpio Tankers, Inc.*	300	3,096
Ship Finance International Ltd.	1,084	22,471
Teekay Tankers Ltd., Class A	793	8,295
Ultrapetrol (Bahamas) Ltd.*#	435	2,210
Universal Truckload Services, Inc.*	100	1,725
USA Truck, Inc.*	140	1,820
Werner Enterprises, Inc.#	1,023	27,079

		540,886

Trucking and Leasing — 0.2%
Aircastle Ltd.	1,196	14,436
Amerco, Inc.*	195	18,915
Greenbrier Cos., Inc.*	547	15,524
TAL International Group, Inc.	393	14,254
Textainer Group Holdings Ltd.	212	7,878

		71,007

Water — 0.2%
American States Water Co.	412	14,774
Artesian Resources Corp., Class A	113	2,202
California Water Service Group	444	16,503
Connecticut Water Service, Inc.	119	3,136
Consolidated Water Co., Inc.	312	3,401
Middlesex Water Co.	271	4,930
Pico Holdings, Inc.*	492	14,790
SJW Corp.	288	6,667
York Water Co.	297	5,171

		71,574

TOTAL COMMON STOCKS (Cost $18,329,234)		25,979,743

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Apartments — 0.7%
American Campus Communities, Inc.	1,426	47,058
Associated Estates Realty Corp.	956	15,182
Campus Crest Communities, Inc.	700	8,281
Education Realty Trust, Inc.	1,705	13,691
Home Properties, Inc.	841	49,577
Mid-America Apartment Communities, Inc.	831	53,350
Post Properties, Inc.	1,069	41,958

		229,097

Building & Real Estate — 1.8%
Agree Realty Corp.#	196	4,400
Alexander’s, Inc.	44	17,906
American Capital Agency Corp.	2,750	80,135
Anworth Mortgage Asset Corp.	2,695	19,108
Apollo Commercial Real Estate Finance, Inc.	400	6,540

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Building & Real Estate — (continued)
Capstead Mortgage Corp.#	1,461	$18,672
Colony Financial, Inc.	416	7,833
Coresite Realty Corp.	500	7,920
CreXus Investment Corp.	161	1,839
Cypress Sharpridge Investments, Inc.#	1,627	20,630
Dynex Capital, Inc.	607	6,106
Equity Lifestyle Properties, Inc.	612	35,282
Getty Realty Corp.#	463	10,593
Government Properties Income Trust	550	14,773
Hatteras Financial Corp.	1,630	45,836
Invesco Mortgage Capital, Inc.	1,675	36,599
iStar Financial, Inc.*	2,118	19,443
MFA Financial, Inc.	7,838	64,272
National Retail Properties, Inc.#	1,869	48,837
Newcastle Investment Corp.*	1,900	11,476
NorthStar Realty Finance Corp.	1,321	7,067
Pennymac Mortgage Investment Trust	592	10,887
RAIT Financial Trust#	2,718	6,686
Redwood Trust, Inc.#	1,802	28,021
Resource Capital Corp.#	1,200	7,908
Starwood Property Trust, Inc.#	1,530	34,119
Sun Communities, Inc.#	460	16,399
Two Harbors Investment Corp.	1,700	17,799
UMH Properties, Inc.	168	1,670
Walter Investment Management Corp.	648	10,452

		619,208

Diversified — 0.1%
Entertainment Properties Trust#	983	46,024

Factory Outlets — 0.1%
Tanger Factory Outlet Centers, Inc.	1,770	46,445

Forest Products & Paper — 0.1%
Potlatch Corp.	930	37,386

Healthcare — 0.5%
Cogdell Spencer, Inc.	734	4,360
Healthcare Realty Trust, Inc.	1,462	33,187
LTC Properties, Inc.	717	20,320
Medical Properties Trust, Inc.	2,407	27,849
National Health Investors, Inc.	548	26,260
Omega Healthcare Investors, Inc.	2,147	47,964
Sabra Healthcare Reit, Inc.#	518	9,122
Universal Health Realty Income Trust	220	8,917

		177,979

Hotels & Resorts — 0.6%
Ashford Hospitality Trust, Inc.#	1,120	12,342
Chesapeake Lodging Trust	589	10,254
DiamondRock Hospitality Co.	3,553	39,687
FelCor Lodging Trust, Inc.*	2,318	14,209
Hersha Hospitality Trust	3,073	18,254
LaSalle Hotel Properties#	1,769	47,763
Pebblebrook Hotel Trust	826	18,296
Strategic Hotels & Resorts, Inc.*	2,937	18,944
Sunstone Hotel Investors, Inc.*	2,552	26,005

		205,754

	Number of Shares	Value†

Industrial — 0.3%
DCT Industrial Trust, Inc.	5,535	$30,719
EastGroup Properties, Inc.	575	25,283
First Industrial Realty Trust, Inc.*#	1,863	22,151
First Potomac Realty Trust	1,126	17,735
Monmouth Real Estate Investment Corp., Class A	581	4,770

		100,658

Mixed Industrial/Office — 0.6%
CapLease, Inc.	1,035	5,672
Colonial Properties Trust	1,664	32,032
Cousins Properties, Inc.	2,061	17,209
Dupont Fabros Technology, Inc.#	986	23,911
Gladstone Commercial Corp.	152	2,772
Investors Real Estate Trust#	1,818	17,271
Lexington Realty Trust#	2,515	23,515
Mission West Properties, Inc.	287	1,886
One Liberty Properties, Inc.	203	3,061
PS Business Parks, Inc.	465	26,942
Washington Real Estate Investment Trust	1,429	44,428
Winthrop Realty Trust	377	4,618

		203,317

Office Property — 0.6%
BioMed Realty Trust, Inc.#	2,928	55,691
Franklin Street Properties Corp.	1,445	20,331
Highwoods Properties, Inc.#	1,584	55,456
Hudson Pacific Properties, Inc.#	400	5,880
Kilroy Realty Corp.	1,240	48,149
MPG Office Trust, Inc.*#	900	3,339
Parkway Properties, Inc.	393	6,681

		195,527

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	3,064	53,375
Glimcher Realty Trust#	2,287	21,155
Pennsylvania Real Estate Investment Trust	1,203	17,167

		91,697

Storage & Warehousing — 0.3%
Extra Space Storage, Inc.	1,951	40,405
Sovran Self Storage, Inc.	582	23,018
U-Store-It Trust	2,156	22,681

		86,104

Strip Centers — 0.3%
Acadia Realty Trust	862	16,309
Cedar Shopping Centers, Inc.	1,026	6,187
Equity One, Inc.#	936	17,569
Excel Trust, Inc.	300	3,537
Inland Real Estate Corp.#	1,788	17,057
Kite Realty Group Trust	1,107	5,878
Ramco-Gershenson Properties Trust	941	11,791
Saul Centers, Inc.	151	6,727
Urstadt Biddle Properties, Inc., Class A	516	9,814

		94,869

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,671,026)		2,134,065

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

SMALL CAP INDEX FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.045%, 05/19/11	$10	$9,999
0.050%, 05/19/11	20	19,999
0.070%, 05/19/11	22	21,998
0.080%, 05/19/11	15	14,999
0.085%, 04/07/11	5	5,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,995)		71,995

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	558,254	558,254
BlackRock Liquidity Funds TempFund - Institutional Shares	558,253	558,253

TOTAL SHORT-TERM INVESTMENTS (Cost $1,116,507)		1,116,507

SECURITIES LENDING COLLATERAL — 13.7%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011 (Cost $4,642,777)	4,642,777	4,642,777

TOTAL INVESTMENTS — 100.0% (Cost $25,831,539)(a)		$33,945,087

~	Fair valued security. The total market value of fair valued securities at March 31, 2011 is $276.
†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $26,135,698. Net unrealized appreciation was $7,809,389 This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,799,011 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $989,622.

Plc — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Advertising	$16,253	$16,253	$—	$—
Aerospace & Defense	387,122	387,122	—	—
Agriculture	100,497	100,497	—	—
Airlines	192,004	192,004	—	—
Apparel	556,609	556,609	—	—
Auto Manufacturers	23,519	23,519	—	—
Auto Parts & Equipment	338,009	338,009	—	—
Banks	1,494,444	1,494,444	—	—
Beverages	56,811	56,811	—	—
Biotechnology	547,957	547,957	—	—
Building Materials	188,136	188,136	—	—
Chemicals	658,074	658,074	—	—
Coal	115,341	115,341	—	—
Commercial Services	1,541,790	1,541,790	—	—
Computers	757,590	757,590	—	—
Cosmetics & Personal Care	26,818	26,818	—	—
Distribution & Wholesale	277,095	277,095	—	—
Diversified Financial Services	513,157	513,131	26	—
Electric	477,730	477,730	—	—
Electrical Components & Equipment	351,177	351,177	—	—
Electronics	672,828	672,828	—	—
Energy-Alternate Sources	54,053	54,053	—	—
Engineering & Construction	201,564	201,564	—	—
Entertainment	177,654	177,654	—	—
Environmental Control	207,785	207,785	—	—
Finance	250	—	250	—
Food	478,230	478,230	—	—
Forest Products & Paper	148,021	148,021	—	—
Gas	313,963	313,963	—	—
Hand & Machine Tools	22,407	22,407	—	—
Healthcare Products	1,017,971	1,017,971	—	—
Healthcare Services	598,085	598,085	—	—
Holding Companies	17,993	17,993	—	—
Home Builders	78,971	78,971	—	—
Home Furnishings	110,414	110,414	—	—
Hotels & Resorts	3,250	3,250	—	—
Household Products & Wares	124,968	124,968	—	—
Housewares	11,250	11,250	—	—
Insurance	735,659	735,659	—	—
Internet	960,949	960,949	—	—
Investment Companies	291,920	291,920	—	—
Iron & Steel	7,760	7,760	—	—
Leisure Time	183,706	183,706	—	—
Lodging	83,848	83,848	—	—
Machinery — Construction & Mining	15,997	15,997	—	—
Machinery — Diversified	468,268	468,268	—	—
Media	177,259	177,259	—	—
Metal Fabricate/Hardware	258,187	258,187	—	—
Mining	495,607	495,607	—	—
Miscellaneous Manufacturing	681,596	681,596	—	—
Office Furnishings	127,458	127,458	—	—
Oil & Gas	1,033,197	1,033,197	—	—
Oil & Gas Services	588,758	588,758	—	—
Packaging and Containers	130,773	130,773	—	—
Pharmaceuticals	824,107	824,107	—	—
Pipelines	9,592	9,592	—	—
Real Estate	75,944	75,944	—	—
Retail	1,627,192	1,627,192	—	—
Savings & Loans	289,969	289,969	—	—

The accompanying notes are an integral part of the financial statements.

Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Semiconductors	990,329	990,329	—	—
Software	1,235,470	1,235,470	—	—
Storage & Warehousing	18,664	18,664	—	—
Telecommunications	1,067,542	1,067,542	—	—
Textiles	30,073	30,073	—	—
Toys, Games & Hobbies	26,662	26,662	—	—
Transportation	540,886	540,886	—	—
Trucking and Leasing	71,007	71,007	—	—
Water	71,574	71,574	—	—
REAL ESTATE INVESTMENT TRUSTS	2,134,065	2,134,065	—	—
U.S. TREASURY OBLIGATIONS	71,995	—	71,995	—
SHORT-TERM INVESTMENTS	1,116,507	1,116,507	—	—
SECURITIES LENDING COLLATERAL	4,642,777	4,642,777	—	—

TOTAL INVESTMENTS	$33,945,087	$33,872,816	$72,271	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 96.1%
Australia — 8.5%
AGL Energy Ltd.	2,518	$37,270
Alumina Ltd.	14,267	36,302
Amcor Ltd.	6,808	49,716
AMP Ltd.	14,148	79,463
Asciano Group	11,700	21,057
ASX Ltd.	683	24,316
Australia & New Zealand Banking Group Ltd.	13,072	321,936
Bendigo & Adelaide Bank Ltd.	1,078	10,626
BHP Billiton Ltd.	16,952	816,398
Billabong International Ltd.	1,557	12,159
BlueScope Steel Ltd.	10,850	22,165
Boral Ltd.	4,134	21,380
Brambles Ltd.	6,811	49,878
Caltex Australia Ltd.	1,064	17,169
CFS Retail Property Trust	10,914	20,772
Coca-Cola Amatil Ltd.	3,253	39,502
Cochlear Ltd.	303	26,010
Commonwealth Bank of Australia	7,905	428,451
Computershare Ltd.	2,605	24,951
Crown Ltd.	2,672	22,525
CSL Ltd.	2,560	94,611
CSR Ltd.	979	3,321
Dexus Property Group	14,563	12,804
Fairfax Media Ltd.	8,585	11,455
Fortescue Metals Group Ltd.	5,092	33,761
Foster’s Group Ltd.	9,437	55,834
Goodman Fielder Ltd.	12,041	15,319
Goodman Group	25,998	18,420
GPT Group	6,943	22,550
GPT Group, In Specie*~§	16,419	0
Harvey Norman Holdings Ltd.	3,095	9,604
Incitec Pivot Ltd.	8,759	39,229
Insurance Australia Group Ltd.	8,821	32,755
Leighton Holdings Ltd.	561	17,112
Lend Lease Group	2,214	20,771
MacArthur Coal Ltd.	1,243	14,914
Macquarie Group Ltd.	1,821	68,938
MAP Group	3,363	10,575
Metcash Ltd.	4,753	20,452
Mirvac Group	15,574	20,056
National Australia Bank Ltd.	10,934	292,353
Newcrest Mining Ltd.	3,717	153,095
OneSteel Ltd.	8,475	21,389
Orica Ltd.	1,995	54,415
Origin Energy Ltd.	5,559	93,264
OZ Minerals Ltd.	20,234	33,382
Paladin Energy Ltd.*	4,300	16,056
Qantas Airways Ltd.*	6,627	14,943
QBE Insurance Group Ltd.	5,585	102,077
QR National Ltd.*	8,035	27,842
Ramsay Health Care Ltd.	980	19,351
Rio Tinto Ltd.	2,178	190,926
Santos Ltd.	4,465	71,816
Sims Metal Management Ltd.	469	8,494
Sonic Healthcare Ltd.	1,503	18,624

	Number of Shares	Value†

Australia — (continued)
Stockland	10,809	$41,479
Suncorp-Metway Ltd.	6,182	54,224
TABCORP Holdings Ltd.	5,022	38,907
Tatts Group Ltd.	3,969	9,607
Telstra Corp. Ltd.	18,842	54,960
Toll Holdings Ltd.	3,921	24,050
Transurban Group	7,569	42,042
Wesfarmers Ltd.	4,851	159,460
Wesfarmers Ltd. PPS	1,001	33,329
Westfield Group	10,864	104,955
Westfield Retail Trust	16,640	45,094
Westpac Banking Corp.	14,811	372,730
Woodside Petroleum Ltd.	3,108	150,451
Woolworths Ltd.	5,901	164,068
WorleyParsons Ltd.	1,128	36,146

		5,054,056

Austria — 0.3%
Erste Group Bank AG	1,000	50,459
Immoeast AG*~	2,678	0
IMMOFINANZ AG*	4,017	18,137
Oestrreichische Elektrizitatswirtschafts AG	303	13,462
OMV AG	796	35,975
Raiffeisen International Bank-Holding AG	211	11,710
Telekom Austria AG	1,265	18,501
Vienna Insurance Group	300	17,134
Voestalpine AG	642	30,143

		195,521

Belgium — 0.9%
Anheuser-Busch InBev N.V.	3,530	201,083
Bekaert S.A.	209	23,841
Belgacom S.A.	673	26,071
Colruyt S.A.	315	16,589
Compagnie Nationale a Poartefeuille S.A.	69	4,750
Delhaize Group S.A.	408	33,218
Dexia S.A.*	1,839	7,162
Fortis N.V.	9,115	25,900
Groupe Bruxelles Lambert S.A.	471	43,981
KBC Groep N.V.	1,139	42,832
Mobistar S.A.	172	11,925
Solvay S.A.	356	42,173
UCB S.A.	377	14,316
Umicore	536	26,583

		520,424

Bermuda — 0.1%
Seadrill Ltd.	1,296	46,870

Cayman Islands — 0.0%
Wynn Macau Ltd.	8,000	22,318

China — 0.1%
Foxconn International Holdings Ltd.*	17,000	10,206
Sands China Ltd.*	14,800	33,030
Yangzijiang Shipbuilding Holdings Ltd.	19,000	27,283

		70,519

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	2,733	$9,915

Denmark — 1.0%
A.P. Moller - Maersk A/S, B Shares	6	56,440
A.P. Moller - Maersk A/S, A Shares	3	27,570
Carlsberg A/S, B Shares	400	43,070
Coloplast A/S, B Shares	200	28,967
Danske Bank A/S*	1,900	42,072
Danske Bank A/S*	633	14,137
DSV A/S	1,300	32,097
Novo Nordisk A/S, B Shares	2,011	252,655
Novozymes A/S, B Shares	250	38,275
Pandora A/S*	292	14,902
TrygVesta A/S	303	17,819
Vestas Wind Systems A/S*	860	37,302
William Demant Holding A/S*	138	11,950

		617,256

Finland — 1.1%
Elisa Oyj	1,000	22,009
Fortum Oyj	2,356	80,000
Kesko Oyj, B Shares	200	9,354
Kone Oyj, B Shares	669	38,493
Metso Oyj	500	26,884
Neste Oil Oyj	209	4,310
Nokia Oyj	17,914	153,214
Nokian Renkaat Oyj	430	18,300
Orion Oyj, Class B	750	18,197
Outokumpu Oyj	950	16,452
Pohjola Bank Plc	1,500	20,450
Rautaruukki Oyj	200	4,796
Sampo Oyj, A Shares	2,233	71,235
Sanoma OYJ	750	16,974
Stora Enso Oyj, R Shares	2,865	34,127
UPM-Kymmene Oyj	2,643	55,885
Wartsila Oyj	1,200	46,852

		637,532

France — 9.3%
Accor S.A.	701	31,497
Aeroports de Paris	215	19,805
Air France-KLM*	1,026	17,085
Air Liquide S.A.	1,365	181,376
Alcatel-Lucent*	11,560	66,367
Alstom S.A.	905	53,515
Atos Origin S.A.*	322	18,881
AXA S.A.	8,321	173,880
BNP Paribas	4,730	345,959
Bouygues S.A.	1,032	49,558
Bureau Veritas S.A.	300	23,562
Cap Gemini S.A.	751	43,621
Carrefour S.A.	3,038	134,502
Casino Guichard Perracho S.A.	252	23,853
Christian Dior S.A.	328	46,173
Cie Generale d’Optique Essilor International S.A.	937	69,583
Cie Generale de Geophysique - Veritas*	565	20,374
CNP Assurances	572	12,143

	Number of Shares	Value†

France — (continued)
Compagnie de Saint-Gobain	2,036	$124,664
Compagnie Generale des Establissements Michelin, B Shares	1,135	95,867
Credit Agricole S.A.	4,395	72,127
Danone	2,804	183,173
Dassault Systemes S.A.	334	25,669
Edenred*	701	21,156
EDF S.A.	1,431	59,258
Eiffage S.A.	328	19,705
Eramet	33	12,197
Eurazeo	54	4,223
Eutelsat Communications	404	16,137
Fonciere Des Regions	106	11,295
France Telecom S.A.	9,549	213,953
GDF Suez	6,175	251,596
Gecina S.A.	40	5,517
Groupe Eurotunnel S.A.	1,950	20,746
ICADE	156	19,252
Iliad S.A.	30	3,597
Imerys S.A.	213	15,615
JC Decaux S.A.*	400	13,424
Klepierre	389	15,789
L’Oreal S.A.	1,214	141,423
Lafarge S.A.	888	55,391
Lagardere S.C.A.	642	27,409
Legrand S.A.	825	34,321
LVMH Moet Hennessy Louis Vuitton S.A.	1,223	193,602
M6-Metropole Television	104	2,718
Natixis*	3,262	18,450
Neopost S.A.	80	7,008
PagesJaunes Groupe	1,200	12,018
Pernod-Ricard S.A.	1,057	98,716
Peugeot S.A.*	786	31,056
PPR	369	56,556
Publicis Groupe S.A.	695	38,979
Renault S.A.	1,060	58,602
Safran S.A.	915	32,340
Sanofi-Aventis S.A.	5,199	364,531
Schneider Electric S.A.	1,180	201,678
SCOR SE	820	22,330
Societe BIC S.A.	120	10,666
Societe Generale	3,173	206,176
Societe Television Francaise 1	821	15,073
Sodexo	506	36,952
Suez Environment Co.	1,223	25,305
Technip S.A.	491	52,362
Thales S.A.	290	11,567
Total S.A.	10,688	650,638
Unibail-Rodamco SE	489	105,926
Vallourec S.A.	502	56,317
Veolia Environment	1,693	52,641
Vinci S.A.	2,312	144,480
Vivendi S.A.	6,402	182,818

		5,484,743

Germany — 8.2%
Adidas AG	989	62,308

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Allianz SE	2,208	$309,881
Axel Springer AG	109	17,618
BASF SE	4,674	404,260
Bayer AG	4,244	328,636
Bayerische Motoren Werke AG	1,544	128,554
Bayerische Motoren Werke AG (Preference)	500	28,347
Beiersdorf AG	497	30,333
Brenntag AG*	149	16,547
Celesio AG	516	12,673
Commerzbank AG*	3,985	31,056
Continental AG	250	22,558
Daimler AG	4,445	314,026
Deutsche Bank AG	4,557	267,916
Deutsche Boerse AG	977	74,145
Deutsche Lufthansa AG	1,383	29,312
Deutsche Post AG	4,252	76,650
Deutsche Telekom AG	14,616	225,158
E.ON AG	8,755	267,382
Fraport AG Frankfurt Airport Services Worldwide	78	5,716
Fresenius Medical Care AG & Co. KGaA	918	61,654
Fresenius SE	461	42,643
GEA Group AG	785	25,854
Hannover Ruckversicherung AG	356	19,437
HeidelbergCement AG	701	48,962
Henkel AG & Co. KGaA	635	33,175
Henkel AG & Co. KGaA (Preference)	882	54,636
Hochtief AG	206	22,158
Infineon Technologies AG	4,714	48,335
K+S AG	722	54,507
Kabel Deutschland Holding AG*	390	20,671
Lanxess AG	391	29,247
Linde AG	835	131,885
MAN SE	578	72,084
Merck KGaA	264	23,825
Metro AG	665	45,439
Muenchener Ruckversicherung AG	979	154,005
Porsche Automobil Holding SE (Preference)	485	31,762
RWE AG	2,111	134,462
RWE AG (Preference)	206	12,510
Salzgitter AG	183	14,446
SAP AG	4,400	269,380
Siemens AG	4,073	558,232
Suedzucker AG	700	19,523
ThyssenKrupp AG	1,806	73,789
TUI AG*	198	2,366
United Internet AG	243	4,374
Volkswagen AG	252	38,677
Volkswagen AG (Preference)	789	127,974
Wacker Chemie AG	128	28,788

		4,857,876

Greece — 0.2%
Alpha Bank A.E.*	3,280	21,150
Coca-Cola Hellenic Bottling Co. S.A.	680	18,262
EFG Eurobank Ergasias S.A.*	1,674	10,439

	Number of Shares	Value†

Greece — (continued)
Hellenic Telecommunications Organization S.A.	590	$6,589
National Bank of Greece S.A.*	3,528	31,349
OPAP S.A.	1,080	23,127
Public Power Corp. S.A.	180	3,127

		114,043

Guernsey — 0.1%
Resolution Ltd.	8,025	38,094

Hong Kong — 2.7%
AIA Group Ltd.*	37,000	113,922
BOC Hong Kong Holdings Ltd.	17,500	57,032
Cathay Pacific Airways Ltd.	10,000	23,963
Cheung Kong Holdings Ltd.	7,000	114,109
Cheung Kong Infrastructure Holdings Ltd.	4,000	18,898
CLP Holdings Ltd.	9,500	76,820
Esprit Holdings Ltd.	4,272	19,607
Genting Singapore Plc*	34,000	55,295
Hang Lung Group Ltd.	8,000	49,521
Hang Lung Properties Ltd.	9,000	39,397
Hang Seng Bank Ltd.	3,100	50,056
Henderson Land Development Co., Ltd.	5,104	35,367
Hong Kong Exchanges & Clearing Ltd.	5,000	108,632
HongKong Electric Holdings Ltd.	7,000	46,795
Hopewell Holdings Ltd.	1,000	3,002
Hutchison Whampoa Ltd.	10,000	118,403
Hysan Development Co., Ltd.	3,000	12,342
Kerry Properties Ltd.	4,009	20,049
Li & Fung Ltd.	14,000	71,723
MTR Corp.	6,165	22,826
New World Development Ltd.	14,711	25,985
Noble Group Ltd.	22,155	37,613
NWS Holdings Ltd.	3,481	5,325
Orient Overseas International Ltd.	2,000	20,994
Shangri-La Asia Ltd.	8,666	22,393
Sino Land Co., Ltd.	12,416	22,059
Sun Hung Kai Properties Ltd.	7,043	111,550
Swire Pacific Ltd., Class A	4,000	58,623
The Bank of East Asia Ltd.	5,949	25,276
The Hong Kong & China Gas Co., Ltd.	19,300	46,299
The Link Real Estate Investment Trust	14,494	45,372
Wharf Holdings Ltd.	6,000	41,383
Wheelock & Co., Ltd.	2,000	7,508
Wing Hang Bank Ltd.	2,000	23,552
Yue Yuen Industrial Holdings Ltd.	7,000	22,273

		1,573,964

Ireland — 0.5%
Anglo Irish Bank Corp. Plc*~	3,146	0
Bank of Ireland*	12,000	3,741
CRH Plc	3,370	77,275
Elan Corp. Plc*	1,453	9,997
Experian Plc	4,995	61,861
James Hardie Industries SE*	1,387	8,751
Kerry Group Plc, Class A	1,174	43,708
Ryanair Holdings Plc	862	4,103

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Ireland — (continued)
Shire Plc	2,574	$74,781

		284,217

Israel — 0.7%
The Israel Corp. Ltd.*	16	19,171
Bank Hapoalim BM*	4,200	21,843
Bank Leumi Le-Israel BM	5,100	26,114
Bezeq Israeli Telecommunication Corp. Ltd.	7,500	22,240
Cellcom Israel Ltd.	400	13,125
Elbit Systems Ltd.	300	16,706
Israel Chemicals Ltd.	2,300	37,868
Makhteshim-Agan Industries Ltd.*	3,300	17,456
NICE Systems Ltd.*	400	14,769
Partner Co.mmunications Co., Ltd.	700	13,307
Teva Pharmaceutical Industries Ltd.	4,406	221,044

		423,643

Italy — 2.6%
A2A SpA	1,615	2,616
Assicurazioni Generali SpA	5,328	115,376
Atlantia SpA	1,465	33,572
Autogrill SpA	1,200	16,896
Banca Carige SpA	3,770	8,928
Banca Monte dei Paschi di Siena SpA	7,196	8,979
Banco Popolare Societa Cooperative	7,862	23,443
Beni Stabili SpA*	576	580
Enel Green Power SpA*	8,768	24,330
Enel SpA	31,229	196,858
ENI SpA	12,925	317,437
Fiat Industrial SpA*	3,168	45,480
Fiat SpA	3,168	28,689
Finmeccanica SpA	2,436	30,656
Intesa Sanpaolo SpA	39,239	116,112
Intesa Sanpaolo SpA, RNC	5,114	13,517
Luxottica Group SpA	649	21,191
Mediaset SpA	2,266	14,400
Mediobanco SpA	2,550	26,092
Parmalat SpA	7,429	24,889
Prysmian SpA	913	19,590
Saipem SpA	1,299	69,053
Snam Rete Gas SpA	5,240	29,452
Telecom Italia SpA	43,883	67,477
Telecom Italia SpA, RSP	37,646	50,631
Terna Rete Elettrica Nasionale S.p.A.	8,545	40,907
UniCredit SpA	67,994	168,053
Unione di Banche Italiane ScpA	2,496	21,330

		1,536,534

Japan — 19.5%
Advantest Corp.	1,200	21,611
Aeon Co., Ltd.	2,600	30,132
Aeon Mall Co., Ltd.	500	10,736
Air Water, Inc.	1,000	12,178
Aisin Seiki Co., Ltd.	1,200	41,664
Ajinomoto Co. Inc.	3,000	31,270
Alfresa Holdings Corp.	200	7,682
All Nippon Airways Co., Ltd.	5,000	14,907
Amada Co., Ltd.	1,000	8,343

	Number of Shares	Value†

Japan — (continued)
Asahi Breweries Ltd.	2,000	$33,253
Asahi Glass Co., Ltd.	5,000	62,876
Asahi Kasei Corp.	7,000	47,211
ASICS Corp.	1,000	13,369
Astellas Pharma, Inc.	2,300	85,165
Benesse Corp.	400	16,374
Bridgestone Corp.	3,300	69,150
Brother Industries Ltd.	1,500	22,037
Canon, Inc.	5,600	243,712
Casio Computer Co., Ltd.	400	3,164
Central Japan Railway Co.	7	55,458
Chiyoda Corp.	2,000	18,322
Chubu Electric Power Co., Inc.	3,400	75,619
Chugai Pharmaceutical Co., Ltd.	900	15,494
Chuo Mitsui Trust Holdings, Inc.	4,000	14,186
Citizen Holdings Co., Ltd.	800	4,607
Cosmo Oil Co., Ltd.	6,000	18,682
Credit Saison Co., Ltd.	1,000	16,086
Dai Nippon Printing Co., Ltd.	3,000	36,535
Daicel Chemical Industries Ltd.	2,000	12,335
Daido Steel Co., Ltd.	2,000	11,373
Daihatsu Motor Co., Ltd.	1,000	14,571
Daiichi Sankyo Co., Ltd.	3,500	67,576
Daikin Industries Ltd.	1,300	38,931
Dainippon Sumitomo Pharma Co., Ltd.	1,400	13,044
Daito Trust Construction Co., Ltd.	400	27,555
Daiwa House Industry Co., Ltd.	2,000	24,573
Daiwa Securities Group, Inc.	9,000	41,332
Dena Co., Ltd.	300	10,838
Denki Kagaku Kogyo KK	4,000	19,716
Denso Corp.	2,400	79,634
Dentsu, Inc.	800	20,649
Dowa Holdings Co., Ltd.	3,000	18,682
East Japan Railway Co.	1,700	94,524
Eisai Co., Ltd.	1,200	43,049
Electric Power Development Co., Ltd.	500	15,400
Elpida Memory, Inc.*	900	11,588
FamilyMart Co., Ltd.	500	18,785
Fanuc Ltd.	1,000	151,358
Fast Retailing Co., Ltd.	300	37,545
Fuji Electric Holdings Co., Ltd.	1,000	3,162
Fuji Heavy Industries Ltd.	4,000	25,775
FUJIFILM Holdings Corp.	2,300	71,229
Fujitsu Ltd.	9,000	50,854
Fukuoka Financial Group, Inc.	6,000	24,958
Furukawa Electric Co., Ltd.	4,000	16,158
GS Yuasa Corp.	2,000	13,296
Gunma Bank Ltd.	1,000	5,302
Hamamatsu Photonics KK	500	19,806
Hankyu Hanshin Holdings, Inc.	7,000	32,315
Hirose Electric Co., Ltd.	100	10,772
Hitachi Chemical Co., Ltd.	1,000	20,329
Hitachi Construction Machinery Co., Ltd.	200	5,008
Hitachi Ltd.	24,000	124,934
Hitachi Metals Ltd.	1,000	12,599
Hitamitsu Pharmaceutical Co., Ltd.	400	16,134

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Hokkaido Electric Power Co., Inc.	900	$17,452
Hokuhoku Financial Group, Inc.	9,000	17,528
Hokuriku Electric Power Co.	1,200	27,180
Honda Motor Co., Ltd.	8,000	300,553
Hoya Corp.	2,200	50,200
IBIDEN Co., Ltd.	500	15,791
Idemitsu Kosan Co., Ltd.	100	11,710
IHI Corp.	9,000	21,964
INPEX Holdings, Inc.	11	83,446
Isetan Mitsukoshi Holdings Ltd.	2,500	22,511
Isuzu Motors Ltd.	6,000	23,732
ITOCHU Corp.	7,500	78,534
J. Front Retailing Co., Ltd.	1,000	4,160
Japan Prime Realty Investment Corp.	5	13,501
Japan Real Estate Investment Corp.	3	28,384
Japan Retail Fund Investment Corp.	10	15,653
Japan Tobacco, Inc.	22	79,478
JFE Holdings, Inc.	2,200	64,376
JGC Corp.	1,000	23,407
Joyo Bank Ltd.	4,000	15,725
JS Group Corp.	1,300	33,758
JSR Corp.	900	18,058
JTEKT Corp.	1,500	19,512
Jupiter Telecommunications Co., Ltd.	12	11,786
JX Holdings, Inc.	10,990	73,989
Kajima Corp.	2,000	5,602
Kamigumi Co., Ltd.	1,000	8,548
Kaneka Corp.	2,000	13,922
Kansai Paint Co., Ltd.	2,000	17,336
Kao Corp.	2,500	62,365
Kawasaki Heavy Industries Ltd.	7,000	30,801
Kawasaki Kisen Kaisha Ltd.	4,000	14,763
KDDI Corp.	15	92,871
Keihin Electric Express Railway Co., Ltd.	2,000	14,402
Keio Corp.	3,000	17,925
Keisei Electric Railway Co., Ltd.	1,000	5,735
Keyence Corp.	210	53,750
Kikkoman Corp.	1,000	9,425
Kintetsu Corp.	9,000	28,889
Kirin Holdings Co., Ltd.	4,000	52,561
Kobe Steel Ltd.	11,000	28,565
Komatsu Ltd.	4,500	152,831
Konami Corp.	200	3,703
Konica Minolta Holdings, Inc.	2,000	16,759
Kubota Corp.	5,000	47,127
Kuraray Co., Ltd.	1,500	19,332
Kurita Water Industries Ltd.	300	8,869
Kyocera Corp.	900	91,212
Kyowa Hakko Kirin Co., Ltd.	1,000	9,377
Kyushu Electric Power Co., Inc.	1,800	35,165
Lawson, Inc.	400	19,283
Makita Corp.	700	32,568
Marubeni Corp.	9,000	64,811
Marui Group Co., Ltd.	600	3,874
Mazda Motor Corp.	7,000	15,400
Medipal Holdings Corp.	1,000	8,848

	Number of Shares	Value†

Japan — (continued)
MEIJI Holdings Co., Ltd.	200	$8,043
Minebea Co., Ltd.	2,000	11,036
Miraca Holdings, Inc.	400	15,316
Mitsubishi Chemical Holdings Corp.	7,500	47,157
Mitsubishi Corp.	6,800	188,762
Mitsubishi Electric Corp.	10,000	118,057
Mitsubishi Estate Co., Ltd.	6,000	101,491
Mitsubishi Gas Chemical Co., Inc.	1,000	7,177
Mitsubishi Heavy Industries Ltd.	14,000	64,294
Mitsubishi Materials Corp.	5,000	16,951
Mitsubishi Motors Corp.*	21,000	25,751
Mitsubishi Tanabe Pharma Corp.	1,000	16,230
Mitsubishi UFJ Financial Group, Inc.	62,800	289,916
Mitsubishi UFJ Lease & Finance Co., Ltd.	130	5,212
Mitsui & Co., Ltd.	8,400	150,570
Mitsui Chemicals, Inc.	5,000	17,672
Mitsui Engineering & Shipbuilding Co., Ltd.	1,000	2,392
Mitsui Fudosan Co., Ltd.	4,000	66,025
Mitsui Mining & Smelting Co., Ltd.	4,000	13,898
Mitsui OSK Lines Ltd.	6,000	34,552
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,790	63,528
Mitsumi Electric Co., Ltd.	100	1,331
Mizuho Financial Group, Inc.	101,600	168,560
Mizuho Securities Co., Ltd.	7,000	18,598
Mizuho Trust & Banking Co., Ltd.	3,000	2,705
Murata Manufacturing Co., Ltd.	1,000	72,012
Nabtesco Corp.	700	17,605
Namco Bandai Holdings, Inc.	400	4,362
NEC Corp.*	13,000	28,288
NGK Insulators Ltd.	1,000	17,877
NGK Spark Plug Co., Ltd.	1,000	13,657
Nidec Corp.	500	43,280
Nikon Corp.	1,600	32,989
Nintendo Co., Ltd.	500	135,068
Nippon Building Fund, Inc.	3	29,214
Nippon Electric Glass Co., Ltd.	2,000	28,324
Nippon Express Co., Ltd.	5,000	19,175
Nippon Meat Packers, Inc.	1,000	12,611
Nippon Paper Group, Inc.	200	4,261
Nippon Sheet Glass Co., Ltd.	7,000	20,197
Nippon Steel Corp.	27,000	86,343
Nippon Telegraph & Telephone Corp.	2,500	112,257
Nippon Yusen K.K.	8,000	31,257
Nissan Chemical Industries Ltd.	1,000	10,339
Nissan Motor Co., Ltd.	12,400	110,017
Nisshin Seifun Group, Inc.	500	5,765
Nisshin Steel Co., Ltd.	2,000	4,304
Nissin Food Products Co., Ltd.	200	7,050
Nitori Holdings Co., Ltd.	100	8,788
Nitto Denko Corp.	900	47,716
NKSJ Holdings, Inc.	7,700	50,266
NOK Corp.	1,000	17,721
Nomura Holdings, Inc.	17,800	93,087
Nomura Real Estate Holdings, Inc.	1,000	15,160
Nomura Real Estate Office Fund, Inc.	2	13,537

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nomura Research Institute Ltd.	200	$4,414
NSK Ltd.	3,000	25,860
NTN Corp.	1,000	4,797
NTT Data Corp.	6	18,545
NTT DoCoMo, Inc.	80	140,611
Obayashi Corp.	4,000	17,793
Odakyu Electric Railway Co., Ltd.	3,000	25,282
Oji Paper Co., Ltd.	4,000	18,995
Olympus Corp.	1,000	27,819
OMRON Corp.	1,000	28,108
Ono Pharmaceutical Co., Ltd.	300	14,751
Oracle Corp. Japan	200	8,331
Oriental Land Co., Ltd.	300	23,840
ORIX Corp.	510	47,763
Osaka Gas Co., Ltd.	8,000	31,931
Otsuka Holdings Co., Ltd.	1,000	24,705
Panasonic Corp.	10,300	131,010
Rakuten, Inc.	28	25,179
Resona Holdings, Inc.	9,400	44,751
Ricoh Co., Ltd.	3,000	35,201
Rinnai Corp.	300	19,909
Rohm Co., Ltd.	500	31,318
Sankyo Co., Ltd.	400	20,510
Santen Pharmaceutical Co., Ltd.	200	7,971
SBI Holdings, Inc.	101	12,713
Secom Co., Ltd.	1,000	46,465
Sega Sammy Holdings, Inc.	1,200	20,861
Seiko Epson Corp.	800	12,811
Sekisui Chemical Co., Ltd.	3,000	23,479
Sekisui House Ltd.	3,000	28,132
Senshu Ikeda Holdings Inc	11,000	14,943
Seven & I Holdings Co., Ltd.	3,900	99,493
Sharp Corp.	5,000	49,591
Shikoku Electric Power Co., Inc.	700	19,044
Shimadzu Corp.	1,000	8,884
Shimamura Co., Ltd.	200	17,624
Shimano, Inc.	500	24,976
Shimizu Corp.	1,000	4,448
Shin-Etsu Chemical Co., Ltd.	2,100	104,394
Shinsei Bank Ltd.	2,000	2,356
Shionogi & Co., Ltd.	1,800	30,707
Shiseido Co., Ltd.	1,700	29,430
Showa Denko K.K.	9,000	18,069
Showa Shell Sekiyu K.K.	500	5,218
SMC Corp.	300	49,375
Softbank Corp.	4,200	167,636
Sojitz Corp.	9,400	18,759
Sony Corp.	4,800	153,729
Sony Financial Holdings, Inc.	1,200	23,804
Square Enix Holdings Co., Ltd.	1,000	17,360
Stanley Electric Co., Ltd.	300	4,959
SUMCO Corp.	200	4,032
Sumitomo Chemical Co., Ltd.	9,000	44,903
Sumitomo Corp.	5,200	74,330
Sumitomo Electric Industries Ltd.	3,600	49,815
Sumitomo Heavy Industries Ltd.	3,000	19,584

	Number of Shares	Value†

Japan — (continued)
Sumitomo Metal Industries Ltd.	14,000	$31,306
Sumitomo Metal Mining Co., Ltd.	3,000	51,611
Sumitomo Mitsui Financial Group, Inc.	6,600	205,189
Sumitomo Realty & Development Co., Ltd.	2,000	40,010
Sumitomo Rubber Industries Ltd.	1,200	12,263
Suruga Bank Ltd.	1,000	8,872
Suzuken Co., Ltd.	400	10,551
Suzuki Motor Corp.	1,800	40,228
Sysmex Corp.	400	14,148
T&D Holdings, Inc.	1,300	32,039
Taisei Corp.	2,000	4,929
Taisho Pharmaceutical Co., Ltd.	1,000	21,640
Taiyo Nippon Sanso Corp.	1,000	8,331
Takashimaya Co., Ltd.	1,000	6,384
Takeda Pharmaceutical Co., Ltd.	3,600	167,925
TDK Corp.	600	35,453
Teijin Ltd.	6,000	26,833
Terumo Corp.	800	42,174
The 77 Bank Ltd.	2,000	10,050
The Bank of Kyoto Ltd.	1,000	8,848
The Bank of Yokohama Ltd.	7,000	33,241
The Chiba Bank Ltd.	4,000	22,409
The Chugoku Bank Ltd.	1,000	11,349
The Chugoku Electric Power Co., Inc.	1,200	22,188
The Dai-ichi Life Insurance Co., Ltd.	42	63,369
The Hachijuni Bank Ltd.	1,000	5,759
The Hiroshima Bank Ltd.	5,000	21,700
The Iyo Bank Ltd.	1,000	8,331
The Japan Steel Works Ltd.	1,000	7,826
The Kansai Electric Power Co., Inc.	3,800	82,734
The Nishi-Nippon City Bank Ltd.	1,000	2,873
The Shizuoka Bank Ltd.	3,000	24,814
The Sumitomo Trust & Banking Co., Ltd.*~	7,000	36,271
THK Co., Ltd.	1,000	25,150
Tobu Railway Co., Ltd.	3,000	12,263
Toho Co., Ltd.	200	2,868
Toho Gas Co., Ltd.	1,000	5,157
Tohoku Electric Power Co., Inc.	2,500	42,228
Tokio Marine Holdings, Inc.	3,700	98,928
Tokuyama Corp.	1,000	5,338
Tokyo Electric Power Co., Inc.	7,100	39,776
Tokyo Electron Ltd.	800	44,097
Tokyo Gas Co., Ltd.	12,000	54,821
Tokyu Corp.	4,000	16,590
Tokyu Land Corp.	1,000	4,352
TonenGeneral Sekiyu K.K.	1,000	12,347
Toppan Printing Co., Ltd.	4,000	31,546
Toray Industries, Inc.	7,000	50,914
Toshiba Corp.	21,000	102,753
Tosoh Corp.	6,000	21,568
TOTO Ltd.	1,000	8,043
Toyo Seikan Kaisha Ltd.	1,000	16,398
Toyo Suisan Kaisha Ltd.	1,000	21,712
Toyoda Gosei Co., Ltd.	400	8,334
Toyota Industries Corp.	700	21,173
Toyota Motor Corp.	13,900	559,810

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Toyota Tsusho Corp.	1,100	$18,144
Trend Micro, Inc.	500	13,314
Tsumura & Co.	200	6,276
Ube Industries Ltd.	7,000	22,301
Unicharm Corp.	600	21,820
UNY Co., Ltd.	1,500	13,922
Ushio, Inc.	700	13,692
USS Co., Ltd.	110	8,556
West Japan Railway Co.	10	38,591
Yahoo! Japan Corp.	64	22,898
Yakult Honsha Co., Ltd.	600	15,335
Yamada Denki Co., Ltd.	340	22,931
Yamaguchi Financial Group, Inc.	1,000	9,257
Yamaha Corp.	300	3,401
Yamaha Motor Co., Ltd.*	1,400	24,439
Yamato Holdings Co., Ltd.	2,000	31,017
Yamato Kogyo Co., Ltd.	1,000	33,301
Yaskawa Electric Corp.	2,000	23,708
Yokogawa Electric Corp.*	2,000	15,244
		11,529,549
Jersey — 0.1%
Randgold Resources Ltd.	474	37,776
Luxembourg — 0.5%
ArcelorMittal	4,463	161,444
Millicom International Cellular S.A.	326	31,196
SES S.A.	1,400	36,060
Tenaris S.A.	1,927	47,327
		276,027
Mexico — 0.1%
Fresnillo Plc	1,200	29,704
Netherlands — 4.6%
Aegon N.V.*	8,597	64,378
Akzo Nobel N.V.	1,237	84,989
ASML Holding N.V.	2,147	94,628
Corio N.V.	273	19,097
Delta Lloyd NV	720	19,163
European Aeronautic Defence & Sapce Co. N.V.	1,819	52,949
Fugro N.V.	289	25,467
Heineken Holdings N.V.	420	20,190
Heineken N.V.	1,335	72,944
ING Groep N.V.*	19,653	248,747
Koninklijke Ahold N.V.	5,552	74,497
Koninklijke Boskalis Westminster N.V.	415	21,946
Koninklijke DSM N.V.	674	41,412
Koninklijke KPN N.V.	7,611	129,651
Koninklijke Philips Electronics N.V.	5,039	161,070
Koninklijke Vopak N.V.	370	17,802
QIAGEN N.V.*	1,189	23,751
Randstad Holding N.V.	435	24,228
Reed Elsevier N.V.	3,459	44,511
Royal Dutch Shell Plc, A Shares	17,929	651,169
Royal Dutch Shell Plc, B Shares	13,314	482,701
SBM Offshore N.V.	693	20,114

	Number of Shares	Value†

Netherlands — (continued)
TNT N.V.	1,874	$48,070
Unilever N.V.	8,418	263,950
Wolters Kluwer N.V.	1,285	30,048
		2,737,472
New Zealand — 0.1%
Auckland International Airport Ltd.	6,021	10,176
Fletcher Building Ltd.	3,266	23,275
Telecom Corp. of New Zealand Ltd.	13,015	19,960
		53,411
Norway — 0.7%
Aker Solutions ASA	800	18,386
DnB NOR ASA	4,688	71,927
Norsk Hydro ASA	4,261	34,949
Orkla ASA	3,563	34,533
Renewable Energy Corp. AS*	4,240	14,882
StatoilHydro ASA	5,899	163,522
Telenor ASA	3,419	56,260
Yara International ASA	1,000	50,667
		445,126
Portugal — 0.2%
Banco Comercial Portugues S.A.	14,323	11,692
Banco Espirito Santo S.A.	3,884	15,908
Brisa Auto-Estradas de Portugal S.A.	510	3,450
Cimentos de Portugal, SGPS S.A.	2,109	15,285
Energias de Portugal S.A.	6,268	24,410
Galp Energia SGPS, S.A., B Shares	1,326	28,385
Jeronimo Martins SGPS S.A.	1,200	19,302
Portugal Telecom SGPS, S.A.	2,710	31,278
		149,710
Singapore — 1.5%
Ascendas Real Estate Investment Trust~	15,000	24,276
CapitaLand Ltd.	14,000	36,652
Capitamall Trust Management Ltd.	14,700	21,925
CapitaMalls Asia Ltd.	7,000	9,885
City Developments Ltd.	3,000	27,418
ComfortDelGro Corp. Ltd.	4,000	4,950
DBS Group Holdings Ltd.	8,741	101,522
Fraser & Neave Ltd.	5,000	23,840
Golden Agri-Resources Ltd.	42,000	22,991
Hutchison Port Holdings Trust	26,100	25,839
Jardine Cycle & Carriage Ltd.	1,000	29,036
Keppel Corp. Ltd.	6,000	58,548
Keppel Land Ltd.	5,000	17,810
Olam International Ltd.	3,041	6,755
Oversea-Chinese Banking Corp. Ltd.	13,634	103,620
SembCorp Industries Ltd.	6,000	24,800
SembCorp Marine Ltd.	7,000	32,432
Singapore Airlines Ltd.	2,000	21,706
Singapore Exchange Ltd.	4,000	24,911
Singapore Press Holdings Ltd.	7,000	21,880
Singapore Technologies Engineering Ltd.	7,000	18,104
Singapore Telecommunications Ltd.	39,000	93,439
United Overseas Bank Ltd.	6,174	92,083

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Wilmar International Ltd.	10,000	$43,316

		887,738
Spain — 3.5%
Abertis Infraestructuras S.A.	1,521	33,045
Acciona S.A.	126	13,692
Acerinox S.A.	263	5,190
ACS Actividades de Construccion y Servicios S.A.	740	34,692
Amadeus IT Holding S.A.*	1,154	22,078
Banco Bilbao Vizcaya Argentaria, Chile S.A.	20,325	246,595
Banco de Sabadell S.A.	5,606	24,526
Banco de Valencia S.A.	605	2,709
Banco Popular Espanol S.A.	4,340	25,513
Banco Santander S.A.	42,210	490,043
Bankinter S.A.	588	4,033
Criteria CaixaCorp S.A.	6,621	46,700
EDP Renovaveis S.A.*	873	6,270
Enagas	797	17,982
Ferrovial S.A.	1,969	24,696
Fomento de Construcciones y Contratas S.A.	800	26,484
Gas Natural SDG S.A.	1,916	35,992
Gestevision Telecinco S.A.	1,300	14,883
Grifols S.A.	1,270	22,138
Iberdrola Renovables S.A.	2,539	10,957
Iberdrola S.A.	20,348	176,944
Inditex S.A.	1,022	82,007
Indra Sistemas S.A.	203	4,071
Mapfre S.A.	5,395	20,330
Red Electrica de Espana S.A.	525	29,835
Repson YPF S.A.	3,387	116,041
Telefonica S.A.	20,817	521,148
Zardoya Otis S.A.	276	4,576
		2,063,170
Sweden — 3.0%
Alfa Laval AB	1,900	41,270
Assa Abloy AB, B Shares	1,200	34,506
Atlas Copco AB, A Shares	3,450	91,717
Atlas Copco AB, B Shares	2,290	55,364
Boliden AB	1,000	21,547
Electrolux AB, B Shares	860	22,168
Getinge AB, B Shares	844	20,833
Hennes & Mauritz AB, B Shares	4,900	162,715
Hexagon AB, B Shares	1,466	35,002
Holmen AB	500	17,285
Husqvarna AB, B Shares	2,834	24,291
Investor AB, B Shares	2,300	55,825
Kinnevik Investment AB, B Shares	1,200	27,966
Modern Times Group AB, B Shares	200	15,209
Nordea Bank AB	15,725	172,151
Ratos AB, B Shares	700	27,637
Sandvik AB	5,109	96,402
Scania AB, B Shares	1,700	39,403
Securitas AB, B Shares	1,200	14,287
Skandinaviska Enskilda Banken AB, A Shares	6,680	59,583
Skanska AB, B Shares	2,100	44,217

	Number of Shares	Value†

Sweden — (continued)
SKF AB, B Shares	1,600	$46,591
Ssab Svenskt Stal AB, A Shares	1,400	22,169
Svenska Cellulosa AB, B Shares	2,300	37,022
Svenska Handelsbanken AB, A Shares	2,300	75,429
Swedbank AB, A Shares	3,350	57,320
Swedish Match AB	1,200	39,906
Tele2 AB, B Shares	1,416	32,709
Telefonaktiebolaget LM Ericsson, B Shares	15,556	200,614
TeliaSonera AB	10,900	94,202
Volvo AB, B Shares	6,741	118,546
		1,803,886
Switzerland — 7.8%
ABB Ltd.*	10,997	264,119
Actelion Ltd.*	616	35,444
Adecco S.A.	528	34,721
Aryzta AG	492	25,176
Baloise Holding AG	303	30,020
Compagnie Financiere Richemont SA	2,716	156,868
Credit Suisse Group AG	5,768	245,101
GAM Holding Ltd.	656	12,463
Geberit AG	167	36,364
Givaudan S.A.*	43	43,234
Holcim Ltd.	1,132	85,285
Julius Baer Group Ltd.	1,033	44,829
Kuehne & Nagel International AG*	317	44,349
Lindt & Spruengli AG	1	32,515
Lindt & Spruengli AG, Participation Certificates	3	8,665
Logitech International S.A.*	1,139	20,511
Lonza Group AG	223	18,707
Nestle S.A.	17,464	1,001,066
Novartis AG	10,673	578,910
Pargesa Holding S.A.	49	4,695
Roche Holding AG	3,560	508,516
Schindler Holding AG	145	17,507
Schindler Holding AG, Participation Certificates	194	23,318
SGS S.A.	25	44,502
Sika AG	9	21,674
Sonova Holding AG	251	22,367
STMicroelectronics N.V.	3,129	38,757
Straumann Holding AG	19	4,886
Swiss Life Holding AG*	175	28,922
Swiss Reinsurance	1,817	103,956
Swisscom AG	120	53,500
Syngenta AG	463	150,469
The Swatch Group AG	137	60,572
The Swatch Group AG, Registered Shares	282	22,413
UBS AG	18,049	323,840
Xstrata Plc	10,210	238,642
Zurich Financial Services AG	727	203,497
		4,590,380
United Kingdom — 17.9%
3i Group Plc	4,517	21,659
Admiral Group Plc	1,092	27,223
Aggreko Plc	1,370	34,637

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
AMEC Plc	1,738	$33,262
Anglo American Plc	6,501	334,457
Antofagasta Plc	1,823	39,802
ARM Holdings Plc	6,880	63,463
Associated British Foods Plc	1,748	27,817
AstraZeneca Plc	7,205	330,915
Autonomy Corp. Plc*	1,092	27,836
Aviva Plc	14,121	98,042
Babcock International Group Plc	1,950	19,426
BAE Systems Plc	15,758	82,132
Balfour Beatty Plc	4,201	23,170
Barclays Plc	56,635	252,166
BG Group Plc	16,726	416,164
BHP Billiton Plc	11,184	441,360
BP Plc	95,758	697,416
British American Tobacco Plc	9,930	398,564
British Land Co. Plc	4,812	42,650
British Sky Broadcasting Group Plc	5,867	77,648
BT Group Plc	40,892	121,752
Bunzl Plc	1,778	21,235
Burberry Group Plc	1,938	36,499
Cable & Wireless Worldwide	9,063	7,626
Cairn Energy Plc*	5,960	44,182
Carnival Plc	866	34,064
Centrica Plc	26,159	136,511
Cobham Plc	4,326	15,975
Compass Group Plc	10,107	90,878
Diageo Plc	12,839	244,068
Essar Energy Plc*	1,915	14,534
Eurasian Natural Resources Corp.	1,476	22,175
Firstgroup Plc	2,601	13,615
G4S Plc	8,409	34,453
GlaxoSmithKline Plc	26,332	502,469
Hammerson Plc	2,901	20,798
Home Retail Group Plc	4,117	12,753
HSBC Holdings Plc	89,129	916,512
ICAP Plc	3,290	27,867
Imperial Tobacco Group Plc	5,017	155,091
Inmarsat Plc	1,718	16,646
Intercontinental Hotels Group Plc	1,325	27,165
International Consolidated Airlines Group SA*	3,469	12,768
International Consolidated Airlines Group SA*	2,764	10,065
International Power Plc	6,942	34,300
Intertek Group Plc	932	30,411
Invensys Plc	4,412	24,433
Investec Plc	2,501	19,166
ITV Plc*	22,089	27,409
J. Sainsbury Plc	6,594	35,469
Johnson Matthey Plc	994	29,659
Kazakhmys Plc	824	18,427
Kingfisher Plc	10,133	39,972
Land Securities Group Plc	4,005	47,126
Legal & General Group Plc	27,849	51,466
Liberty International Plc	3,734	22,942

	Number of Shares	Value†

United Kingdom — (continued)
Lloyds Banking Group Plc*	210,086	$195,776
London Stock Exchange Group Plc	323	4,314
Lonmin Plc	599	16,365
Man Group Plc	8,839	34,868
Marks & Spencer Group Plc	7,889	42,611
National Grid Plc	18,149	172,942
Next Plc	769	24,426
Old Mutual Plc	26,167	57,089
Pearson Plc	3,718	65,669
Petrofac Ltd.	1,394	33,298
Prudential Plc	13,259	150,274
Reckitt Benckiser Group Plc	3,068	157,593
Reed Elsevier Plc	6,362	55,112
Rexam Plc	3,745	21,832
Rio Tinto Plc	7,350	516,325
Rolls-Royce Group Plc*	9,544	94,772
Royal Bank of Scotland Group Plc*	94,653	61,937
RSA Insurance Group Plc	17,323	36,544
SABMiller Plc	4,668	165,308
Schroders Plc	450	12,532
Scottish & Southern Energy Plc	4,535	91,739
Segro Plc	3,302	17,030
Serco Group Plc	2,287	20,472
Severn Trent Plc	1,099	25,758
Smith & Nephew Plc	4,409	49,723
Smiths Group Plc	1,949	40,552
Standard Chartered Plc	11,511	298,596
Standard Life Plc	10,535	34,950
Subsea 7 SA*	1,391	35,138
Tesco Plc	39,770	243,076
The Capita Group Plc	3,054	36,402
The Sage Group Plc	6,102	27,223
The Weir Group Plc	992	27,547
Thomas Cook Group Plc	5,125	14,026
TUI Travel Plc	1,257	4,577
Tullow Oil Plc	4,442	103,183
Unilever Plc	6,471	197,236
United Utilities Group Plc	3,483	33,050
Vedanta Resources Plc	511	19,502
Vodafone Group Plc	263,598	746,359
Whitbread Plc	811	21,467
WM Morrison Supermarkets Plc	9,797	43,377
Wolseley Plc*	1,475	49,667
WPP Group Plc	6,750	83,216

		10,593,743

United States — 0.3%
Synthes, Inc.	273	36,915
Transocean Ltd.*#	1,543	120,277

		157,192

TOTAL COMMON STOCKS (Cost $49,024,045)		56,842,409

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — 0.0%
Germany — 0.0%
ProSiebenSat.1 Media AG (Cost $19,258)	587	$17,182

RIGHTS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE*	485	4,205
Hong Kong — 0.0%
Hutchison Whampoa Ltd.~	1,000	0
Sweden — 0.0%
Teliasonera AB*	10,000	665
TOTAL RIGHTS (Cost $0)		4,870

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V.*	256	2

Hong Kong — 0.0%
Henderson Land Development Co., Ltd.	1,000	59

Italy — 0.0%
Unione di Banche Italiane ScpA	1,536	2

TOTAL WARRANTS (Cost $0)		63

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	1,091,100	1,091,100
BlackRock Liquidity Funds TempFund - Institutional Shares	1,091,100	1,091,100

TOTAL SHORT-TERM INVESTMENTS (Cost $2,182,200)		2,182,200

SECURITIES LENDING COLLATERAL — 0.2%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011 (Cost $124,983)	124,983	124,983

TOTAL INVESTMENTS — 100.0% (Cost $51,350,486)(a)		$59,171,707

~	Fair valued security. The total market value of fair valued securities at March 31, 2011 is $60,547.
†	See Security Valuation Note.
*	Non-income producing security.
§	Restricted security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $51,561,211. Net unrealized appreciation/depreciation was $7,610,496. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,814,054 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,203,558.

ADR — American Depository Receipt.

NVDR — Non Voting Depositary Receipt.

Plc — Public Limited Company.

PPS — Partially Protected Shares.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$73,052
Aerospace & Defense	0.6%	337,097
Agriculture	1.3%	739,346
Airlines	0.3%	148,852
Apparel	0.3%	192,781
Auto Manufacturers	3.7%	2,106,953
Auto Parts & Equipment	0.8%	474,607
Banks	14.4%	8,181,051
Beverages	1.8%	1,044,791
Biotechnology	0.2%	132,886
Building Materials	1.3%	717,635
Chemicals	3.9%	2,217,500
Coal	—%	14,914
Commercial Services	1.3%	759,760
Computers	0.4%	216,887
Cosmetics & Personal Care	0.5%	285,371
Distribution & Wholesale	1.3%	744,336
Diversified	0.1%	24,276
Diversified Financial Services	1.2%	680,930
Diversified Operations	0.1%	58,548
Electric	3.7%	2,116,557
Electrical Components & Equipment	1.2%	671,350
Electronics	1.3%	752,893
Energy-Alternate Sources	0.1%	55,019
Engineering & Construction	1.6%	924,238
Entertainment	0.2%	118,859
Environmental Control	—%	8,869
Food	5.0%	2,858,732
Food Service	0.2%	90,878
Forest Products & Paper	0.3%	167,575
Gas	0.6%	358,145
Hand & Machine Tools	0.4%	247,482
Healthcare Products	0.8%	424,025
Healthcare Services	0.2%	99,629
Holding Companies	0.9%	529,534
Home Builders	0.1%	76,184
Home Furnishings	0.6%	356,498
Household Products & Wares	0.5%	280,361
Insurance	4.9%	2,773,892
Internet	0.2%	92,913
Investment Companies	0.4%	222,348
Iron & Steel	1.2%	677,911
Leisure Time	0.2%	128,710
Lodging	0.4%	241,641
Machinery — Construction & Mining	0.5%	304,920
Machinery — Diversified	1.1%	627,003
Media	1.4%	768,525
Metal Fabricate/Hardware	0.5%	253,551
Mining	5.7%	3,211,527
Miscellaneous Manufacturing	1.5%	863,456

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

Mixed Industrial/Office	0.6%	$329,738
Office & Business Equipment	0.5%	298,732
Oil & Gas	7.9%	4,466,034
Oil & Gas Services	0.5%	253,930
Packaging and Containers	0.2%	87,946
Pharmaceuticals	6.3%	3,552,852
Real Estate	1.5%	847,430
Real Estate Investment Trusts	0.5%	267,042
Retail	2.2%	1,254,753
Semiconductors	0.6%	351,100
Shipbuilding	0.1%	62,107
Software	0.7%	405,994
Strip Centers	0.3%	170,821
Telecommunications	6.5%	3,712,414
Textiles	0.2%	97,079
Toys, Games & Hobbies	0.3%	139,430
Transportation	1.6%	931,796
Venture Capital	—%	21,659
Water	0.2%	136,754

	100.0%	$56,842,409

PENN SERIES FUNDS, INC.

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Australia	$5,054,056	$5,054,056	$—	$—
Austria	195,521	195,521	—	—
Belgium	520,424	520,424	—	—
Bermuda	46,870	46,870	—	—
Cayman Islands	22,318	22,318	—	—
China	70,519	70,519	—	—
Cyprus	9,915	9,915	—	—
Denmark	617,256	617,256	—	—
Finland	637,532	637,532	—	—
France	5,484,743	5,484,743	—	—
Germany	4,857,876	4,857,876	—	—
Greece	114,043	114,043	—	—
Guernsey	38,094	38,094	—	—
Hong Kong	1,573,964	1,573,964	—	—
Ireland	284,217	284,217	—	—
Israel	423,643	423,643	—	—
Italy	1,536,534	1,536,534	—	—
Japan	11,529,549	11,493,278	36,271	—
Jersey	37,776	37,776	—	—
Luxembourg	276,027	276,027	—	—
Mexico	29,704	29,704	—	—
Netherlands	2,737,472	2,737,472	—	—
New Zealand	53,411	53,411	—	—
Norway	445,126	445,126	—	—
Portugal	149,710	149,710	—	—
Singapore	887,738	863,462	24,276	—
Spain	2,063,170	2,063,170	—	—
Sweden	1,803,886	1,803,886	—	—
Switzerland	4,590,380	4,590,380	—	—
United Kingdom	10,593,743	10,593,743	—	—
United States	157,192	157,192	—	—
PREFERRED STOCKS	17,182	17,182	—	—
RIGHTS	4,870	665	4,205	—
WARRANTS	63	63	—	—
SHORT-TERM INVESTMENTS	2,182,200	2,182,200	—	—
SECURITIES LENDING COLLATERAL	124,983	124,983	—	—

TOTAL INVESTMENTS	$59,171,644	$59,106,892	$64,752	—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 96.0%
Australia — 5.5%
Coca-Cola Amatil Ltd.	443,832	$5,389,575
QBE Insurance Group Ltd.	265,299	4,848,864
Woolworths Ltd.	303,575	8,440,402

		18,678,841

Belgium — 3.3%
Anheuser - Busch InBev N.V.	110,769	6,309,855
Colruyt S.A.	93,995	4,950,050

		11,259,905

Brazil — 6.7%
AES Tiete S.A. (Preference)	199,261	3,023,119
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	180,157	2,940,731
Companhia de Bebidas das Americas ADR	177,830	5,034,367
CPFL Energia S.A.	98,500	2,824,111
Redecard S.A.	270,800	3,972,474
Souza Cruz S.A.	464,070	4,832,138

		22,626,940

Canada — 4.5%
Canadian National Railway Co.	66,432	5,012,378
Canadian Natural Resources Ltd.	206,928	10,232,211

		15,244,589

China — 0.7%
Baidu, Inc. ADR*	16,538	2,279,102

Denmark — 3.1%
Novo Nordisk A/S, B Shares	85,001	10,679,248

France — 5.9%
BioMerieux	46,696	4,897,779
Bureau Veritas S.A.	56,200	4,413,996
Cie Generale d’Optique Essilor International S.A.	92,156	6,843,591
Pernod-Ricard S.A.	40,400	3,773,079

		19,928,445

Germany — 1.6%
Muenchener Ruckversicherung AG	34,557	5,436,109

India — 11.5%
Bharat Heavy Electricals Ltd.	72,699	3,362,543
HDFC Bank Ltd.	245,559	12,917,246
Hero Honda Motors Ltd.	34,531	1,230,750
Housing Development Finance Corp.	647,510	10,181,276
ITC Ltd.	1,990,874	8,129,570
Jain Irrigation Systems Ltd.	150,935	605,500
Nestle India Ltd.	30,648	2,540,461

		38,967,346

Ireland — 3.0%
Covidien Plc#	193,076	10,028,367

Japan — 3.4%
Nitori Holdings Co., Ltd.	77,900	6,845,984
Secom Co., Ltd.	103,300	4,799,886

		11,645,870

	Number of Shares	Value†

Mexico — 0.5%
Wal-Mart de Mexico S.A.B de C.V., Series V	592,200	$1,777,429

Netherlands — 4.3%
Core Laboratories N.V.	88,090	9,000,155
Royal Dutch Shell Plc	69,465	2,524,631
Unilever N.V.	96,278	3,018,836

		14,543,622

Singapore — 0.9%
Oversea-Chinese Banking Corp. Ltd.	414,300	3,148,746

Spain — 0.7%
Prosegur Cia de Seguridad S.A.	38,947	2,318,208

Switzerland — 7.2%
Kuehne & Nagel International AG	18,909	2,645,407
Nestle S.A.	260,010	14,904,220
Novartis AG	123,149	6,679,677

		24,229,304

United Kingdom — 27.5%
Admiral Group Plc	150,180	3,743,900
Amlin Plc	777,396	4,760,204
British American Tobacco Plc	489,056	19,629,397
Bunzl Plc	204,522	2,442,676
Diageo Plc	406,245	7,722,669
Domino’s Pizza UK & IRL Plc	574,349	3,942,568
Imperial Tobacco Group Plc	391,710	12,108,977
Reckitt Benckiser Group Plc	180,338	9,263,384
SABMiller Plc	186,001	6,586,839
Scottish & Southern Energy Plc	135,334	2,737,682
Standard Chartered Plc	350,543	9,093,109
Tesco Plc	1,395,467	8,529,147
The Capita Group Plc	223,282	2,661,360

		93,221,912

United States — 5.7%
Philip Morris International, Inc.	293,046	19,232,609

TOTAL COMMON STOCKS (Cost $254,016,419)		325,246,592

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds TempCash - Institutional Shares	2,817,345	2,817,345
BlackRock Liquidity Funds TempFund - Institutional Shares	2,817,345	2,817,345

TOTAL SHORT-TERM INVESTMENTS (Cost $5,634,690)		5,634,690

SECURITIES LENDING COLLATERAL — 2.3%
BlackRock Liquidity Funds TempFund - Institutional Shares 0.139%, 04/01/2011
(Cost $7,733,016)	7,733,016	7,733,016

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

TOTAL INVESTMENTS — 100.0% (Cost $267,384,125)(a)	$338,614,298

†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $269,665,357. Net unrealized appreciation was $68,948,941. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $72,579,225 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $ 3,630,284.

ADR — American Depository Receipt.

Plc — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 03/31/2011 †
United Kingdom	28%
India	11
United States	10
Brazil	7
Switzerland	7
France	6
Australia	5
Other	26

Total	100%

†	% of total investments as of March 31, 2011

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	19.7%	$63,932,691
Banks	7.7%	25,159,101
Beverages	10.7%	34,816,384
Commercial Services	5.1%	16,636,126
Diversified Financial Services	5.3%	17,094,481
Electric	2.6%	8,584,912
Electrical Components & Equipment	1.0%	3,362,543
Food	13.0%	42,383,116
Healthcare Products	5.2%	16,871,958
Healthcare Services	1.5%	4,897,779
Household Products & Wares	2.8%	9,263,384
Insurance	5.8%	18,789,077
Internet	0.7%	2,279,102
Leisure Time	0.4%	1,230,750
Miscellaneous Manufacturing	0.2%	605,500
Oil & Gas	3.9%	12,756,842
Oil & Gas Services	2.8%	9,000,155
Pharmaceuticals	5.3%	17,358,925
Retail	3.9%	12,565,981
Transportation	2.4%	7,657,785

	100.0%	$325,246,592

PENN SERIES FUNDS, INC.

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$325,246,592	$325,246,592	$—	$—
SHORT-TERM INVESTMENTS	5,634,690	5,634,690	—	—
SECURITIES LENDING COLLATERAL	7,733,016	7,733,016	—	—

TOTAL INVESTMENTS	$338,614,298	$338,614,298	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 95.2%
Argentina — 0.2%
Banco Macro S.A. ADR	6,620	$264,999

Brazil — 10.6%
Banco do Brasil S.A.	35,400	638,551
BM&F Bovespa S.A.	131,600	955,171
BRF-Brasil Foods S.A.	79,800	1,495,654
BRF-Brasil Foods S.A. ADR	2,600	49,634
Companhia de Bebidas das Americas ADR	49,000	1,387,190
Hypermarcas S.A.*	33,800	445,105
Itau Unibanco Holding S.A. (Preference)	15,397	365,533
Itau Unibanco Holding S.A. ADR	79,998	1,923,952
MRV Engenharia e Participacoes S.A.	51,900	415,162
PDG Realty S.A. Empreendimentos e Participacoes	154,400	858,697
Petroleo Brasileiro S.A.	5,910	117,537
Petroleo Brasileiro S.A. (Preference)	31,600	550,651
Petroleo Brasileiro S.A. ADR	14,500	515,330
Petroleo Brasileiro S.A. ADR	33,600	1,358,448
Ultrapar Participacoes S.A. (Preference)	31,100	515,270
Vale S.A. ADR	16,700	556,945
Vale S.A. Preferred ADR	57,800	1,706,256
Vivo Participacoes S.A. ADR	27,400	1,106,412

		14,961,498

Chile — 0.4%
Empresa Nacional de Electricidad S.A.	244,559	453,129
Empresa Nacional de Electricidad S.A. ADR	1,500	83,430

		536,559

China — 9.5%
Bank of China Ltd., Class H	1,596,400	888,650
China Coal Energy Co. Ltd., Class H	306,000	416,993
China Construction Bank Corp., Class H	2,297,930	2,153,603
China Life Insurance Co. Ltd., Class H	214,000	803,337
China Oilfield Services Ltd., Class H	306,000	692,366
China Pacific Insurance Group Co. Ltd., Class H	203,000	853,385
China Telecom Corp. Ltd., Class H	1,300,000	793,850
China ZhengTong Auto Services Holdings Ltd.*	389,000	397,574
Dongfeng Motor Group Co. Ltd., Class H	316,000	537,869
Hengan International Group Co. Ltd.	62,000	459,906
JA Solar Holdings Co., Ltd. ADR*	50,720	355,040
Ping An Insurance Group Co. of China Ltd., Class H	82,500	836,290
Sohu.com, Inc.*	8,600	768,496
Tencent Holdings Ltd.	47,400	1,154,752
Want Want China Holdings Ltd.	599,000	470,511
West China Cement Ltd.	1,208,000	534,228
Xinjiang Goldwind Science & Technology Co. Ltd., Class H*	220,200	405,946
Yanzhou Coal Mining Co. Ltd., Class H	244,000	887,723

		13,410,519

Cyprus — 0.4%
Eurasia Drilling Co. Ltd. GDR	16,510	561,340

Czech Republic — 2.5%
CEZ A.S.	27,600	1,410,525

	Number of Shares	Value†

Czech Republic — (continued)
Komercni Banka, A.S.	4,371	$1,103,035
Telefonica O2 Czech Republic A.S.	45,800	1,071,388

		3,584,948

Egypt — 1.3%
Commercial International Bank Egypt SAE*	113,127	619,783
Egyptian Financial Group-Hermes Holding GDR	9,590	70,774
Egyptian Financial Group-Hermes Holding SAE	49,562	182,131
Juhayna Food Industries*	382,997	359,250
Telecom Egypt	225,512	653,132

		1,885,070

Hong Kong — 3.2%
Belle International Holdings Ltd.	426,000	780,963
China Gas Holdings Ltd.	816,000	400,733
China Mobile Ltd.	98,500	907,306
China Resources Power Holdings Co. Ltd.	438,200	843,889
CNOOC Ltd.	477,000	1,201,921
Orient Overseas International Ltd.	37,500	393,630
Shanghai Industrial Holdings Ltd.	18,000	68,959

		4,597,401

Hungary — 0.6%
Richter Gedeon Nyrt	4,276	888,876

India — 8.9%
Asian Paints Ltd.	8,192	463,984
Coal India Ltd.	31,300	243,199
Dr. Reddys Laboratories Ltd.	23,524	864,604
Engineers India Ltd.	62,866	429,538
GAIL India Ltd.	44,896	467,132
Glenmark Pharmaceuticals Ltd.	92,601	589,100
HDFC Bank Ltd.	25,061	1,318,294
HDFC Bank Ltd. ADR	1,106	187,954
ICICI Bank Ltd.	23,082	577,736
IndusInd Bank Ltd.	135,665	801,912
Infosys Technologies Ltd.	27,035	1,964,986
Infosys Technologies Ltd. ADR	2,200	157,740
Infrastructure Development Finance Co., Ltd.	97,419	337,728
ITC Ltd.	64,178	262,065
ITC Ltd. GDR	67,502	275,638
Jindal Steel & Power Ltd.*	44,508	695,940
Larsen & Toubro Ltd.*	17,630	653,055
Reliance Industries Ltd.	44,582	1,048,794
Sun TV Network Ltd.*	22,645	228,126
Tata Consultancy Services Ltd.	38,216	1,014,551

		12,582,076

Indonesia — 4.0%
Astra International Tbk PT	201,000	1,315,762
Bank Central Asia Tbk PT	1,081,500	863,213
Bank Mandiri Tbk PT	670,000	523,227
Indofood Sukses Makmur Tbk PT	1,061,500	658,295
Indosat Tbk PT	1,111,500	676,537
Kalbe Farma Tbk PT	145,000	56,618
Lippo Karawaci Tbk PT	9,898,500	693,435

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Indonesia — (continued)
Telekomunikasi Indonesia Tbk PT	975,500	$823,419

		5,610,506

Korea — 1.9%
Hynix Semiconductor, Inc.	32,510	927,629
Korean Air Lines Co. Ltd.	7,543	452,463
S-Oil Corp.	2,826	391,588
SK Innovation Co. Ltd.	4,456	857,118

		2,628,798

Lebanon — 0.6%
Banque Audi sal- Audi Saradar Group GDR	57,779	427,853
BLOM Bank SAL GDR	46,088	440,832

		868,685

Malaysia — 1.5%
Axiata Group BHD*	1,001,600	1,584,041
Sime Darby BHD	199,400	607,664

		2,191,705

Mexico — 5.7%
America Movil S.A.B. de C.V., Series L ADR	57,200	3,323,320
Desarrolladora Homex S.A.B. de C.V. ADR*	13,112	357,302
Empresas ICA S.A.B. de C.V.*	143,500	326,464
Fomento Economico Mexicano S.A.B. de C.V. ADR	22,300	1,309,010
Grupo Financiero Banorte S.A.B. de C.V., Series O	173,292	815,873
Grupo Mexico S.A.B. de C.V., Series B	212,800	797,925
Wal-Mart de Mexico S.A.B de C.V., Series V	370,100	1,110,818

		8,040,712

Peru — 1.3%
Cia de Minas Buenaventura S.A. ADR	21,700	932,449
Credicorp Ltd.	9,010	945,419

		1,877,868

Philippines — 2.4%
Ayala Corp.	77,420	686,433
Metro Pacific Investments Corp.	7,682,000	577,035
Metropolitan Bank & Trust*	484,332	716,454
Philippine Long Distance Telephone Co.	11,920	638,297
SM Investments Corp.	62,910	752,311

		3,370,530

Poland — 0.8%
Telekomunikacja Polska S.A.	179,962	1,115,415

Portugal — 0.7%
Jeronimo Martins SGPS S.A.	59,303	953,897

Qatar — 0.5%
Industries Qatar QSC	17,100	644,308

Russia — 5.9%
Lukoil OAO ADR	57,480	4,103,497
Mail.ru Group Ltd. GDR 144A*~	7,908	236,845
Rosneft Oil Co. OJSC GDR	212,008	1,936,693

	Number of Shares	Value†

Russia — (continued)
Sberbank of Russia GDR	4,788	$2,001,729

		8,278,764

South Africa — 5.3%
AVI Ltd.	221,511	981,983
Clicks Group Ltd.	142,900	899,013
Impala Platinum Holdings Ltd.	900	26,041
Imperial Holdings Ltd.	29,100	491,237
MTN Group Ltd.	93,773	1,893,064
Naspers Ltd., N Shares	37,960	2,042,490
Pick n Pay Stores Ltd.	176,909	1,203,452

		7,537,280

South Korea — 12.1%
Amorepacific Corp.	310	295,319
Cheil Industries, Inc.	5,339	567,021
Cheil Worldwide, Inc.	33,820	447,048
GS Engineering & Construction Corp.	3,822	400,684
Hana Financial Group, Inc.	7,110	307,552
Hyundai Engineering & Construction Co. Ltd.	6,369	459,843
Hyundai Heavy Industries Co. Ltd.	1,211	571,856
Hyundai Mobis	2,628	784,603
Hyundai Motor Co.	7,884	1,459,002
Hyundai Steel Co.	4,784	610,566
KB Financial Group, Inc.	20,339	1,066,131
LG Chem Ltd.	3,250	1,362,870
LG Display Co. Ltd.	12,120	380,079
NCSoft Corp.	902	205,981
NHN Corp.*	3,186	556,196
OCI Co. Ltd.	2,050	923,196
Samsung C&T Corp.	1,076	70,429
Samsung Electronics Co. Ltd.	3,628	3,082,452
Samsung Electronics Co. Ltd. (Preference)	794	452,391
Samsung Fire & Marine Insurance Co. Ltd.*	3,760	831,214
Shinhan Financial Group Co. Ltd.	29,506	1,340,876
Shinsegae Co. Ltd.	1,007	239,598
SSCP Co. Ltd.	17,100	55,729
Woongjin Coway Co. Ltd.	20,500	707,348

		17,177,984

Taiwan — 6.5%
Acer, Inc.	100,827	205,724
Asustek Computer, Inc.	78,400	678,517
AU Optronics Corp.*	342,350	299,199
Chimei Innolux Corp.*	502,000	514,692
China Steel Corp.	438,546	524,200
Formosa Plastics Corp.	235,000	827,113
Fubon Financial Holding Co. Ltd.	476,624	632,927
Hon Hai Precision Industry Co. Ltd.	370,372	1,297,275
HTC Corp.	32,660	1,277,235
Kinsus Interconnect Technology Corp.	17,000	52,549
Nan Ya Plastics Corp.	101,000	297,781
Taiwan Semiconductor Manufacturing Co. Ltd.	741,769	1,780,861
Uni-President Enterprises Corp.	599,400	821,445

		9,209,518

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Thailand — 2.8%
Kasikornbank PCL	63,600	$276,522
Kasikornbank PCL NVDR	223,700	939,325
PTT PCL	79,300	928,160
Siam Cement PCL NVDR	88,000	1,021,260
Total Access Communication PCL	307,900	493,739
Total Access Communication PCL NVDR	168,700	267,734

		3,926,740

Turkey — 2.6%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	85,967	1,216,527
Coca-Cola Icecek A.S.	38,412	481,379
TAV Havalimanlari Holding A.S.*	168,951	805,336
Turk Telekomunikasyon A.S.	220,749	1,109,428

		3,612,670

United Kingdom — 1.8%
Antofagasta Plc	31,692	691,941
SABMiller Plc	53,663	1,924,570

		2,616,511

United States — 1.2%
Central European Distribution Corp.*	29,743	337,583
Mead Johnson Nutrition Co.	24,314	1,408,510

		1,746,093

TOTAL COMMON STOCKS (Cost $105,131,864)		134,681,270

CORPORATE BONDS — 0.0%
India — 0.0%
Dr Reddy’s Laboratories 9.250%, 03/24/14~ (Cost $15,620)	141	15,706

EXCHANGE TRADED FUNDS — 0.2%
United States — 0.2%
Vanguard MSCI Emerging Markets (Cost $258,225)	5,700	278,844

SHORT-TERM INVESTMENTS — 4.6%
BlackRock Liquidity Funds TempCash - Institutional Shares	3,230,734	3,230,734
BlackRock Liquidity Funds TempFund - Institutional Shares	3,230,734	3,230,734

TOTAL SHORT-TERM INVESTMENTS (Cost $6,461,468)		6,461,468

TOTAL INVESTMENTS — 100.0% (Cost $111,867,177)(a)		$141,437,288

~	Fair valued security. The total market value of fair valued securities at March 31, 2011 is $252,551.
†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $113,338,514. Net unrealized appreciation/depreciation was $28,098,774. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,854,547 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,755,773.

ADR — American Depository Receipt.

GDR — Global Depository Receipt

NVDR — Non Voting Depositary Receipt.

OJSC — Open Joint Stock Company

PCL — Public Company Limited.

Plc — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$447,048
Agriculture	0.4%	537,703
Airlines	0.3%	452,463
Auto Manufacturers	1.5%	1,996,871
Auto Parts & Equipment	0.6%	784,603
Banks	13.5%	18,216,713
Beverages	4.9%	6,656,259
Building Materials	0.7%	891,530
Chemicals	3.8%	5,090,251
Coal	1.6%	2,125,651
Computers	4.3%	5,813,445
Cosmetics & Personal Care	0.2%	295,319
Distribution & Wholesale	0.1%	70,429
Diversified Financial Services	3.4%	4,555,562
Electric	2.1%	2,790,973
Electronics	1.5%	2,029,102
Energy-Alternate Sources	0.3%	355,040
Engineering & Construction	2.3%	3,074,920
Environmental Control	0.5%	707,348
Food	3.6%	4,808,686
Gas	0.3%	467,132
Healthcare Products	0.3%	459,906
Holding Companies	2.9%	3,857,536
Home Builders	0.3%	415,162
Insurance	2.5%	3,324,226
Internet	2.2%	2,922,270
Investment Companies	0.2%	337,728
Iron & Steel	1.4%	1,830,706
Media	1.7%	2,270,616
Mining	3.5%	4,711,557
Miscellaneous Manufacturing	0.7%	972,967
Oil & Gas	9.7%	13,009,737
Oil & Gas Services	0.9%	1,253,706
Pharmaceuticals	3.2%	4,252,813
Pipelines	0.3%	400,733
Real Estate	1.1%	1,552,132
Retail	5.0%	6,699,491
Semiconductors	4.6%	6,243,333
Shipbuilding	0.4%	571,856
Telecommunications	12.2%	16,457,082
Transportation	0.3%	393,630
Water	0.4%	577,035

	100.0%	$134,681,270

PENN SERIES FUNDS, INC.

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Argentina	$264,999	$264,999	$—	$—
Brazil	14,961,498	14,961,498	—	—
Chile	536,559	536,559	—	—
China	13,410,519	13,410,519	—	—
Cyprus	561,340	561,340	—	—
Czech Republic	3,584,948	3,584,948	—	—
Egypt	1,885,070	1,885,070	—	—
Hong Kong	4,597,401	4,597,401	—	—
Hungary	888,876	888,876	—	—
India	12,582,076	12,582,076	—	—
Indonesia	5,610,506	5,610,506	—	—
Korea	2,628,798	2,628,798	—	—
Lebanon	868,685	868,685	—	—
Malaysia	2,191,705	2,191,705	—	—
Mexico	8,040,712	8,040,712	—	—
Peru	1,877,868	1,877,868	—	—
Philippines	3,370,530	3,370,530	—	—
Poland	1,115,415	1,115,415	—	—
Portugal	953,897	953,897	—	—
Qatar	644,308	644,308	—	—
Russia	8,278,764	8,041,919	236,845	—
South Africa	7,537,280	7,537,280	—	—
South Korea	17,177,984	17,177,984	—	—
Taiwan	9,209,518	9,209,518	—	—
Thailand	3,926,740	3,926,740	—	—
Turkey	3,612,670	3,612,670	—	—
United Kingdom	2,616,511	2,616,511	—	—
United States	1,746,093	1,746,093	—	—

TOTAL COMMON STOCKS	134,681,270	134,444,425	236,845	—

EXCHANGE TRADED FUNDS	278,844	278,844	—	—
CORPORATE BONDS	15,706	—	15,706
SHORT-TERM INVESTMENTS	6,461,468	6,461,468	—	—

TOTAL INVESTMENTS	$141,437,288	$141,184,737	$252,551	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

REIT FUND

	Number of Shares	Value†
COMMON STOCKS — 4.6%
Lodging — 1.6%
Hyatt Hotels Corp., Class A*	28,400	$1,222,336

Real Estate — 3.0%
Brookfield Properties Corp.	89,375	1,583,725
Forest City Enterprises, Inc., Class A*	36,025	678,351

		2,262,076

TOTAL COMMON STOCKS (Cost $3,259,229)		3,484,412

REAL ESTATE INVESTMENT TRUSTS — 93.9%
Apartments — 15.6%
Apartment Investment & Management Co., Class A	41,600	1,059,552
AvalonBay Communities, Inc.	36,126	4,338,010
Equity Residential	63,375	3,574,984
Essex Property Trust, Inc.	13,125	1,627,500
Mid-America Apartment Communities, Inc.	17,650	1,133,130

		11,733,176

Diversified — 8.5%
Colonial Properties Trust	66,375	1,277,719
Liberty Property Trust	24,375	801,937
Vornado Realty Trust	40,288	3,525,200
Washington Real Estate Investment Trust	25,550	794,350

		6,399,206

Healthcare — 12.5%
HCP, Inc.	95,003	3,604,414
Health Care REIT, Inc.	38,475	2,017,629
Nationwide Health Properties, Inc.	51,900	2,207,307
Ventas, Inc.	28,200	1,531,260

		9,360,610

Hotels & Resorts — 6.6%
Host Hotels & Resorts, Inc.	198,395	3,493,736
LaSalle Hotel Properties	46,434	1,253,718
Sunstone Hotel Investors, Inc.*	23,275	237,172

		4,984,626

Industrial — 7.4%
Digital Realty Trust, Inc.	61,750	3,590,145
ProLogis	123,225	1,969,135

		5,559,280

Office Property — 14.8%
BioMed Realty Trust, Inc.	145,525	2,767,885
Boston Properties, Inc.	43,375	4,114,119
Brandywine Realty Trust	73,800	895,932
Douglas Emmett, Inc.	37,500	703,125
Hudson Pacific Properties, Inc.	8,425	123,847
Mack-Cali Realty Corp.	23,700	803,430
SL Green Realty Corp.	22,375	1,682,600

		11,090,938

Regional Malls — 16.4%
Glimcher Realty Trust	84,175	778,619
Simon Property Group, Inc.	84,582	9,063,807
Taubman Centers, Inc.	45,850	2,456,643

		12,299,069

	Number of Shares	Value†

Storage & Warehousing — 5.5%
Public Storage	31,790	$3,525,829
U-Store-It Trust	58,850	619,102

		4,144,931

Strip Centers — 6.6%
Developers Diversified Realty Corp.	161,350	2,258,900
Federal Realty Investment Trust	11,725	956,291
Regency Centers Corp.	40,800	1,773,984

		4,989,175

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,379,402)		70,561,011

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds TempCash - Institutional Shares	551,441	551,441
BlackRock Liquidity Funds TempFund - Institutional Shares	551,440	551,440

TOTAL SHORT-TERM INVESTMENTS (Cost $1,102,881)		1,102,881

TOTAL INVESTMENTS — 100.0% (Cost $66,741,512)(a)		$75,148,304

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $67,901,814. Net unrealized appreciation/depreciation was $7,246,490. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,425,538 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,179,048.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC

REIT FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$3,484,412	$3,484,412	$—	$—
REAL ESTATE INVESTMENT TRUSTS	70,561,011	70,561,011	—	—
SHORT-TERM INVESTMENTS	1,102,881	1,102,881	—	—

TOTAL INVESTMENTS	$75,148,304	$75,148,304	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 68.9%
Penn Series Index 500 Fund	258,291	$2,484,755
Penn Series Large Cap Growth Fund	56,344	552,168
Penn Series Large Cap Value Fund	216,113	3,313,006
Penn Series Large Core Growth Fund	133,374	1,380,419
Penn Series Large Core Value Fund	201,102	1,932,587
Penn Series Large Growth Stock Fund	51,032	828,252
Penn Series Mid Cap Growth Fund	98,689	1,104,335
Penn Series Mid Cap Value Fund	81,261	1,104,335
Penn Series Mid Core Value Fund	71,278	828,252
Penn Series REIT Fund	95,037	1,104,335
Penn Series Small Cap Growth Fund	23,790	552,406
Penn Series Small Cap Index Fund	46,168	552,168
Penn Series Small Cap Value Fund	63,798	1,103,697
Penn Series SMID Cap Growth Fund	84,365	1,105,179
Penn Series SMID Cap Value Fund	81,863	1,104,335

TOTAL AFFILIATED EQUITY FUNDS (Cost $13,464,527)		19,050,229

AFFILIATED FIXED INCOME FUNDS — 5.0%
Penn Series Quality Bond Fund (Cost $1,314,148)	119,207	1,380,419

AFFILIATED INTERNATIONAL EQUITY FUNDS — 26.0%
Penn Series Developed International Index Fund	190,215	1,932,587
Penn Series Emerging Markets Equity Fund	94,549	1,104,335
Penn Series International Equity Fund	229,942	4,141,258

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $5,808,950)		7,178,180

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds TempCash-Institutional Shares	18,722	18,722
BlackRock Liquidity Funds TempFund-Institutional Shares	18,721	18,721

TOTAL SHORT-TERM INVESTMENTS (Cost $37,443)		37,443

TOTAL INVESTMENTS — 100.0% (Cost $20,625,068)(a)		$27,646,271

†	See Security Valuation Note.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $20,877,635. Net unrealized appreciation/depreciation was $6,768,636. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,021,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $252,567.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$19,050,229	$19,050,229	$—	$—
AFFILIATED FIXED INCOME FUNDS	1,380,419	1,380,419	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	7,178,180	7,178,180	—	—
SHORT-TERM INVESTMENTS	37,443	37,443	—	—

TOTAL INVESTMENTS	$27,646,271	$27,646,271	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.5%
Penn Series Index 500 Fund*	1,262,980	$12,149,863
Penn Series Large Cap Growth Fund*	137,754	1,349,985
Penn Series Large Cap Value Fund*	880,616	13,499,848
Penn Series Large Core Growth Fund*	391,300	4,049,954
Penn Series Large Core Value Fund*	842,863	8,099,909
Penn Series Large Growth Stock Fund*	249,535	4,049,954
Penn Series Mid Cap Growth Fund*	482,568	5,399,939
Penn Series Mid Cap Value Fund*	397,347	5,399,939
Penn Series Mid Core Value Fund*	348,533	4,049,954
Penn Series REIT Fund*	348,533	4,049,955
Penn Series Small Cap Growth Fund*	58,164	1,350,566
Penn Series Small Cap Index Fund*	225,750	2,699,970
Penn Series Small Cap Value Fund*	233,966	4,047,615
Penn Series SMID Cap Growth Fund*	309,393	4,053,048
Penn Series SMID Cap Value Fund*	300,219	4,049,954

TOTAL AFFILIATED EQUITY FUNDS (Cost $55,379,419)		78,300,453

AFFILIATED FIXED INCOME FUNDS — 19.8%
Penn Series High Yield Bond Fund*	308,216	2,699,970
Penn Series Limited Maturity Bond Fund*	604,832	6,749,924
Penn Series Quality Bond Fund*	1,515,527	17,549,802

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $25,539,986)		26,999,696

AFFILIATED INTERNATIONAL EQUITY FUNDS — 21.8%
Penn Series Developed International Index Fund*	797,235	8,099,909
Penn Series Emerging Markets Equity Fund*	462,324	5,399,939
Penn Series International Equity Fund*	899,490	16,199,817

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $24,187,597)		29,699,665

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds TempCash—Institutional Shares	593,697	593,697
BlackRock Liquidity Funds TempFund—Institutional Shares	593,697	593,697

TOTAL SHORT-TERM INVESTMENTS (Cost $1,187,394)		1,187,394

TOTAL INVESTMENTS — 100.0% (Cost $106,294,396)(a)		$136,187,208

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $107,909,783. Net unrealized appreciation/depreciation was $28,277,425. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,892,811 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,615,386.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$78,300,453	$78,300,453	$—	$—
AFFILIATED FIXED INCOME FUNDS	26,999,696	26,999,696	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	29,699,665	29,699,665	—	—
SHORT-TERM INVESTMENTS	1,187,394	1,187,394	—	—

TOTAL INVESTMENTS	$136,187,208	$136,187,208	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.9%
Penn Series Flexibly Managed Fund*	248,999	$6,439,112
Penn Series Index 500 Fund*	1,561,808	15,024,595
Penn Series Large Cap Growth Fund*	219,017	2,146,371
Penn Series Large Cap Value Fund*	980,078	15,024,594
Penn Series Large Core Growth Fund*	414,758	4,292,741
Penn Series Large Core Value Fund*	893,390	8,585,483
Penn Series Large Growth Stock Fund*	264,494	4,292,741
Penn Series Mid Cap Growth Fund*	575,434	6,439,112
Penn Series Mid Cap Value Fund*	473,812	6,439,112
Penn Series Mid Core Value Fund*	369,427	4,292,741
Penn Series REIT Fund*	369,427	4,292,741
Penn Series Small Cap Growth Fund*	92,476	2,147,295
Penn Series Small Cap Index Fund*	358,925	4,292,741
Penn Series Small Cap Value Fund*	247,992	4,290,261
Penn Series SMID Cap Growth Fund*	327,941	4,296,021
Penn Series SMID Cap Value Fund*	318,217	4,292,741

TOTAL AFFILIATED EQUITY FUNDS (Cost $68,943,186)		96,588,402

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	980,078	8,585,483
Penn Series Limited Maturity Bond Fund*	2,307,925	25,756,447
Penn Series Quality Bond Fund*	3,707,030	42,927,413

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $73,059,810)		77,269,343

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.9%
Penn Series Developed International Index Fund*	845,028	8,585,483
Penn Series Emerging Markets Equity Fund*	367,529	4,292,741
Penn Series International Equity Fund*	1,191,766	21,463,706

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $27,851,117)		34,341,930

AFFILIATED MONEY MARKET FUND — 3.0%
Penn Series Money Market Fund (Cost $6,439,164)	6,439,164	6,439,164
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds TempCash - Institutional Shares	306,153	306,153
BlackRock Liquidity Funds TempFund - Institutional Shares	306,152	306,152

TOTAL SHORT-TERM INVESTMENTS (Cost $612,305)		612,305

TOTAL INVESTMENTS — 100.0% (Cost $176,905,582)(a)		$215,251,144

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $177,976,935. Net unrealized appreciation/depreciation was $37,274,210. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $38,345,562 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,071,352.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$96,588,402	$96,588,402	$—	$—
AFFILIATED FIXED INCOME FUNDS	77,269,343	77,269,343	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	34,341,930	34,341,930	—	—
AFFILIATED MONEY MARKET FUNDS	6,439,164	6,439,164	—	—
SHORT-TERM INVESTMENTS	612,305	612,305	—	—

TOTAL INVESTMENTS	$215,251,144	215,251,144	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 31.0%
Penn Series Flexibly Managed Fund*	90,314	$2,335,509
Penn Series Index 500 Fund*	404,627	3,892,514
Penn Series Large Cap Value Fund*	253,915	3,892,514
Penn Series Large Core Growth Fund*	75,218	778,503
Penn Series Large Core Value Fund*	243,029	2,335,509
Penn Series Large Growth Stock Fund*	95,934	1,557,006
Penn Series Mid Cap Growth Fund*	69,571	778,503
Penn Series Mid Cap Value Fund*	114,570	1,557,006
Penn Series Mid Core Value Fund*	133,994	1,557,006
Penn Series REIT Fund*	133,994	1,557,006
Penn Series Small Cap Index Fund*	130,184	1,557,006
Penn Series SMID Cap Growth Fund*	59,473	779,097
Penn Series SMID Cap Value Fund*	115,419	1,557,006

TOTAL AFFILIATED EQUITY FUNDS (Cost $16,979,142)		24,134,185

AFFILIATED FIXED INCOME FUNDS — 54.0%
Penn Series High Yield Bond Fund*	533,221	4,671,017
Penn Series Limited Maturity Bond Fund*	1,395,167	15,570,059
Penn Series Quality Bond Fund*	1,882,390	21,798,082

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,571,967)		42,039,158

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.0%
Penn Series Developed International Index Fund*	229,873	2,335,509
Penn Series International Equity Fund*	302,583	5,449,520

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,106,002)		7,785,029

AFFILIATED MONEY MARKET FUND — 5.0%
Penn Series Money Market Fund (Cost $3,892,547)	3,892,547	3,892,547

TOTAL INVESTMENTS — 100.0% (Cost $66,549,658)		$77,850,919

†	See Security Valuation Note.
*	Non-income producing security.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$24,134,185	$24,134,185	$—	$—
AFFILIATED FIXED INCOME FUNDS	42,039,158	42,039,158	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	7,785,029	7,785,029	—	—
AFFILIATED MONEY MARKET FUNDS	3,892,547	3,892,547	—	—

TOTAL INVESTMENTS	$77,850,919	$77,850,919	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 16.0%
Penn Series Flexibly Managed Fund*	55,521	$1,435,784
Penn Series Index 500 Fund*	199,000	1,914,379
Penn Series Large Cap Value Fund*	62,439	957,190
Penn Series Large Core Value Fund*	99,603	957,190
Penn Series Large Growth Stock Fund*	58,977	957,190
Penn Series Mid Cap Growth Fund*	42,770	478,595
Penn Series Mid Cap Value Fund*	70,433	957,189

TOTAL AFFILIATED EQUITY FUNDS (Cost $5,406,629)		7,657,517

AFFILIATED FIXED INCOME FUNDS — 68.9%
Penn Series High Yield Bond Fund*	382,439	3,350,164
Penn Series Limited Maturity Bond Fund*	1,115,006	12,443,465
Penn Series Quality Bond Fund*	1,487,860	17,229,414

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $30,839,022)		33,023,043

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund*	94,212	957,190
Penn Series International Equity Fund*	79,722	1,435,784

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,795,483)		2,392,974

AFFILIATED MONEY MARKET FUND — 10.0%
Penn Series Money Market Fund (Cost $4,785,988)	4,785,988	4,785,988

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds TempCash - Institutional Shares	35,737	35,737
BlackRock Liquidity Funds TempFund - Institutional Shares	35,737	35,737

TOTAL SHORT-TERM INVESTMENTS (Cost $71,474)		71,474

TOTAL INVESTMENTS — 100.0% (Cost $42,898,596)(a)		$47,930,996

†	See Security Valuation Note.
*	Non-income producing security.
(a)

At March 31, 2011, the cost for Federal income tax purposes was $43,302,075. Net unrealized appreciation/depreciation was $4,628,921. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,032,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $403,479.

PENN SERIES FUNDS, INC.

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2011	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$7,657,517	$7,657,517	$—	$—
AFFILIATED FIXED INCOME FUNDS	33,023,043	33,023,043	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,392,974	2,392,974	—	—
AFFILIATED MONEY MARKET FUNDS	4,785,988	4,785,988	—	—
SHORT-TERM INVESTMENTS	71,474	71,474	—	—

TOTAL INVESTMENTS	$47,930,996	$47,930,996	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value ,Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, REIT — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds — These funds invest in shares of affiliated Penn Series Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Fair Value Measurements — Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of March 31, 2011 is included with each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 24, 2011

By (Signature and Title)*	/s/ Robert J. DellaCroce
Robert J. DellaCroce, Treasurer
(principal financial officer)

Date	May 24, 2011

*	Print the name and title of each signing officer under his or her signature.